Exception Grades
Run Date - 1/31/2020 4:51:34 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	1001786	XXX	3737954	1001786-4687	07/12/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Payment Interest Only Until	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/24/2017 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/24/2017)				Reviewer Comment (2017-08-14): This was an error due to differing terms of years vs months and has been resolved. Seller Comment (2017-08-14): MD - Need more clarity from AMC. The loan is 10 yr (120 month) IO, with 20 years (240 months) of fixed rate payments, totaling a 30 yr mortgage. The CD' s, product, projected payments and AP table reflect the 120 months of IO, with fixed payments starting in month 121. Reviewed Note and Mortgage and terms appear to match CD, where is the gap?	08/14/2017			1	A	03/27/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1001786	XXX	3737956	1001786-4394	07/12/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/24/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/03/24/2017)				Reviewer Comment (2019-09-13): Property value used for closing and LTV is the lower of the Desk Review.	09/13/2019			1	A	03/27/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1001786	XXX	3737957	1001786-4826	07/12/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/24/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/24/2017)				Reviewer Comment (2017-12-19): re-opened cleared condition as it was cured as a post close cure. Reviewer Comment (2017-12-19): Attestation was provided confirming that the lender was closed for the holidays and therefore the timing for the LE was accurate. Reviewer Comment (2017-08-14): Please provide an attestation from lender on letterhead verifying holiday schedule to clear exception. Seller Comment (2017-08-14): MD - The lender was not open for business 11/24 (Thanksgiving), 11/25 or Saturday 11/26, Compliance considered the redisclosure on 11/28 to be within allowance of TRID.	12/19/2017			1	A	03/27/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1001786	XXX	3737960	1001786-6542	07/12/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,530.00 exceeds tolerance of $780.00. Insufficient or no cure was provided to the borrower. (7506)	COC was provided 11/21/16 for appraisal increase but LE wasn't disclosed until 11/28/16.
Reviewer Comment (2017-12-19): Attestation was provided confirming that the lender was closed for the holidays and therefore the timing for the LE was accurate.

Buyer Comment (2017-12-18): MD 12/18/17, uploaded email chain from lender stating what their open for business days were last year between 11/24/16 and 11/27/16

Reviewer Comment (2017-08-14): Please provide an attestation from lender on letterhead verifying holiday schedule to clear exception.

Seller Comment (2017-08-14): MD - The lender was not open for business 11/24 (Thanksgiving), 11/25 or Saturday 11/26, Compliance considered the redisclosure on 11/28 to be within allowance of TRID.

															12/19/2017			1	A	03/27/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1001786	XXX	3737961	1001786-6542	07/12/2017	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $224.13 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower. (7520)	Cure was on CD for credit, however all tolerance exceptions must be cured. See appraisal tolerance issue.			Reviewer Comment (2017-12-19): Attestation was provided confirming that the lender was closed for the holidays and therefore the timing for the LE was accurate. Reviewer Comment (2017-08-14): Please provide an attestation from lender on letterhead verifying holiday schedule to clear exception. Seller Comment (2017-08-14): MD - Credit report tolerance cure was tracked and cured accurately. Amount increased from $40 to $224.13, requiring a cure of $184.13. This is cited in the ComplianceEase Report and carried over to the CD cure amount. Uploaded to AMC for review.	12/19/2017			1	A	03/27/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1001786	XXX	3768905	1001786-4436	07/17/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/19/2016)				Reviewer Comment (2019-09-16): Received proof of waiver, however, exception is for proof of receipt at or before closing.				2	B	03/27/2017	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1004183	XXX	5730313	1004183-6623	02/28/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/11/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/12/11/2017)	The closing disclosure did not provide a contact name for the lender.			Reviewer Comment (2018-03-12): The loan is a brokered loan. Seller Attests that the primary Contact for the transaction was provided. Buyer Comment (2018-03-12): SMS 3/12/18, Disagree, Section 1026.38(r)(4) requires the disclosure of the primary contact for the consumer.	03/12/2018			1	A	12/11/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1004183	XXX	5730314	1004183-4846	02/28/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/11/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/11/2017)	The final closing disclosure indicated the borrowers financing $11,083.55 which is inconsistent with the closing cost total of $12,444.55.							2	B	12/11/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1004183	XXX	5730405	1004183-4824	02/28/2018	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 12/11/2017 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/12/11/2017)	The final closing disclosure provided a credit report fee of $93.25 paid to the broker instead of the credit report company. The credit report in the file indicates the cost being $28.00 therefore this was not adjusted to a third party on the closing disclosure.			Reviewer Comment (2018-03-12): The loan is a brokered loan. Seller attests that the primary contact information was provided.	03/12/2018			1	A	12/11/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1004161	XXX	5721170	1004161-4778	02/28/2018	Credit	Insurance	Insurance Documentation	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall of $186,424.			Reviewer Comment (2018-03-12): Seller provided the Cost Estimate form the insurer. Coverage is adequate. Exception cleared. Buyer Comment (2018-03-09): Disagree. Insurance company provided cost of reconstruction which supports $527,000.00, coverage on binder is $577,000.00 and is sufficient.	03/12/2018			1	A	01/18/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	1004161	XXX	5721226	1004161-23396	02/28/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		Unable to determine if the title policy will cover the loan.			Reviewer Comment (2018-03-12): Not required per client. Exception cleared.	03/12/2018			1	A	01/18/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	1004161	XXX	5723308	1004161-3495	02/28/2018	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/18/2018)	The Initial Appraisal Report date was 11/5/2017. Then a correction was needed which then changed the report date to 1/18/2018.
Reviewer Comment (2018-04-06): Appraisal waiver in file executed 09/25/2017. Updated appraisal report provided on 01/18/2018 and loan closed on 01/18/2018. Exception cleared.

Buyer Comment (2018-04-04): SMS 4/4/18- Appraisal report in file is dated 11/03/2017. All three borrowers acknowledged receipt of Appraisal via Correspondence, Email dated 11/20/2017. There is also a Waiver of Appraisal Delivery Timing Requirements disclosure in file dated 09/27/2017 and signed by all three borrowers on 09/28/2017, waiving the right to receive a copy of the appraisal or written valuation three (3) business days prior to consummation and agree to receive a copy of the appraisal or written valuation at or before consummation - Consummation Date: 01/XX/2018.

															04/06/2018			1	A	01/18/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXX	1005212	XXX	6628679	1005212-4850	05/24/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/04/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/04/2018)	Final Closing Disclosure page 4 reflects an amount of $50.00, however a total of $53.70 is required in order to cure Settlement Fee increase and Recording Fee increase as Change of Circumstance in file is for a rate lock and is not a valid reason for Recording Fee increase.
Reviewer Comment (2018-09-12): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2018-09-12): SMS 09/12/2018- Received PCCD, LOE, copy of refund check and proof of delivery to borrower.  Uploaded for AMC review.

Reviewer Comment (2018-08-13): 1026.19(e)(3)(ii)-5, a creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. If a service is not performed, the estimate for that charge should be removed from the total amount of estimated charges.  The sub-escrow fee is not included 10% baseline as the service was not performed. The cure at closing was short $3.70.  Provide Letter of Explanation, Corrected Closing Disclosure, Copy of Refund Check and Proof of Delivery to cure exception.

Buyer Comment (2018-08-08): SMS 08/08/2018- The $40 in question is for a Sub-Escrow Fee.  Initial baseline includes $450, $500, $40  and $183.  Please re-review.

Reviewer Comment (2018-07-19): Please clarify $40 in response.  Only 3 fees were included in 10% tolerance testing.  Title - closing $550 with $500 baseline, title - insurance $450 with $450 baseline and $300 recording fee with $183 baseline.  Response agrees with baseline of the 3 fees included in diligence 10% testing.

Buyer Comment (2018-07-17): SMS 07/17/2018 Need AMC to provide breakdown of baseline tolerance of $1,133. Based on our review, the initial LE shows the total of 10% as $450, $500, $40, $183 = $1,173  X10% ($117.30) = $1,290.30. Final fees were $1,300, with a $50 credit. It appears the lender cure was sufficient to correct the tolerance violation.

																		2	B	04/05/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005212	XXX	6632726	1005212-6543	05/24/2018	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,300.00 exceeds tolerance of $1,133.00 plus 10% or $1,246.30. Insufficient or no cure was provided to the borrower. (0)	Final Closing Disclosure page 4 reflects an amount of $50.00, however a total of $53.70 is required in order to cure Settlement Fee increase and Recording Fee increase as Change of Circumstance in file is for a rate lock and is not a valid reason for Recording Fee increase.
Reviewer Comment (2018-09-12): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2018-08-16): 1026.19(e)(3)(ii)-5, a creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. If a service is not performed, the estimate for that charge should be removed from the total amount of estimated charges.  The sub-escrow fee is not included 10% baseline as the service was not performed. The cure at closing was short $3.70.  Provide Letter of Explanation, Corrected Closing Disclosure, Copy of Refund Check and Proof of Delivery to cure exception.

Buyer Comment (2018-08-16): SMS 08/16/2018- The $40 in question is for a sub escrow fee.  Initial baseline includes $450, $550, $40 and $183.00 Please review.

Reviewer Comment (2018-07-19): AMC 10% fees include Title - settlement closing fee of $550 with $500 baseline, Title -  title insurance of $450 with $450 baseline and recording fee of $300 with $183 baseline.  Unable to determine what $40 rebuttal referred to as there are only three 10% fees included.

Buyer Comment (2018-07-17): SMS 07/17/2018 Need AMC to provide breakdown of baseline tolerance of $1,133. Based on our review, the initial LE shows the total of 10% as $450, $500, $40, $183 = $1,173  X10% ($117.30) = $1,290.30. Final fees were $1,300, with a $50 credit. It appears the lender cure was sufficient to correct the tolerance violation.

																		2	B	04/05/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005250	XXX	6869094	1005250-22169	06/14/2018	Property	Collateral	General	Appraiser has disciplinary action with an end date within a year of appraisal effective date.	Valuation Type: Appraisal / Valuation Report Date: 03/19/2018 Valuation Effective Date: 03/01/2018 Suspension from: 05/15/2018 to: 07/14/2018
Appraiser was suspended, complaint attached... By consent, the Board suspended Ms. XXX’s residential certification for a period of six months effective May 15, 2018. The first two months are active. If Ms. XXX completes the 30 hour precertification class in Residential Sales Comparison and Income Approaches and a class in appraiser liability by September 1, 2018, the remaining four months of the suspension shall be inactive. If she does not complete the courses by that date, the remainder of the suspension shall be imposed and her certification shall remain suspended until the courses are completed. There were two cases against Ms. XXX. In the first case, Ms. XXX prepared several appraisal reports of a property located in XXX North Carolina, all effective September 17, 2016. The subject property is a new construction two story home. In her original report, Ms. XXX stated that the subject contained 2304 square feet. She initially valued the property at $189,900, but she appraised the wrong subject. The square footage, room count, and subject photographs were all incorrect. The photographs for all of her comparable sales and the listing were incorrect. She did not include her own measurements for the subject property, but instead used a builder’s cut sheet for her information. The cut sheet was for a different subject property and did not match the subject photo in the report. Ms. XXX later revised the report to address lender concerns. In the revision, she inserted the correct photographs for Comparable #3 and the listing. The subject photograph, square footage, and room count were still incorrect. When she went to perform the final inspection, she noted that she had appraised the wrong property. She again revised the appraisal, reducing the value to $175,900. In this appraisal, she measured the property at 2087 square feet, but she measured the wrong house. Her sketch does not match the photo of the subject property. In the second case, Ms. XXX appraised a property located in Apex, North
Carolina effective July 26, 2016, valuing the subject at $832,000. The subject property is a 2 ½
story single family home that contains 5605 square feet above grade and 2573 square feet below grade, of which 1570 square feet are finished. On the effective date of the appraisal, the subject was under contract for $740,000. The comparable sales in the original appraisal were located in another subdivision located several miles from the subject. There were sales in the subject subdivision that indicated a lower value for the subject property.

Reviewer Comment (2018-09-18): Client approved appraiser.

Buyer Comment (2018-09-12): AMC please clear.  Not in scope to re-review appraiser status after loan closes.

Reviewer Comment (2018-06-25): Client acknowledged suspension, but since suspension was 75 days after appraisal completion and appraisal was supported by additional value tool, has cleared use of appraisal.

Buyer Comment (2018-06-21): Disagree.  At the time the appraisal was completed 03/01/2018 the appraiser was not suspended.  The fraud tool provided reflects appraiser was cleared.  The subject appraisal was for the correct property and a Clear Capital CDA was completed on 03/22/2018 with -0- variance , no additional review required and risk score was moderate.

															09/18/2018			1	A	04/25/2018	NC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
XXX	1005250	XXX	6869277	1005250-24190	06/14/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $16,452.60 on Final Closing Disclosure provided on 04/24/2018 not accurate. (Final/04/24/2018)	Amount of Estimated Property Costs over Year 1 of $16,452.60 on Final Closing Disclosure provided on 04/24/2018 not accurate due to the home owner's policy premium being over estimated.							2	B	04/25/2018	NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
XXX	1005250	XXX	6869335	1005250-6623	06/14/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/24/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/04/24/2018)	Final Closing Disclosure provided on 04/24/2018 did not disclose the required Lender Contact Information.							2	B	04/25/2018	NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
XXX	1005446	XXX	7088778	1005446-6542	07/02/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $20.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7562)	Final disclosure reflects a total expense for the Title - Closing Protection Letter Fee of $20.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.							2	B	05/24/2018	VA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005446	XXX	7088779	1005446-6542	07/02/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $646.67 exceeds tolerance of $633.00. Insufficient or no cure was provided to the borrower. (8304)	Fee Amount of $646.67 for Transfer Taxes exceeds tolerance of $633.00. Insufficient cure was provided to the borrower.							2	B	05/24/2018	VA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005446	XXX	7088866	1005446-4850	07/02/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/23/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/23/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing. Final Cd did not reflect an amount.							2	B	05/24/2018	VA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005343	XXX	7180210	1005343-3862	07/11/2018	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018				Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	05/23/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	1005343	XXX	7180857	1005343-24220	07/11/2018	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $3,348,199.36 disclosed on the Final Closing Disclosure dated 05/23/2018 is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $3,349,093.00 provided on 06/11/2018, a difference of $893.64000. (Post-Close/06/11/2018)	Several fees were increased, decreased, added or removed from the PCCD causing the TOP disclosed on the final CD dated 5/23/2018 to be under disclosed by $813.64. Need evidence that increases resulting in under disclosure were due to events occurring after consummation, otherwise, cure required. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.
Reviewer Comment (2018-12-17): HOA Dues and  HOA Transfer Fees were disclosed in Section C which makes them subject to tolerance.  If properly disclosed in Section H, the fees would not have had an affect on the TOP.  In this case an attestation is needed to determine if the fees were omitted on the final CD or added after the closing on the post closing CD.

Buyer Comment (2018-12-14): MD 12/11, received Galton's legal opinion that additional documentation should not be needed and the subsequent PCCD.  "The increase appears to be due exclusively to the increase in the unlimited tolerance closing costs.  The TOP at closing may not have reflected those fees, but the lender showed the updated amounts, along with an accordingly updated TOP, on the PCCD.  I don’t see any reason why you would need an attestation in those circumstances."

Reviewer Comment (2018-09-11): AMC received check, letter, and PCCD for appraisal fee underdisclosure.  TOP underdisclosure was not addressed. The CD provided at closing reflects section C title charges as $4,579.  The post close CD dated 6/11/18 discloses section C title and HOA charges as $5,392.64.  The increase in fees is the difference in the TOP. If AMC receives evidence or an attestation that the TOP exception is due to fee changes on the PCCD that result from changes to the fee amount that occurred after closing, the associated TOP exception will be cleared. If the amounts reflected on the post-close CD are corrections to incorrectly disclosed title and HOA fees, then the exception is valid and will remain on the loan subject to remediation activities.

Buyer Comment (2018-08-08): SMS 08/08/2018- Disagree, uploaded check transaction log, PCCD, letter of explanation indicating a check was issued, proof of method of delivery and final alta reflecting all amounts match.

Reviewer Comment (2018-08-06): AMC will need an attestation that the fee increases increases resulting in under disclosure were due to events occurring after consummation, otherwise, cure required.  Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.

Buyer Comment (2018-08-06): SMS 08/06/2018- Can I please get status on this exception?

Buyer Comment (2018-07-23): SMS 07/23/2018- Fees on Final ALTA statement match fees on PCCD dated 06/11/2018.  Uploaded Final ALTA statement for AMC review.

																		2	B	05/23/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005343	XXX	7180951	1005343-7038	07/11/2018	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/18/2018)	Initial CD dated 5/18/18 not provided to borrower 3 business days prior to closing.			Reviewer Comment (2018-07-23): AMC received electronic tracking details evidencing Borrower receipt of initial CD within 3 days of closing. Buyer Comment (2018-07-23): SMS 07/23/2018- Uploaded tracking details as evidence borrower received initial closing disclosure 05/19/2018.	07/23/2018			1	A	05/23/2018	CA	Primary	Purchase	No Defined Cure	C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXX	1005343	XXX	7180953	1005343-6331	07/11/2018	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-795.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-6,795.00. (9300)	Lender credit decreased from $6,795 to $795 without valid COC or documentation of cure provided to borrower.
Reviewer Comment (2018-08-08): AMC received changed circumstance for fee.

Buyer Comment (2018-08-07): SMS 08/07/2018- the removal of escrows is a loan program change subject to a change in pricing.  The borrower requested the change as per the COC making it a valid change as it wad redisclosed timely.

Reviewer Comment (2018-08-06): AMC received changed circumstance dated 5/16/18 that indicates the borrower removed the impound fees.  Additional information is required to determine how this impacts the lender credit.

Buyer Comment (2018-08-06): SMS 08/06/2018- Can I please get status on this exception?

Buyer Comment (2018-07-23): SMS 07/23/2018- There are 2 separate valid COCs in the file that are associated with the decrease in Lender Credit.  Uploaded COCs for review.

															08/08/2018			1	A	05/23/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005343	XXX	7181523	1005343-18604	07/11/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 05/23/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/23/2018)	There were no Seller Fees on the Buyer's Final CD or seller's CD.			Reviewer Comment (2018-07-23): AMC received copy of Seller's CD. New exception added for Sellers fees not reflected on Consumers CD. Buyer Comment (2018-07-23): SMS 7/23/2018- FIle contains Final Alta and Seller CD...seller closing costs match on both documents. Uploaded Final Alta and seller CD for AMC review.	07/23/2018			1	A	05/23/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005343	XXX	7181534	1005343-4826	07/11/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/23/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/23/2018)	Cure for lender credit of $6,000 was not provided.			Reviewer Comment (2018-08-08): AMC received changed circumstance for fee. Reviewer Comment (2018-08-06): AMC received changed circumstance dated 5/16/18 that indicates the borrower removed the impound fees. Additional information is required to determine how this impacts the lender credit. Buyer Comment (2018-07-23): SMS 07/23/2018- There are 2 separate valid COCs in the file associated with the decrease in Lender Credit. Uploaded to AMC for review.	08/08/2018			1	A	05/23/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1005636	XXX	7441019	1005636-3495	08/01/2018	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/02/2018)	The Appraisal report reflects the Report date of 5/2/2018 and the Appraisal was sent to the Borrower on 4/16/2018.							2	B	05/07/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
XXX	1005636	XXX	7441020	1005636-24190	08/01/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $16,859.50 on Final Closing Disclosure provided on 05/04/2018 not accurate. (Final/05/04/2018)	Estimated costs over 1 year on CD of $16,859.50 are based on $23.58 insurance, $928.44 tax and $580.67 HOA, however, the HOA fee is only $580 per file documentation. To clear, provide evidence of $580.67 HOA fee, or to cure, provided corrected PC CD along with LOE to borrower and evidence of deliver.							2	B	05/07/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1005636	XXX	7441021	1005636-6583	08/01/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $106.16 exceeds tolerance of $85.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Lender did credit the Borrower in the total amount of $55.58 for the cost to cure of the credit report.					08/01/2018		1	A	05/07/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1005636	XXX	7441022	1005636-6583	08/01/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75206)	The Lender credited the Borrower at closing $55.58 for the Cost to Cure.					08/01/2018		1	A	05/07/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1005394	XXX	8611543	1005394-23688	10/18/2018	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost estimator not supplied in documentation.			Reviewer Comment (2018-12-14): Upon further research, exception has been cleared.	12/14/2018			1	A	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1005394	XXX	8612218	1005394-5366	10/18/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.52766% exceeds Guideline total debt ratio of 43.00000%.	New HELOC payment was $274.50 on 1008 and $864 on 1003. There is a statement showing $459 due but it is based on 13 days and not full balance. However, if the correct qualifying method was applied it should have been $1,300 which puts the DTI outside of the approval guidelines.
Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debts were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXXX, XXX, XXX, XXX, XXX, XXX, and XXX.

Buyer Comment (2019-01-08): Galton guidelines allow the use of a monthly statement for existing HELOCs - see page 67 of the guide. There is a statement provided, exception was to calculate the full amount payment since the statement was only for 13 days.
Home Equity Lines of Credit
Secondary or subordinate financing that is a Home Equity Line of Credit (HELOC) is subject to the following:
The calculation of the CLTV must include the total usable HELOC.
For qualification purposes, in calculating the monthly housing payment, use the following: For an existing subordinate lien, use the payment noted on the credit report or monthly statement (1% of the maximum current available draw will be used if the payment is not verified). If there is no balance, then no payment will need to be used. For a simultaneous HELOC originated with a new first mortgage, use the amount to be drawn at funding. The ATR repayment calculation method for simultaneous loans must be used.

Reviewer Comment (2019-01-08): Unable to process waiver to use inaccurate HELOC payment.  Based on balance documentation in file of $250k, a monthly payment of $1282.50 needs to be utilized for DTI calculations.  Waiver for DTI of 52.42214% will be required to address exception.

Buyer Comment (2019-01-07): Please see attached Galton exception.

Reviewer Comment (2018-12-17): Daily Periodic Rate is .0171% X $250,000.00 is $42.75 per day X 30 day billing cycle = $1,282.50. Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

															01/10/2019			1	A	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1005394	XXX	8613528	1005394-5695	10/18/2018	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is at ATR risk due to the high DTI.
Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debts were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX.

Reviewer Comment (2019-01-08): Unable to process waiver to use inaccurate HELOC payment.  Based on balance documentation in file of $250k, a monthly payment of $1282.50 needs to be utilized for DTI calculations.  Waiver for DTI of 52.42214% will be required to address exception.

Buyer Comment (2019-01-07): Please see attached Galton exception.

Reviewer Comment (2018-12-17): Daily Periodic Rate is .0171% X $250,000.00 is $42.75 per day X 30 day billing cycle = $1,282.50. Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

															01/10/2019			1	A	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1005394	XXX	8613530	1005394-3867	10/18/2018	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Loan fails QM and ATR due to the high debts attributing to the high DTI.
Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debts were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX.

Reviewer Comment (2018-12-17): Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

															01/10/2019			1	A	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
XXX	1005394	XXX	8613531	1005394-4371	10/18/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/15/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/15/2018)	Final disclosure reflects a closing date of 06/15/2018, document was executed on 06/18/2018. File contains a post closing disclosure with the accurate closing/funding date along with proof of delivery to the clients.			Reviewer Comment (2018-10-22): Letter of Explanation & Corrected Closing Disclosure were provided.		10/22/2018		1	A	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
XXX	1005394	XXX	8613532	1005394-6542	10/18/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $18.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Refund was shown on PC CD, however no LOE or evidence of refund was provided.
Reviewer Comment (2019-01-09): AMC is unable to clear this exception without the correction to page 3 of the Post Close CD in the Calculating Cash to Close section it still shows Increase exceeds legal limits by $282.98.  This needs to reflect Increase exceeds legal limits by $300.98.  Corrected CD and Letter of Explanation to borrower required.

Buyer Comment (2019-01-08): MD; re-reviewed 12/20/18 PCCD and agree lender did not correct the cure amount in the "did this change" verbaige in Cash to Close box on page three, however cure was provided and actual Cash to close calculation is reflecting correctly. This should be considered a non-material, clerical error.

Reviewer Comment (2019-01-03): The Post Close CD dated 12/20/2018 has a cure amount to the borrower of $300.98 which is the correct cure amount.  However, on page 3 of the Post Close CD in the Calculating Cash to Close section it still shows Increase exceeds legal limits by $282.98.  This needs to reflect Increase exceeds legal limits by $300.98.  Corrected CD and Letter of Explanation to borrower required.

Buyer Comment (2019-01-02): MD - Disagree. The total lender cure in line (J) went from $282.98 to $300. 98 on the latest PCCD, an increase in $18.00. All related cash to close calculations are also updated and reflecting the additional $18.00 cure. please clear or provide specific calculation(s) that AMC feels are not sufficient.

Reviewer Comment (2018-12-27): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Close CD received by AMC.  The post Close CD on page 3 still shows exceeds legal limits by $282.98 this needs to be updated to $300.98.  Corrected CD and Letter of Explanation required.

Buyer Comment (2018-12-26): MD 12/26, refund check is the first page of the uploaded docs. uploaded again for review

Reviewer Comment (2018-12-24): AMC received PCCD, proof of delivery, and LOE.  Copy of refund check is required in order to address the exception.

Buyer Comment (2018-12-21): MD 12/11, Lender cure provided does not cover increase in title fees ($18). Agree that additional proof is needed from lender that Recording Fee to Synrgo for $18 was required by Placer Title or that it was a shoppable fee and should have appeared in section C. If lender cannot provide sufficient documentation, then lender is required to cure $18 Title Fee
MD 12/21/2018, Lender provided updated PCCD, LOE, POD and copy of check for $18. Uploaded for review

Reviewer Comment (2018-11-02): Title - Recording Service Fee was not disclosed on the LE and was not payable to the borrower service provider and thus being treated as 0% tolerance as borrower did not shop for services.  If in fact the Title - Recording Service Fee of $18 was further outsourced to Synrgo by Placer Title please provide a letter attesting to this so the fee can be tested at 10% tolerance.

Buyer Comment (2018-11-01): SMS 11/1/2018- Disagree.  File contains Letter of explanation to borrower and Funding worksheet as evidence that tolerance cure was provided at funding therefore no refund check was issued. Uploaded LOE and Funding Worksheet reflecting breakdown, tolerance cure included.

																		2	B	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
XXX	1005394	XXX	8613533	1005394-6542	10/18/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $332.98 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower. (7520)	Refund was shown on PC CD, however no LOE or evidence of refund was provided.
Reviewer Comment (2018-11-07): AMC received a copy of final ALTA Settlement Statement, along with Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.  Tolerance cure of $282.98 is reflected on ALTA statement, no check or LOE is needed.

Buyer Comment (2018-11-06): SMS 11/06/2018- Final ALTA uploaded for review.

Reviewer Comment (2018-11-02): AMC received funding working sheet showing $282.98 for cure.  Please provide Final ALTA Settlement Statement that confirms the borrower was given the credit.  Thanks

Buyer Comment (2018-11-01): SMS 11/1/2018- Disagree.  File contains Letter of explanation to borrower and Funding worksheet as evidence that tolerance cure was provided at funding therefore no refund check was issued.

																11/07/2018		2	B	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
XXX	1005394	XXX	8613712	1005394-4826	10/18/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/15/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/15/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2018-12-27): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Close CD received by AMC. The post Close CD on page 3 still shows exceeds legal limits by $282.98 this needs to be updated to $300.98. Corrected CD and Letter of Explanation required.				2	B	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
XXX	1005394	XXX	8613790	1005394-1257	10/18/2018	Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The DTI exceeds 43% due to the qualification method the lender used for the simultaneous HELOC of $250,000. Lender used payment of $274.50; however, this should have been calculated at $1,300.00.
Reviewer Comment (2019-01-10): Received Final CD Addendum, debts paid off at closing were excluded. Loan Credit Grade has been changed from A+ to A, allowing up to 50.00% DTI.

Buyer Comment (2019-01-09): Utilizing a monthly payment of $1282.50, the DTI is 43.91%.  Loan has been changed to an A grade.  The following debts were paid off at closing and should be excluded from the monthly liabilities: XXX, XXX, XXX, XXX, XXX, XXX, XX, XXX, and XXX.

Reviewer Comment (2019-01-08): Unable to process waiver to use inaccurate HELOC payment.  Based on balance documentation in file of $250k, a monthly payment of $1282.50 needs to be utilized for DTI calculations.  Waiver for DTI of 52.42214% will be required to address exception.

Buyer Comment (2019-01-07): Please see Galton exception.

Reviewer Comment (2018-12-17): Using $1,282.50 to qualify results in a DTI of 52.42214%. Unable to clear exception.

Buyer Comment (2018-12-13): The file does contain  the HELOC statement showing $459  for 13 days and balance of $173K.  With a full draw , the calculated statement using the daily periodic rate.0171%, as required under agreement, would be a monthly payment of $696.23.  DTI would be at 40.92% which is still within guidelines.

															01/10/2019			1	A	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1005394	XXX	8617867	1005394-4971	10/18/2018	Compliance	Compliance	Federal Compliance	Appendix Q Liabilities - Revolving	Qualified Mortgage (Dodd-Frank 2014): Revolving Liabilities that have an effect on the consumer’s ability to repay have been excluded from DTI calculation.	Debts paid by business were excluded for QM loan.			Reviewer Comment (2019-01-10): Loan Designation changed to Non-QM Buyer Comment (2019-01-08): Change designation to non-QM	01/10/2019			1	A	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1005394	XXX	9996939	1005394-22655	01/10/2019	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan Designation has been changed to Non-QM							2	B	06/15/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1005799	XXX	8694669	1005799-4371	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/27/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/27/2018)	The Final Closing Disclosure was issued 07/27/2018 and listed a closing date of 07/30/2018. The Final CD was actually signed 07/31/2018. File contains a post closing disclosure with the accurate closing/funding date							2	B	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1005799	XXX	8694670	1005799-6623	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/27/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/27/2018)	The Final Closing Disclosure did not list the Loan Officers name.			Reviewer Comment (2019-08-06): Sufficient lender contact was NOT disclosed as a general email address and phone number on a brokered loan are required where there is not a specific loan originator contact. Buyer Comment (2019-08-05): In a brokered transaction there is no requirement to disclose an individual contact for the seller. AMC already cited this for not disclosing the broker contact correctly, this error should be removed				2	B	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1005799	XXX	8694862	1005799-1209	10/24/2018	Compliance	Compliance	Federal Compliance	TILA NMLSR - Missing NMLS Information on 1003	Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.	The Loan Officer's name is missing from the final Loan Application.
Reviewer Comment (2018-12-17): Under TILA (Reg Z), 1026.36(g) requires both a name and number (if NMLS has provided a number) to be present:
Name and NMLSR ID on loan documents.
(1) For a consumer credit transaction secured by a dwelling, a loan originator organization must include on the loan documents described in paragraph (g)(2) of this section, whenever each such loan document is provided to a consumer or presented to a consumer for signature, as applicable:
(i) *Its name and NMLSR ID*, if the NMLSR has provided it an NMLSR ID; and
(ii) *The name of the individual loan originator* (as the name appears in the NMLSR) with primary responsibility for the origination and, if the NMLSR has provided such person an NMLSR ID, that NMLSR ID.
(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph (g)(1) of this section are:
(i) The credit application;
(ii) The disclosures required by § 1026.19(e) and (f);
(iii) The note or loan contract; and
(iv) The security instrument.

As far as assignee liability, civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned.  In this case, given the omission is apparent of the face of the document, it appears evident the liability would carry to the assignee and therefore the EV3 grading.  Cure may be made through an amendment to the Note as well as an addendum to both the Security Instrument (which will get recorded) and the 1003 at which time we can cure to EV2.

Buyer Comment (2018-12-14): MD 11/8/18, Discussed with legal on 11/6/18 and confirmed that the failure to disclose the LO's name is non-material since the LO's NMLS is present and correct on the disclosure. Please lowered EV2

																		3	C	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1005799	XXX	8694863	1005799-2656	10/24/2018	Compliance	Compliance	Federal Compliance	TILA NMLSR - Missing NMLS Information on Security Instrument	Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.	The Loan Officer's name is missing from the Mortgage.
Reviewer Comment (2018-12-17): Under TILA (Reg Z), 1026.36(g) requires both a name and number (if NMLS has provided a number) to be present:
Name and NMLSR ID on loan documents.
(1) For a consumer credit transaction secured by a dwelling, a loan originator organization must include on the loan documents described in paragraph (g)(2) of this section, whenever each such loan document is provided to a consumer or presented to a consumer for signature, as applicable:
(i) *Its name and NMLSR ID*, if the NMLSR has provided it an NMLSR ID; and
(ii) *The name of the individual loan originator* (as the name appears in the NMLSR) with primary responsibility for the origination and, if the NMLSR has provided such person an NMLSR ID, that NMLSR ID.
(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph (g)(1) of this section are:
(i) The credit application;
(ii) The disclosures required by § 1026.19(e) and (f);
(iii) The note or loan contract; and
(iv) The security instrument.

As far as assignee liability, civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned.  In this case, given the omission is apparent of the face of the document, it appears evident the liability would carry to the assignee and therefore the EV3 grading.  Cure may be made through an amendment to the Note as well as an addendum to both the Security Instrument (which will get recorded) and the 1003 at which time we can cure to EV2.

Buyer Comment (2018-12-14): MD 11/8/18, Discussed with legal on 11/6/18 and confirmed that the failure to disclose the LO's name is non-material since the LO's NMLS is present and correct on the disclosure. Please lowered EV2

																		3	C	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Need evidence that lender provided consumer with accurate NMLS information post close (addendum to Security Instrument)	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1005799	XXX	8694864	1005799-2657	10/24/2018	Compliance	Compliance	Federal Compliance	TILA NMLSR - Missing NMLS Information on Note	Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.	The Loan Officer's name is missing from the Note.
Reviewer Comment (2018-12-17): Under TILA (Reg Z), 1026.36(g) requires both a name and number (if NMLS has provided a number) to be present:
Name and NMLSR ID on loan documents.
(1) For a consumer credit transaction secured by a dwelling, a loan originator organization must include on the loan documents described in paragraph (g)(2) of this section, whenever each such loan document is provided to a consumer or presented to a consumer for signature, as applicable:
(i) *Its name and NMLSR ID*, if the NMLSR has provided it an NMLSR ID; and
(ii) *The name of the individual loan originator* (as the name appears in the NMLSR) with primary responsibility for the origination and, if the NMLSR has provided such person an NMLSR ID, that NMLSR ID.
(2) The loan documents that must include the names and NMLSR IDs pursuant to paragraph (g)(1) of this section are:
(i) The credit application;
(ii) The disclosures required by § 1026.19(e) and (f);
(iii) The note or loan contract; and
(iv) The security instrument.

As far as assignee liability, civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned.  In this case, given the omission is apparent of the face of the document, it appears evident the liability would carry to the assignee and therefore the EV3 grading.  Cure may be made through an amendment to the Note as well as an addendum to both the Security Instrument (which will get recorded) and the 1003 at which time we can cure to EV2.

Buyer Comment (2018-12-14): MD 11/8/18, Discussed with legal on 11/6/18 and confirmed that the failure to disclose the LO's name is non-material since the LO's NMLS is present and correct on the disclosure. Please lowered EV2

																		3	C	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Need evidence that lender provided consumer with accurate NMLS information post close (amended Note)	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1005799	XXX	8694865	1005799-4850	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/27/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/27/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.							2	B	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1005799	XXX	8694868	1005799-6542	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $87.38 exceeds tolerance of $60.00. Insufficient or no cure was provided to the borrower. (7520)	Final disclosure reflects a total expense for the Credit Report Fee of $87.38, initially disclosed as $60.00, PC CD 8/9/18 showed fee was reduced however no cure was reflected.			Reviewer Comment (2018-12-19): Final ALTA Settlement Statement required to verify the actual charges at closing. Loan has been referred to CSM/Lead to resolve. Buyer Comment (2018-12-14): MD 12/12, TPR has previously confirmed with Galton legal that lender is allowed to lower fees, post closing and disclose the lowered fees on a PCCD without having to provide additional documentation to support the lower fee being charged. Cure provided should be acceptable for increase in zero percent fee. no additional cure needed				2	B	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1005799	XXX	8694869	1005799-6542	10/24/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77140)	Final disclosure reflects a total expense for the Tax Service Fee of $25.00, not previously disclosed; PC CD 8/9/18 showed this fee as not charged, but no cure was indicated.			Reviewer Comment (2018-12-19): Final ALTA Settlement Statement required to verify the actual charges at closing. Loan has been referred to CSM/Lead to resolve. Buyer Comment (2018-12-14): MD 12/12, TPR has previously confirmed with Galton legal that lender is allowed to lower fees, post closing and disclose the lowered fees on a PCCD without having to provide additional documentation to support the lower fee being charged. Cure provided should be acceptable for increase in zero percent fee. no additional cure needed				2	B	07/30/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1006011	XXX	8750841	1006011-2834	10/28/2018	Credit	Loan Package Documentation	Application / Processing	Missing Document: Flood Certificate not provided					Reviewer Comment (2018-11-30): Flood Cert provided Buyer Comment (2018-11-30): Disagree. Flood Cert is in file.	11/30/2018			1	A	09/10/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1006011	XXX	8752389	1006011-6572	10/29/2018	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/30/2018)	Copy of appraisal not provided in file No 3 day signed waiver in file							2	B	09/10/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1006011	XXX	8752390	1006011-24186	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $10,413.24 on Final Closing Disclosure provided on 09/06/2018 not accurate. (Final/09/06/2018)	Final disclosure reflects an inaccurate calculation for monthly escrow expense associated with the homeowners insurance. Policy reflects an annual premium of $1,628.00, monthly escrow figure reflects an annual total of $1,626.72. This discrepancy creates issues with estimate costs over year 1 and monthly escrow payment amounts.			Reviewer Comment (2018-11-05): Cured on PC CD		11/05/2018		2	B	09/10/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006011	XXX	8752391	1006011-4673	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/06/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/586716)	Corrected on PC CD issued 9/14/18, however change of payment stream requires new ROR which was not provided.			Reviewer Comment (2019-11-14): AMC received PCCD. The Final CD is consistent with amounts on IEADS. Exception Cleared. Buyer Comment (2019-11-12): The lender re-opened the Right of Rescission to cure 3 yr SOL's	11/14/2019			1	A	09/10/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006011	XXX	8752392	1006011-4673	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/06/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/586717)	Corrected on PC CD issued 9/14/18, however change of payment stream requires new ROR which was not provided.			Reviewer Comment (2019-11-14): AMC received PCCD. The Final CD is consistent with amounts on IEADS. Exception Cleared.	11/14/2019			1	A	09/10/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006011	XXX	8752393	1006011-4612	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/06/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/586716)	Corrected on PC CD issued 9/14/18, however change of payment stream requires new ROR which was not provided.			Reviewer Comment (2019-11-14): AMC received PCCD. The Final CD is consistent with amounts on IEADS. Exception Cleared.	11/14/2019			1	A	09/10/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006011	XXX	8752394	1006011-4613	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/06/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/06/2018)	This was not corrected on PC CD.							2	B	09/10/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006387	XXX	9587677	1006387-2724	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable	10/01/2019			1	A	11/14/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1006387	XXX	9587678	1006387-2729	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable	10/01/2019			1	A	11/14/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1006387	XXX	9587679	1006387-2730	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable	10/01/2019			1	A	11/14/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1006387	XXX	9587681	1006387-2731	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable	10/01/2019			1	A	11/14/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1006387	XXX	9587682	1006387-2663	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.24212% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $20,860.00 on a Federal Total Loan Amount of $397,930.36 vs. an allowable total of $19,896.51 (an overage of $963.49 or .24212%). Non-Compliant High Cost Loan.	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.
Reviewer Comment (2019-10-01): Lender provided settlement statement showing the discount points were paid to lender at closing.

Buyer Comment (2019-09-27): Lender provided Final ALTA showing that points were not paid to borrower. Payee name on CD would be non-material

Reviewer Comment (2019-06-07): Received Pricing worksheet reflecting SAR of 5.00% and Price of -.0352%. Discount Points appear bonafide. However, 3.30% Loan Amount Points are shown as paid to William Walker (borrower), not the Lender. Testing is incomplete. Provide explanation and any documentation on why the CD reflects points paid to the borrower and not the Lender. Exception will be escalated for review.

Buyer Comment (2019-06-06): Please see attached pricing worksheet that verifies discount points.

															10/01/2019			1	A	11/14/2018	CA	Primary	Refinance - Rate/Term
(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
																									C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006387	XXX	9587683	1006387-4014	12/17/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing evidence of undiscounted interest rate AND price/cost of undiscounted interest rate to properly test as bona fide.			Reviewer Comment (2019-10-01): Loan is not high cost. High cost provisions not applicable	10/01/2019			1	A	11/14/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1006387	XXX	9587928	1006387-3136	12/17/2018	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Verified issue date of 08/01/2018.							2	B	11/14/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1006387	XXX	9587930	1006387-4850	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/13/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/13/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	11/14/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006387	XXX	9587932	1006387-6542	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $13,860.00 exceeds tolerance of $13,335.00. Insufficient or no cure was provided to the borrower. (7200)	Of the 4 Change of Circumstances issued to the borrower only 1 was valid resulting in the closing costs exceeding the legal limit. This increase was not associated with a valid change of circumstance.
Reviewer Comment (2018-12-24): The rebaselining can only happen if a valid COC is provided.  The COC dated 11/6/18 for the Loan Discount Fee increase does not identify why the fee increased.  It states "Information obtained after last LE, discount point" however, the LD fee decreased on 9/21/18 at time of lock in. Please provide the reason for the LD fee to increase after lock in.

Buyer Comment (2018-12-21): MD,  EM would accept the CoC's as valid as there is allowance in §1026.19(e)(3)(iv)(A) for the lender to rebaseline the zero percent fees and provided revised disclosures if they receive additional or new information.

																		2	B	11/14/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006387	XXX	9587934	1006387-6542	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $6,050.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Final disclosure reflects a total expense for the Loan Origination Fee of $6,050.00, not previously disclosed, missing proof that change was valid and disclosed to the borrower in a timely manner, no cure provided at closing. "Information obtained after last LE" is not a valid CoC.			Reviewer Comment (2018-12-24): The rebaselining can only happen if a valid COC is provided. The COC dated 9/21/18 for the Loan Origination Fee increase does not identify why the fee increased after the lock in on 9/19/18. Please provide the reason for the Loan Origination fee to increase after lock in. Buyer Comment (2018-12-21): MD 12/20, EM would accept the CoC's as valid as there is allowance in §1026.19(e)(3)(iv)(A) for the lender to rebaseline the zero percent fees and provided revised disclosures if they receive additional or new information.				2	B	11/14/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006387	XXX	9587935	1006387-6542	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Final disclosure reflects a total expense for the appraisal of $500.00, initially disclosed as $450.00, sufficient cure not provided at closing.							2	B	11/14/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006387	XXX	9590051	1006387-4863	12/17/2018	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 11/13/2018 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/11/13/2018)	The final disclosure shows the 3.30% of Discount Points paid to the borrower by the borrower which is resulting in an invalid fee combination for section A.			Reviewer Comment (2019-10-01): Lender provided settlement statement showing the discount points were paid to lender at closing.	10/01/2019			1	A	11/14/2018	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006680	XXX	10149589	1006680-4922	01/16/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: SEVERE WINTER STORMS AND FLOODING Disaster Declaration Date: 02/09/1998 Disaster End Date: 04/30/1998				Reviewer Comment (2019-01-22): Client is reviewing properties in FEMA areas as they believe appropriate.	01/22/2019			1	A	11/26/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1006680	XXX	10150267	1006680-4087	01/16/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement was not signed by the Borrowers within three days of Initial Application.							2	B	11/26/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1006680	XXX	10150268	1006680-4376	01/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/21/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/21/2018)	The Financial Change is off by $40.00. It appears the Lender then paid $40.00 towards the Title-Escrow Fee as reflected on the Post Closing CD dated 12/18/2018. Please provide final settlement statement to verify this was applied prior to funding.
Reviewer Comment (2019-11-04): Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission has been provided

Buyer Comment (2019-11-01): Lender recently re-opened the RoR to address the outstanding issue. Please see uploads

Reviewer Comment (2019-04-12): The CD should reflect how the loan closed.  The borrower paid the title-escrow fee at closing.  As the refund to the borrower is to decrease the finance charges, it should be disclosed in section J as a general lender credit. Additionally, the rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. Rescission is required to be re-opened as the finance charge is considered a material disclosure under 1026.23(a)(3) and since an updated “accurate” figure is now being provided to the borrower through the PCCD. Updated CD, LOE, reopened rescission, and proof of delivery is required to remediate the exception.

Buyer Comment (2019-04-11): MD 4/10/19, received response from Galton legal on 2/5/19 that failure to disclose the cure language in (J) is non-material. Per Galton legal, .." the error should be non-material, because it relates only to the manner in which the cure was disclosed, rather than being a substantive closing-cost tolerance error.  For that type of error, statutory damages do not appear to be available, so the risk of assignee liability is low." Galton legal's position is consistent with SFIG TRID 3.0 Standards., which also states that errors in 38(d)(1), 38(d)(2), 38(h)(3) and 38(i) are all considered to have an initial grade of EV2

Reviewer Comment (2019-03-20): AMC received PCCD, proof of delivery and a copy of the refund check, however the PCCD does not show the $40 on page 1, 2 or 3 and does not show the required verbiage for cure in section J on page 2.

Buyer Comment (2019-03-19): MD 3/19/19, The lender cure of $40 was given post funding on 12/14. Edgemac re-uploaded copy of check and proof of delivery. Lender cure's do not require a re-opening of RoR.

Reviewer Comment (2019-02-14): Final HUD-1 settlement statement was reviewed in images and does NOT reflect the lender credit was given at closing.  Right to cancel must be reopened to allow another 3 days to cancel.  Provide proof of delivery along with the RTC form to cure.

Buyer Comment (2019-02-13): MD 1/29/19, the lender provided a $40 cure for the underdisclosure of the TILA finance charge on the 12/18/18 PCCD and issued a cure check for $40. The PCCD, LOE, POD and refund check are in the file, however in reviewing the cure on the 12/18/18 PCCD, the lender disclosed it as a specific lender credit and not as a cure in section (J). Sent this to counsel for review, per counsel "the error should be non-material, because it relates only to the manner in which the cure was disclosed, rather than being a substantive closing-cost tolerance error.  For that type of error, statutory damages do not appear to be available, so the risk of assignee liability is low.

																11/04/2019		2	B	11/26/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006933	XXX	10986968	1006933-18030	03/08/2019	Credit	Missing Document	General	Incomplete Document: Closing Disclosure is incomplete		The Final Signed Closing Disclosure Issued on 1/16/2019 is missing page 3.
Reviewer Comment (2019-03-21): Received complete CD issued 1/16/2019, and disclosure tracking reflecting borrower viewed on 1/16/2019.

Buyer Comment (2019-03-20): (MAC 03/19/19): Attached is the 01/16/2019 CD which includes page 3, which is not a page that requires signature; the cash to borrower of $98,896.70 does reconcile with page 1 of the CD. Further, please see the Disclosure Tracking form which shows the 01/16/2019 closing disclosure was received and viewed by the borrower electronically on 01/16/2019; all pages of the disclosure would have been electronically sent to the borrower at that time.

															03/21/2019			1	A	01/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1006933	XXX	10990284	1006933-25158	03/08/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The loan file did not contain evidence of the Rate Lock Confirmation.							2	B	01/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1006933	XXX	10990285	1006933-4087	03/08/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Agreement was not signed by the Borrower.							2	B	01/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1006933	XXX	10990286	1006933-4850	03/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/16/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/16/2019)	The Post Closing CD does reflect a Cost to Cure amount of $48.40.			Reviewer Comment (2019-10-01): Letter of Explanation and Corrected CD provided to borrower prior to AMC review. Confirmed Final SS and Post Close CD have an additional cure of $44.40 which is sufficient to cure the lender credit tolerance exception.		10/01/2019		2	B	01/16/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006933	XXX	10990287	1006933-6331	03/08/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-467.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-475.00. (9300)	unable to determine why appraisal fee paid by lender was reduced to $467. That means binding LE Credit of $475 was not met.			Reviewer Comment (2019-10-01): Letter of Explanation and Corrected CD provided to borrower prior to AMC review. Confirmed Final SS and Post Close CD have an additional cure of $44.40 which is sufficient to cure the lender credit tolerance exception. Buyer Comment (2019-09-27): MD 9/23/19: Received copy of Final ALTA showing lender provided the $44 cure at closing, so no check was cut.		10/01/2019		2	B	01/16/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1006866	XXX	11063167	1006866-23895	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/01/25/2019)	Both the final revised loan estimate and the initial closing disclosure were generated on 1/25/2019			Reviewer Comment (2019-11-25): SitusAMC received an attestation for final LE issued on 1/25/19 was not provided to the borrower. Removed from testing. Buyer Comment (2019-11-22): Recieved attestation from lender that the 1/25/19 LE was not provided to the borrower and created in error.	11/25/2019			1	A	02/02/2019	NC	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1006866	XXX	11064766	1006866-6583	03/14/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing					03/14/2019		1	A	02/02/2019	NC	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1006934	XXX	11670940	1006934-2918	05/01/2019	Credit	Loan Package Documentation	Closing / Title	Missing Document: Rider - Other not provided		The Interest Only Rider is missing from the loan file.			Reviewer Comment (2019-05-10): Upon further research, exception has been cleared. Buyer Comment (2019-05-09): The signed Interest Only Fixed Rate Note has all necessary information pertaining to the Interest Only, including interest only payment and IO term. An Interest-Only Rider is not necessary nor required. Please clear exception.	05/10/2019			1	A	02/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1006934	XXX	11677434	1006934-6516	05/02/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		The Loan Approval required the borrower to provide copies of the 2016 and 2017 signed 1040s. The 1040s in the loan file were not signed.			Reviewer Comment (2019-05-10): Upon further research, exception has been cleared, not required per guidelines. Buyer Comment (2019-05-09): We review eligibility based on the guidelines and not the loan approval. In addition, the processed tax return transcripts for both years are in the file. This is not material nor required. Please clear exception.	05/10/2019			1	A	02/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1006934	XXX	11677494	1006934-25421	05/02/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		The appraiser indicated the property type is Rural. Guidelines do not allow for Rural properties in their programs.	Guidelines allow for a DTI of 50%, borrower has a DTI of 41.51%. Guidelines allow for an LTV of 85%, borrower has an LTV of 50%. Guidelines require reserves of 6 months, borrower has reserves of 11.98 months. Guidelines allow for a credit score of 600, borrower has a credit score of 787.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-02): Lender exception was provided to allow the rural property.			05/02/2019	2	B	02/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1006934	XXX	11678623	1006934-4087	05/02/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure dated 12/04/2018 was not signed by the borrowers.							2	B	02/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1006934	XXX	11678624	1006934-4850	05/02/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/14/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/14/2019)	The Final CD indicated fees exceeded allowable by $0, however it should have reflected $66.56. No cure provided.			Reviewer Comment (2019-11-14): SitusAMC received required documents, exception is cleared.	11/14/2019			1	A	02/16/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1006934	XXX	11678626	1006934-6542	05/02/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $517.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal fee increased by $67.00. COC was provided 02/13/2019 stating the increase due to rural property; however, the appraisal was completed in Dec. COC and LE should have been sent 3 days after the receipt of the appraisal. Please provide a cure to the borrower.
Reviewer Comment (2019-11-14): SitusAMC received required documents, exception is cleared.

Buyer Comment (2019-11-12): Lender provided cure check, corrected PCCD reflecting the cure, LOE and POD.

Reviewer Comment (2019-05-17): Appraisal delivery receipt was 12/27/18 to borrower.  Lender would have been advised of fee increase prior to delivery of the appraisal.  Exception stands.

Buyer Comment (2019-05-15): The review of the appraisal invoice and determination of when it was received by the lender is outside of SFIG review scope. Per SFIG the default approach of good faith is to accept that the lender disclosed based on the based information available as the there is indication of when the lender became aware of the change in fee, regardless of invoice date.

															11/14/2019			1	A	02/16/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1006934	XXX	11746619	1006934-3831	05/07/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow missing 1004D for guesthouse completion of bathroom. Compensating Factors provided.	Guidelines allow for a DTI of 50%, borrower has a DTI of 41.51%. Guidelines allow for an LTV of 85%, borrower has an LTV of 50%. Guidelines require reserves of 6 months, borrower has reserves of 11.98 months. Guidelines allow for a credit score of 600, borrower has a credit score of 787.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Client elects to waive with Compensating Factors.			05/07/2019	2	B	02/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1006934	XXX	15030329	1006934-4850	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/13/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/13/2019)	Fees labeled Title- other must be itemized and reason for assessment included on COC. PCCD, LOE, and proof of delivery required.							2	B	02/16/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1006934	XXX	15030330	1006934-6542	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for N/A. Fee Amount of $37.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75225)	Fees labeled Title- other must be itemized and reason for assessment included on COC. PCCD, LOE, and proof of delivery required.			Reviewer Comment (2019-12-05): Moved to 10% bucket.	12/05/2019			1	A	02/16/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1006934	XXX	15030606	1006934-4364	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section D	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 02/13/2019 disclosed Total Loan Costs (Borrower-Paid) (Section D) that does not match sum of fees. (Final/02/13/2019)	Total closing costs should be $8442.23, not $8375.23 as depicted on page 1, 2 and 3. PCCD, LOE copy of any refund required and proof of delivery.							2	B	02/16/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1006934	XXX	15030607	1006934-4366	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/13/2019 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Final/02/13/2019)	Total closing costs should be $8442.23, not $8375.23 as depicted on page 1, 2 and 3. PCCD, LOE copy of any refund required and proof of delivery.							2	B	02/16/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1006934	XXX	15317839	1006934-6545	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $517.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower. (7506)								2	B	02/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1007929	XXX	12176083	1007929-4826	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/26/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/26/2019)	The required cost to cure amount was not disclosed on page 3 of the CD in the Total Closing Costs exceeding the legal limit section.							2	B	04/26/2019	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1007929	XXX	12176084	1007929-6543	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $126.00 plus 10% or $138.60. Insufficient or no cure was provided to the borrower. (0)	A cost to cure of $11.40 is required for a 10% tolerance violation. Although a post closing CD was issued, the required credit for the cost to cure was not disclosed in Section J on page 2 of the post closing CD, or in the Total Closing Costs Exceeding the Legal Limit section on page 3 of the post closing CD.
Reviewer Comment (2019-06-13): AMC reviewed exception and PCCD. Please provide final settlement statement to verify fees charged.

Buyer Comment (2019-06-12): MD 6/12/19, Lender issued PCCD issued PCCD reflecting less recording fees ($92 vs $150), loan no longer failed 10% tolerance violation, so cure is not required. EM will not be providing a settlement statement as proof of fees paid at funding. This has been disclosed several times that issuance of a PCCD is sufficient documentation of fees paid. Also, the SFIG TRID scope specifically states the settlement statement is not within scope of review.

																		3	C	04/26/2019	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1007929	XXX	12226822	1007929-3831	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Using the Business Bank Statement Program guidelines effective April 1, 2019. Compensating Factors provided.	58.33% LTV < 75% guideline max. 783 representative FICO score > 680 guideline minimum - 103points above guideline minimum. Borrower has job stability for 14 years at the same position. Liquid assets of $65,112 which equate to over 24 months reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	04/26/2019	CA	Second Home	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1007929	XXX	12226836	1007929-3831	06/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Property is zoned "General AG 10 acres" and located in a rural area. Compensating Factors provided.	58.33% LTV < 75% guideline max. 783 representative FICO score > 680 guideline minimum - 103points above guideline minimum. Borrower has job stability for 14 years at the same position. Liquid assets of $65,112 which equate to over 24 months reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-10): Client elects to waive with Compensating Factors.			06/10/2019	2	B	04/26/2019	CA	Second Home	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1007612	XXX	14322432	1007612-4850	10/08/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/01/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/01/2019)	Final Closing Disclosure provided on 04/01/2019 did not indicate an amount by which the costs exceeded allowable. Review reflects the fees exceeding allowable by $148.75. A cure was sent to the borrower for $25.75, however there is still an outstanding tolerance violation of $122.50 for fees charged which exceeded the 10% tolerance threshold.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	04/02/2019	MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1007612	XXX	14322433	1007612-6543	10/08/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $315.00 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower. (0)	Total amount of $315.00 exceeds tolerance of $192.50 for the 10% fees. The increase of $122.50 did not have a VCC. Insufficient or not cure was provided to the borrower.			Reviewer Comment (2019-11-26): AMC received COC. Please provide additional details regarding the new information obtained for the recording fee to increase for review. Buyer Comment (2019-11-22): MD 11/20/19: EM would accept the CoC issued on 3/8/19 as sufficient for documenting the increase in recording fees reflected on the 3/8/19 LE according to §1026.19(e)(3)(iv)-3. If AMC disagrees, please provide regulatory language that would deem CoC insufficient.				3	C	04/02/2019	MA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1007612	XXX	14322434	1007612-6542	10/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.75 exceeds tolerance of $35.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased by $25.75, from $35.00 to $60.75, without a VCC. The loan file contains a PC CD with a cure of $25.75, a copy of the check sent to the borrower and a letter of explanation.			Reviewer Comment (2019-10-16): Closing Disclosure_Unsigned_20190423_21 OAK SQUARE AVE_Cond_87994_88059_20190425.pdf, Misc-Income-Reimbursement Check_Cond_87994_88059_20190425.pdf, PC CD Letter to Borrower _20190423_Cond_87994_88059_20190425.pdf, PC CD Proof of Delivery Method_Cond_87994_88059_20190425.pdf		10/16/2019		2	B	04/02/2019	MA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1007612	XXX	14477034	1007612-3831	10/16/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender Exception to allow: 1) Processor's certification verifying XXX entity only has expenses of $600 which was a computer purchase. 2) Income/debt calculation on an investment property owned by the borrower: XXX. Full mortgage payment $3,584.98. Borrower is only responsible for half. 3) Loan is seasoned more than 3 payments.	LTV of 61.43% with a program max of 80%. High mid-FICO score of 769 Liquid assets of $77,573 which equate to over 23 months reserves. DTI of 37.78% with a max per guidelines of 50%. Residual income of $7,477.04.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-10-16): Client elects to waive the exception with the addressed Compensating Factors. Reviewer Comment (2019-10-16): Waived by Client with the following compensating factors: - Verified reserves of PITIA in excess of Program Requirements. - Borrower's demonstrated ability to maintain a good credit history, including current and previous mortgage/housing payments - Evidence of significant monthly residual income (above program requirements)			10/16/2019	2	B	04/02/2019	MA	Primary	Refinance - Cash-out - Other		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1008455	XXX	14376435	1008455-20305	10/10/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/11/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)	The Loan file does contain a 2018 Tax Filing extension; however, it does not reflect an extension date.							2	B	07/26/2019	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1008455	XXX	14376438	1008455-4371	10/10/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/26/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/26/2019)	Final Closing Disclosure provided on 7/26/2019 disclosed a Closing Disclosure provided on 7/26/2019, the sign date was 7/30/2019. The Post Closing CD issued on 8/14/2019 corrects the closing date and now reflects 7/30/2019.							2	B	07/26/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008455	XXX	14376439	1008455-6414	10/10/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/26/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/07/26/2019)	Final Closing Disclosure provided on 7/26/2019 did not disclose the required Broker Contact Information. The Post Closing CD Issued on 8/14/2019 corrects this and now reflects the Contact Information.			Reviewer Comment (2019-10-18): Cured with PCCD.		10/18/2019		2	B	07/26/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008474	XXX	14380500	1008474-6572	10/10/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/06/2019)								2	B	07/11/2019	WA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1008550	XXX	14380039	1008550-26335	10/10/2019	Credit	Guideline	Guideline Issue	Assumable loans are not allowed per guidelines		Both the Note and the CD the loan is assumable which is not allowed per the Guidelines.	55.40% LTV < 80% guideline max 817 representative FICO score > 720 guideline minimum - 97 points above guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors. Buyer Comment (2019-12-09): Comp Factors: Low CLTV of 55.40% with a max per guidelines of 80%. High mid-FICO score of 817. DTI of 39.66% with a max per guidelines of 45%. Residual income of $12,335. Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade to EV2. Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.			12/10/2019	2	B	07/19/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008550	XXX	14380091	1008550-25838	10/10/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, CA Tax Verification	For cure, provide the property tax statement for Property 2.			Reviewer Comment (2019-12-10): New construction: CA taxes based on 1.25% of sales price. Buyer Comment (2019-12-10): Property tax statement is not required. 31 Waterline Place, Richmond, CA is new construction. Property taxes are based on 1.25% of purchase price. Therefore, $921,312 x 1.25% / 12 months = $959.70 per month. This amount is less than the taxes used by the underwriter.	12/10/2019			1	A	07/19/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008615	XXX	14393067	1008615-4357	10/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/09/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/08/09/2019)	Final Closing Disclosure provided on 8/9/2019 incorrectly disclosed whether the loan allows for Assumption.							2	B	08/09/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008615	XXX	14393074	1008615-25688	10/12/2019	Compliance	Compliance	Federal Compliance	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM Loan Program disclosure not provided to the borrower within three (3) days of application.			Reviewer Comment (2019-11-26): Received evidence borrower was provided ARM disclosure within 3 days of application. Buyer Comment (2019-11-22): MD 11/21/19: There is a disclosure tracker summary in the file that shows that the ARM Disc/ CHARM booklet were sent with the initial disclosure package on 6/21/19	11/26/2019			1	A	08/09/2019	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1008615	XXX	14393075	1008615-6306	10/12/2019	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Consumer Handbook on Adjustable Rate Mortgages. CHARM Booklet, not provided to the borrower within three (3) days of application.			Reviewer Comment (2019-11-26): Received evidence borrower was provided CHARM booklet within 3 days of application. Buyer Comment (2019-11-22): MD 11/21/19: There is a disclosure tracker summary in the file that shows that the ARM Disc/ CHARM booklet were sent with the initial disclosure package on 6/21/19	11/26/2019			1	A	08/09/2019	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1008615	XXX	14393563	1008615-6583	10/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $49.70 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $49.70 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing					10/13/2019		1	A	08/09/2019	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008615	XXX	14393564	1008615-6583	10/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $77.00 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $77.00 exceeds tolerance of $67.00. Sufficient or excess cure was provided to the borrower at Closing					10/13/2019		1	A	08/09/2019	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008620	XXX	14408185	1008620-4371	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/25/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/25/2019)	Final CD closing date did not match date of consummation however issue cleared via post closing CD.			Reviewer Comment (2019-10-18): PCCD, LOE and proof of mailing was provided for corrected closing date.		10/18/2019		1	A	07/25/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008620	XXX	14408186	1008620-24188	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $2,499.96 on Final Closing Disclosure provided on 07/25/2019 not accurate. (Final/07/25/2019)	Closing costs over 1 year not accurate on final CD however issue cleared via post closing CD.			Reviewer Comment (2019-10-18): PCCD, LOE and proof of mailing was provided for non escrowed costs.		10/18/2019		2	B	07/25/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008620	XXX	14408187	1008620-4850	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/25/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/25/2019)	Final CD does not reflect cure as required.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	07/25/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008620	XXX	14408188	1008620-6543	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $275.00 plus 10% or $302.50. Insufficient or no cure was provided to the borrower. (0)	10% fee threshold violated by $47.50 without valid COC or cure provided to borrower at closing.			Reviewer Comment (2019-11-26): AMC reviewed exception. Please provide additional information regarding why the SB2 fee increased for review. Buyer Comment (2019-11-22): MD 11/21/19: EM would accept the 7/16/19 CoC reflecting an increase in recording fees due CA SB2 regulation requirements. Uploaded CoC for review				3	C	07/25/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008625	XXX	14459301	1008625-24490	10/15/2019	Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								2	B	08/13/2019	FL	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1008625	XXX	14459304	1008625-6582	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.70 exceeds tolerance of $223.00 plus 10% or $245.30. Sufficient or excess cure was provided to the borrower at Closing. (0)						10/15/2019		1	A	08/13/2019	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008625	XXX	14459305	1008625-6583	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $480.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						10/15/2019		1	A	08/13/2019	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008625	XXX	14459306	1008625-6583	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $277.00 exceeds tolerance of $267.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)						10/15/2019		1	A	08/13/2019	FL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008625	XXX	14459307	1008625-2647	10/15/2019	Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC shows transaction date of 8/XX and expiration date of 8/16, however signature date was 8/14 so transaction date and expiration date should have been adjusted.							3	C	08/13/2019	FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008625	XXX	14459323	1008625-4371	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/13/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/13/2019)	Lender corrected the closing date with a PC CD.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/13/2019	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008630	XXX	14455012	1008630-4566	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/16/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/08/16/2019)	The Final Signed Closing Disclosure Issued on 8/16/2019 does reflect on page 4, the loan will have an escrow account. However, the Post Closing CD issued on 8/23/2019 does correct page 4 and now reflects no Escrow account, the Borrower had declined to escrow.			Reviewer Comment (2019-10-18): Cured with PCCD.		10/18/2019		2	B	08/16/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008630	XXX	14455013	1008630-4407	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/16/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/08/16/2019)	The Final Signed Closing Disclosure Issued on 8/16/2019 does reflect on page 4, the loan will have an escrow account. However, the Post Closing CD issued on 8/23/2019 does correct page 4 and now reflects no Escrow account, the Borrower had declined to escrow.			Reviewer Comment (2019-10-18): Cured with PCCD.		10/18/2019		2	B	08/16/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008630	XXX	14455120	1008630-4357	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/16/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/08/16/2019)	The Final Signed Closing Disclosure issued on 8/16/2019 reflects the loan as not Assumable on page 5. However, the Post Closing CD issued on 8/23/2019 corrects this and now reflects the loan as Assumable.			Reviewer Comment (2019-10-18): Cured with PCCD.		10/18/2019		2	B	08/16/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008630	XXX	14455210	1008630-4796	10/15/2019	Credit	Compliance	Miscellaneous Compliance	Borrower is not receiving cash back on a loan that was identified as Cash Out.	Date Issued: 08/16/2019	The subject loan was approved as a Cash-Out Refinance; however, the Borrower did not received any cash-out at closing.			Reviewer Comment (2019-12-13): Subsequent approval shows borrower only paying off mortgage receiving less than $2K cash back - loan closed as rate term. Buyer Comment (2019-12-11): The loan was approved as a cash-out refinance but closed as a rate and term refinance. The loan closed accurately as a rate and term refinance. Original application was a cash-out refinance to payoff primary mortgage and credit cards. Updated loan approval shows payoff of primary mortgage only. Attached for your review are the original and subsequent UW approvals.	12/13/2019			1	A	08/16/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008630	XXX	14455253	1008630-26335	10/15/2019	Credit	Guideline	Guideline Issue	Assumable loans are not allowed per guidelines		The Post Closing CD issued on 8/23/2019 reflects the loan as being Assumable.	32.02569% DTI on this (Documentation Type) documentation loan < 50% guideline max 224.58 months reserves > 6 months guideline minimum 796 representative FICO score > 600 guideline minimum	Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors. Buyer Comment (2019-12-09): Comp Factors: Low CLTV of 35.62% with a max per guidelines of 70%. High mid-FICO score of 796. Liquid assets of $281,989 which equate to over 107 months reserves. DTI of 36.22% with a max per guidelines of 50%. Reviewer Comment (2019-11-14): Please provide valid compensating factors. Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.			12/10/2019	2	B	08/16/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008642	XXX	14460959	1008642-3867	10/15/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM due to missing signed 1120S
Reviewer Comment (2020-01-23): Client requested change from Safe Harbor QM to Non QM.

Buyer Comment (2020-01-22): Change to Non-QM.

Reviewer Comment (2020-01-21): It is noted borrower qualifies using W-2 wages only however Appendix Q requires all personal and business tax returns to be signed.

Buyer Comment (2020-01-16): This is a QM loan.  Borrower qualifies using only W-2 wages.  Using 2 year average of 2017 & 2018 W-2s the DTI is 25.04.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met. Personal 1040 transcripts are in the file.

Reviewer Comment (2019-12-13): The 1120s was cash flowed and all expenses including depreciation add back and meal deductions were considered to determine overall effect on pass through income. Loan is Safe Harbor QM, Appendix Q requires 1120s returns to be signed.

Buyer Comment (2019-12-11): This is a QM loan. QM guidelines state a copy of the transcripts would be acceptable in lieu of signed business returns.  Galton guidelines state transcripts are not required for business returns unless the borrower owns greater than 25% of the company and the income does not flow through to the borrower's personal tax returns.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met.  Borrower qualifies using only W-2 wages.  Personal 1040 transcripts are in the file.

															01/23/2020			1	A	08/02/2019	NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
XXX	1008642	XXX	14460960	1008642-4846	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/02/2019 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/02/2019)	Subject loan is a refinance transaction. The Final and PCCD page 3 of 5 Closing Costs Financed reflects $0 and should reflect $20,821.26.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/02/2019	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
XXX	1008642	XXX	14460963	1008642-26033	10/15/2019	Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/20/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/05/20/2019)	The loan estimate was sent electronically to the borrower prior to the borrower giving consent for electronic document delivery.			Reviewer Comment (2019-11-26): Trailing document received disclosure tracking confirms LE was also sent US Mail thus E-Delivery N/A Buyer Comment (2019-11-22): MD 11/22/19: The initial LE was sent electronically on 5/20 and the borrower econsent on 5/23/19, the same day he viewed the disclosures. The disclosure tracking summary in file also shows that the doc vendor performed paper fulfillment on 5/20 since edisclosure was not completed within the 3rd business day. uploaded disclosure tracker for re-review	11/26/2019			1	A	08/02/2019	NJ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1008642	XXX	14460973	1008642-7455	10/15/2019	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX PA/S-Corp)	Self-employed income documentation not sufficient due to the 1120's not containing a signature from the borrower.
Reviewer Comment (2020-01-23): Client requested change from Safe Harbor QM to Non QM.

Buyer Comment (2020-01-22): Change to Non-QM.

Reviewer Comment (2020-01-21): It is noted borrower qualifies using W-2 wages only however Appendix Q requires all personal and business tax returns to be signed.

Buyer Comment (2020-01-16): Borrower qualifies using only W-2 wages.  Using 2 year average of 2017 & 2018 W-2s the DTI is 25.04.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met. Personal 1040 transcripts are in the file.

Reviewer Comment (2019-12-13): The 1120s was cash flowed and all expensess including depreciation add back and meal deductions were considered to determine overall effect on pass through income. Loan is Safe Harbor QM, Appendix Q requires 1120s returns to be signed.

Buyer Comment (2019-12-11): This is a QM loan. QM guidelines state a copy of the transcripts would be acceptable in lieu of signed business returns.  Galton guidelines state transcripts are not required for business returns unless the borrower owns greater than 25% of the company and the income does not flow through to the borrower's personal tax returns.
The borrower's income (W-2 wages) does flow through to the personal signed 1040's, therefore the requirement is met.  Borrower qualifies using only W-2 wages.  Personal 1040 transcripts are in the file.

															01/23/2020			1	A	08/02/2019	NJ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1008642	XXX	16007727	1008642-22655	01/23/2020	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Client requested change from Safe Harbor QM to Non QM.							2	B	08/02/2019	NJ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
XXX	1008739	XXX	14476274	1008739-2808	10/16/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		The Lender Approval is missing from the loan file.			Reviewer Comment (2019-12-12): Approval was provided. Buyer Comment (2019-12-11): Galton accepted the signed 1008 and AUS findings as the Seller loan approval. This is an SL1 Streamlined loan program which requires the DU as the approval. Attached are the signed 1008 and AUS Findings for your review.	12/12/2019			1	A	08/09/2019	DE	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1008739	XXX	14476587	1008739-6572	10/16/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/23/2019)	The loan file is missing evidence the Borrower's received copies of Valuation reports within three days prior to closing date.							2	B	08/09/2019	DE	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1008778	XXX	14508233	1008778-26335	10/18/2019	Credit	Guideline	Guideline Issue	Assumable loans are not allowed per guidelines		Note contains assumption language however guidelines do not allow assumable loans.	$296,388 in liquid assets which equate to over 52 months of reserves. 54.58% LTV < 80% guideline max. 38.29744% DTI on this Full documentation loan < 50% guideline max - 11.70% below program guideline maximum High mid-FICO score of 796.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors. Buyer Comment (2019-12-09): Comp Factors: CLTV of 54.58% with a max per guideines of 80%. High mid-FICO score of 796. $296,388 in liquid assets which equate to over 52 months of reserves. DTI of 37.94% with a max per guidelines of 50%. Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade. Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.			12/10/2019	2	B	08/01/2019	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008802	XXX	14530328	1008802-26335	10/21/2019	Credit	Guideline	Guideline Issue	Assumable loans are not allowed per guidelines		Promissory Note says loan is assumable after first adjustment period.	$355,514 in liquid assets which equate to over 37 months reserves. Residual income of $20,875. High mid-FICO score of 754. Borrower has self employment stability for 9 years as a Physician.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors. Buyer Comment (2019-12-09): Comp Factors: High mid-FICO score of 754. Borrower has been self employed in the same position for 9 years. $355,514 in liquid assets which equate to over 37 months reserves. Residual income of $20,875. Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade. Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.			12/10/2019	2	B	08/14/2019	CA	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXX	1008802	XXX	14531908	1008802-6572	10/21/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/17/2019)								2	B	08/14/2019	CA	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXX	1008806	XXX	14533542	1008806-26335	10/22/2019	Credit	Guideline	Guideline Issue	Assumable loans are not allowed per guidelines		Note contains assumption language however guidelines do not allow assumption.	Liquid assets of $485,293 which equate to over 245 months reserves. Residual income of $34,077. High mid-FICO score of 713. 58.66667% LTV < 85% guideline max.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-10): Client elects to waive based on compensating factors. Buyer Comment (2019-12-09): Comp Factors: CLTV of 58.67% with a max per guidelines of 85%. Borrower has been self employed for 19 years. High mid-FICO score of 713. Liquid assets of $485,293 which equate to over 245 months reserves. Residual income of $34,077. Reviewer Comment (2019-11-14): Please provide valid compensating factors to regrade. Buyer Comment (2019-11-12): Galton as the lender has to consent to the assumption. Galton, through their servicer, will not consent to an assumption. Please waive.			12/10/2019	2	B	07/23/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008806	XXX	14533602	1008806-6668	10/22/2019	Credit	Missing Document	General	Missing Document: Desk Review not provided
Reviewer Comment (2020-01-21): CDA not required on SL1 program when CU score less than 2.5.  CU score reflected as 2.0.

Buyer Comment (2020-01-16): Please reconsider.  This loan is under the Streamlined loan program. Desk Review (CDA) not required.  Per Galton Streamline Guidelines, CU score of 2.5 or less does not require a CDA.  The CU score for this borrower is 2, therefore the Desk Review is not required.

Reviewer Comment (2019-12-12): Collateral score is noted. Secondary valuation is required for securitization.

Buyer Comment (2019-12-11): This is a Streamlined loan program. Desk Review (CDA) not required.  Per Galton Streamline Guidelines, CU score of 2.5 or less does not require a CDA.  The CU score for this borrower is 2, therefore the Desk Review is not required.  The UCDP Report showing a CU score of 2 is attached for your review.

															01/21/2020			1	A	07/23/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008828	XXX	14543529	1008828-6572	10/22/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/08/2019)								2	B	08/15/2019	NJ	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1008834	XXX	14546356	1008834-4371	10/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/15/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/15/2019)	Final Closing Disclosure dated 08/15/2019 was signed and dated by the borrower on 08/16/2019.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/15/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008834	XXX	14546357	1008834-4850	10/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/15/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/15/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/15/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008834	XXX	14546358	1008834-6543	10/22/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $225.00 plus 10% or $247.50. Insufficient or no cure was provided to the borrower. (0)	Cure for various 0% and 10% tolerance violations not provided.			Reviewer Comment (2020-01-24): LOE and Corrected CD provided to borrower prior to SitusAMC review. Confirmed recording fees reduced to $125 - cure check not required since no tolerance violation Buyer Comment (2020-01-22): 1/17/20 MAC: Please see 08/26/2019 PCCD with cover letter and 08/22/2019 final Alta Settlement Statement, which showed the Recording Fee was reduced to $125.00 and $328.50 lender credit refunded to the borrower. The final Alta Settlement Statement is evidence that the funds were refunded to the borrower through transaction settlement.		01/24/2020		2	B	08/15/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008834	XXX	14546418	1008834-6542	10/22/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP). Fee Amount of $10,037.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7347)	Cure for various 0% and 10% tolerance violations not provided.
Reviewer Comment (2020-01-30): Received COC that was previously provided. Please provide additional details as to the reason for change from Lender paid compensation to Borrower paid.

Buyer Comment (2020-01-28): 1/28/2020 BC - COC indicates change in value, LPO to BPO change, and origination compensation.

Reviewer Comment (2020-01-24): Additional details required to address why the compensation changed from lender paid to borrower. paid.  Revised CD fees in Section A increased to $21,492.88 from $12,710.88. Unable to determine why this occurred as there appears to be no benefit to the borrower.

Buyer Comment (2020-01-22): 1/17/20 MAC: Please see 08/09/2019 Change of Circumstance reflecting the lock extension and compensation change to borrower paid Originator Compensation fee of $13,300.00 which would address the issue.

																		3	C	08/15/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008834	XXX	14546452	1008834-4264	10/22/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.64 is less than Guideline PITIA months reserves of 6.00.	Lender exception included in the file for reserve shortgage.	772 representative FICO score > 600 guideline minimum 66.93% LTV < 80% guideline max Borrower on this full documentation loan has a disposable income of $7,100.00	Aggregator Aggregator Aggregator	Reviewer Comment (2019-10-23): Lender exception provided for the shortage of reserves.			10/23/2019	2	B	08/15/2019	CA	Primary	Refinance - Cash-out - Other		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1008876	XXX	14559693	1008876-26033	10/23/2019	Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/28/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/28/2019)
Reviewer Comment (2020-01-24): AMC received disclosure tracking and E consent. The LE needed to be able to be received by borrower 03/28/2019 (3 business days from app date) however the E consent was not completed until 03/29/2019. If the LE was sent through US mail prior to 03/29/2019 please provide documentation.

Buyer Comment (2020-01-22): The Disclosure Tracker showed the initial disclosure package was electronically sent 03/28/2019, and that the Loan Estimate was included in the list of initial disclosure documents sent to the borrower. As long as the borrowers signed e-consent on or prior to the earliest e-sign event, then the loan satisfactorily meets regulatory requirements. In this case, e-consent was obtained 03/29/2019 and the earliest e-sign events were the initial loan application and initial LE - both e-signed 03/29/2019; the loan meets regulatory requirements.

Reviewer Comment (2020-01-22): The Initial 1003 has am application date 03/25/2019 and the Borrower went through the E-consent process on 03/29/2019 (4 business days later) Initial LE is E-signed 03/29/2019.  Lender did not obtain the esign consent within 3 days of the loan application to ensure the LE 3 day timeline requirements were met. In the event the esign consent is not obtained by the third day after application, to comply with the 3 day LE timing requirement, the lender would need to send the loan estimate via regular mail.  Please provide proof LE was sent alternative method to the borrower.

Buyer Comment (2020-01-20): The Disclosure tracking sent date is 3/28/2019. The first Esign event as 3/29/2019(Esigned LA and LE)

																		3	C	07/18/2019	CA	Primary	Refinance - Rate/Term		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1008876	XXX	14563342	1008876-4404	10/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/18/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/07/18/2019)	"Min payment on paystream 4 is reported as $2222 on CD but is calculated as $4530			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	07/18/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008876	XXX	14566991	1008876-25203	10/24/2019	Credit	Guideline	Guideline Issue	Guideline Requirement: Interest Only feature not permitted.		Loan application date of 3/25/2019 is prior to the streamline guideline that allows the 7/1 IO Arm 40YR product.	38.22% DTI on this full documentation loan < 45% guideline max 715 representative FICO score > 600 guideline minimum Borrower on this full documentation loan has a disposable income of $18,000	Aggregator Aggregator Aggregator	Reviewer Comment (2019-10-24): Lender provided exception with comp factors			10/24/2019	2	B	07/18/2019	CA	Primary	Refinance - Rate/Term		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1008878	XXX	14559030	1008878-3677	10/23/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation was submitted as Non QM. Due Diligence identified a Loan Designation of ATR Fail.			Reviewer Comment (2019-12-13): Borrower LOE confirmed the 2017 schedule C was one time event and no active business going forward. The schedule C income loss has subsequently been excluded from review. Buyer Comment (2019-12-12): The QM status is Non-QM. The loan was registered, reviewed and closed as a Non-QM Expanded A+ loan program.	12/13/2019			1	A	08/14/2019	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1008878	XXX	14559031	1008878-25520	10/23/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX/Schedule C)	File does not verify self employment status verified through third party documentation or CPA letter.
Reviewer Comment (2019-12-13): Borrower LOE confirmed the 2017 schedule C was one time event and no active business going forward. The schedule C income loss has subsequently been excluded from review.

Buyer Comment (2019-12-12): The 2017 Tax Return (1040) evidences a small loss noted on the Schedule C.  Letter in the file from borrower states this business, XXX Marketing, is no longer and it was only used in 2017 for vehicle write-off.  In addition, the 2018 Tax Return did not include any Schedule C income/loss. There is no need to verify the business through a third party.  Attached for your review is the Letter of Explanation from the borrower.

															12/13/2019			1	A	08/14/2019	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	1008878	XXX	14559032	1008878-4204	10/23/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File does not verify self employment status verified through third party documentation or CPA letter.			Reviewer Comment (2019-12-13): Borrower LOE confirmed the 2017 schedule C was one time event and no active business going forward. The schedule C income loss has subsequently been excluded from review.	12/13/2019			1	A	08/14/2019	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	1008878	XXX	14559076	1008878-3831	10/23/2019	Credit	Credit	Miscellaneous	Credit Exception:		File is missing 2055 appraisal on departing residence for exclusion of debt from ratios. File contains receipt for payment of 2055 appraisal and letter of intent from borrower as required. Used 24 month reserve requirement as unable to determine marketing time as required per guidelines. Less reserves may be required upon receipt of 2055 appraisal.
Reviewer Comment (2019-12-13): Signed letter of intent from the borrower, Appraisal reflecting LTV in line with guides land sufficient reserves were calculated.  After further review the exception has been cleared.

Buyer Comment (2019-12-12): This is a Base loan program. The file contains all the required documentation to exclude the PITI on the departing residence per Galton Guidelines:
*  Departing residence not under contract or listed for sale:
1.  No contract required
2.  Signed letter of intent from the borrower indicating that they intend to list the departure residence for sale within 90 days.  (In file)
3.  Equity in departure residence must be documented with an Exterior Only Appraisal.  (Appraisal in file).
4.  Departure residence must have a minimum of 20% equity after deduction of outstanding liens.  Appraised value = $1,270,000.  Current mortgage balance $689,669.  Borrower has an LTV of 54% - (In file)
5.  Additional reserves for the departure residence are based on the marketing time indicated by the departure residence appraisal:  Appraisal notes marketing times is under 3 months.  So 12 month PITIA additional would be required.  The borrower has significant assets of $779,650 which covers the additional 12 months PITIA required for departure residence.
Attached for your review is the Signed Letter of Intent, Appraisal on departing residence and credit report showing current loan balance.

															12/13/2019			1	A	08/14/2019	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	1008905	XXX	14578486	1008905-6411	10/24/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/08/02/2019)	Could not locate Seller Closing Disclosure in documents provided.							2	B	08/02/2019	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008945	XXX	14587692	1008945-4357	10/25/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/26/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/07/26/2019)	The Note reflects the loan as Assumable; however, the Final Signed Closing Disclosure reflects the loan as not Assumable.							2	B	07/26/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008945	XXX	14587814	1008945-25158	10/25/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.							2	B	07/26/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1008973	XXX	14590219	1008973-6572	10/25/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/20/2019)								2	B	08/05/2019	WA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1008973	XXX	14590228	1008973-4826	10/25/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/05/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/05/2019)	Closing Disclosure did not list a value of the dollar amount which the Total Closing Costs exceeded the legal limit. The closing costs were exceeded by the $150 Appraisal Review fee.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/05/2019	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008973	XXX	14590229	1008973-6411	10/25/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/08/05/2019)	Please provide the Seller Closing Disclosure.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/05/2019	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008973	XXX	14590230	1008973-6542	10/25/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Review fee was not disclosed on the Initial Loan Estimate and was re-disclosed on the LE issued 7/22/2019. Change of Circumstance was provided, however the addition of the fee is not valid. Guidelines require a review of all appraisals, meaning there was no change in circumstance to prompt the addition of this fee after the initial LE was disclosed.			Reviewer Comment (2020-01-22): AMC received COC however a changed circumstance is not indicated to warrant disclosing the appraisal desk review fee. Please provide additional information regarding the changed circumstance for review. Buyer Comment (2020-01-20): Please see COC with Desk Review fee of 150.00.				3	C	08/05/2019	WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008975	XXX	14599651	1008975-23818	10/28/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Finance Charge of $1,096,126.11 disclosed on the Final Closing Disclosure dated 08/10/2019 is under-disclosed by more than $35 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of $1,096,246.11 provided on 09/12/2019, a difference of $120.00000. (Post-Close/09/12/2019)	Escrow fee and processing fee increased on PCCD causing the finance charges disclosed on the final CD dated 8/10/2019 to be under disclosed by $120. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission, updated CD and proof of delivery.
Reviewer Comment (2019-11-26): Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and Re-open Rescission required to cure.  Lender needs to refund the full $185 to the borrower for the TOP exception resulting from the  Post Close CD.  TOP exception of $185 is greater than the $170 Finance Charge Exception

Buyer Comment (2019-11-22): MD 11/22/2019: Agree that lender increased fees in section B by $185.00 on the latest PCCD in file dated 9/12/19, making the Finance Charge at the time of closing under disclosed, however the lender provided a $170 cure back to the borrower at the time of issuing the PCCD, so there should be no further cure required. The refund check, LOE and POD are already in the file. Appears the only thing the lender needs to do is re-open the borrower's RoR. Please confirm.

																		3	C	08/10/2019	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008975	XXX	14599652	1008975-24221	10/28/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $1,877,061.11 disclosed on the Final Closing Disclosure dated 08/10/2019 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $1,877,246.11 provided on 09/12/2019, a difference of $185.00000. (Post-Close/09/12/2019)	Section B fees increased on PCCD causing the TOP disclosed on the final CD dated 08/10/2019 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission, updated CD and proof of delivery.
Reviewer Comment (2019-11-26): Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and Re-open Rescission required to cure.  Lender needs to refund the full $185 to the borrower.

Buyer Comment (2019-11-22): MD 11/22/2019: Agree that lender increased fees in section B by $185.00 on the latest PCCD in file dated 9/12/19, making the Total of Payments at the time of closing under disclosed, however the lender provided a $170 cure back to the borrower at the time of issuing the PCCD, so there should be no further cure required. The refund check, LOE and POD are already in the file. Appears the only thing the lender needs to do is re-open the borrower's RoR. Please confirm.

																		3	C	08/10/2019	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008975	XXX	14606586	1008975-4850	10/28/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/10/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/10/2019)	It appears there was a loan amount change and possible program change, but no valid change of circumstance was provided by the lender.			Reviewer Comment (2019-11-26): COC - Rate lock points removed overall cost of the loan decreased for the borrower.	11/26/2019			1	A	08/10/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008975	XXX	14606587	1008975-6542	10/28/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $6,167.43 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	It appears there was a loan amount change and possible program change, but no valid change of circumstance was provided by the lender.			Reviewer Comment (2019-11-26): COC - Rate lock points removed overall cost of the loan decreased for the borrower. Buyer Comment (2019-11-22): MD 11/22/2019: The lender documented a change in loan program that affected pricing. I am not sure how the reviewer determined this is NOT a valid CoC? Uploaded CoC from 7/24/19 reflecting the increase in points to $12,911.50. There is also a lock confirmation in file disclosing the final adjustment in pricing to $6167.43. Uploaded this as well	11/26/2019			1	A	08/10/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008975	XXX	14606631	1008975-4255	10/28/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Refinance purpose discrepancy.	Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.	Cash to borrower is greater than $2,000.			Reviewer Comment (2019-12-13): Received PCCD as loan funded, borrower received cash back at close. Buyer Comment (2019-12-12): The borrower received cash back at closing of $1,992.44 which is below the required $2,000 and meets guidelines. An updated PC CD was sent to the borrower. Attached for your review is the PC CD Letter, PC CD reflecting cash back to borrower of $1,992.44 and an updated DU Cert reflecting less than $2,000 cash back.	12/13/2019			1	A	08/10/2019	CA	Primary	Refinance - Rate/Term		C	C	C	A	C	C	A	A	Non QM	Non QM	No
XXX	1009034	XXX	14604927	1009034-4371	10/28/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/09/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/09/2019)	Final CD reflects closing dated of 8/12/19 with actual date of consummation of 8/14/19 however issue cleared via post closing CD.							2	B	08/12/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009039	XXX	14623820	1009039-25421	10/29/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Per Guidelines, rural properties are not allowed with the SL1 program. The property is marked rural due to the distance of two of the comparables being over 5 miles, however this is address by the appraiser who indicates the property is in a metro area and distance was necessary due to the presence of a basement. Lender granted exception and Comp Factors were provided.	759 representative FICO score > 680 guideline minimum - 79X points above guideline minimum Borrower has job stability for 10 years as an Police Sargent.	Aggregator Aggregator	Reviewer Comment (2019-11-01): Client elects to waive with Comp Factors.			11/01/2019	2	B	08/27/2019	AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXX	1009051	XXX	14731793	1009051-3882	10/31/2019	Compliance	Compliance	Federal Compliance	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The initial disclosure does not show the borrower signed the document.							2	B	06/24/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	C	A	Non QM	Non QM	No
XXX	1009051	XXX	14732197	1009051-4665	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/24/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/06/24/2019)	The ARM terms were disclosed incorrectly on the AIR table in the final disclosure versus the final Note. The final disclosure shows the min rate of 2.25%; however, the note shows it as the Margin of 2.75%.
Reviewer Comment (2020-01-27): Letter of Explanation & Corrected Closing Disclosure required to cure.  ARM terms were disclosed incorrectly on the AIR table in the final disclosure versus the final Note. The final disclosure shows the min rate of 2.25%; however, the note shows it as the Margin of 2.75%. Additionally the Note shows  weekly average yield on United States Treasury and the Final CD shows LIBOR.

Buyer Comment (2020-01-22): Errors in the Adjustable Interest Rate (AIR) Table on the final Closing Disclosure are Material (EG3) per TRID GRID 3.0. AIR table showed Index used as LIBOR 12 month when the note showed index used is the One-Year Treasury Index.

Reviewer Comment (2020-01-21): Note reflects margin based upon 1 year one year US Treasury index however CD page 4 AIR table reflects 1 year Libor.

Buyer Comment (2020-01-16): The ARM Disclosure specifies a life rate minimum.  "Your interest rate will never  be greater than 5 percentage points above the initial interest rate or lower than 2.25.

																		3	C	06/24/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732199	1009051-4613	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/24/2019 did not disclose number of months for homeowner's insurance under Prepaids. (Final/06/24/2019)	The final disclosure did not disclose the number of months of prepaid being collected.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/24/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732200	1009051-5147	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/24/2019 did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/06/24/2019)	The final disclosure did not disclose the number of months of prepaid being collected.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/24/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732201	1009051-5149	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Insurance Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/24/2019 did not disclose number of months for Insurance Prepaid - Other under Prepaids. (Final/06/24/2019)	The final disclosure did not disclose the number of months of prepaid being collected.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/24/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732203	1009051-4890	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/24/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1049914)	Payment stream 3 was incorrectly calculated with the initial rate minimum of 2.25% rather than the lifetime minimum of 2.75%.							3	C	06/24/2019	FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732204	1009051-4890	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/24/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1049915)	Payment stream 4 was incorrectly calculated with the initial rate minimum of 2.25% rather than the lifetime minimum of 2.75%.							3	C	06/24/2019	FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732206	1009051-4404	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/24/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/06/24/2019)	The ARM terms were disclosed incorrectly on the AIR table in the final disclosure versus the final Note. The final disclosure shows the min rate of 2.25%; however, the note shows it as the Margin of 2.75%.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/24/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732207	1009051-4826	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/24/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/24/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/24/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732208	1009051-6545	10/31/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,145.00 exceeds tolerance of $1,925.00. Sufficient or excess cure was provided to the borrower. (8304)	Final disclosure reflects a total expense for the Transfer tax of $2145.00, initially disclosed as $1925.00, sufficient cure provided on the PCCD.							2	B	06/24/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	C	A	Non QM	Non QM	Yes
XXX	1009051	XXX	14732253	1009051-25454	10/31/2019	Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2020-01-09): Upon further review CDA within file reflecting value of $800,000 equates to 0% variance from appraised value.	01/09/2020			1	A	06/24/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	C	A	Non QM	Non QM	No
XXX	1009051	XXX	14732257	1009051-508	10/31/2019	Credit	Loan Package Documentation	Closing / Title	ARM Error: Initial Rate Minimum was not provided
Reviewer Comment (2020-01-31): Note is sufficient.

Reviewer Comment (2020-01-21): Note reflects margin based upon 1 year one year US Treasury index however CD page 4 AIR table reflects 1 year Libor.

Buyer Comment (2020-01-16): The ARM Disclosure specifies a life rate minimum.  "Your interest rate will never  be greater than 5 percentage points above the initial interest rate or lower than 2.25.

Reviewer Comment (2019-12-13): The Note reflects an initial rate minimum of 2.25% however, did not reflect a life rate minimum, therefore the margin of 2.75% was used. The initial rate minimum cannot be lower than the life rate minimum.

Buyer Comment (2019-12-12): The initial rate minimum is found on the Early ARM  Disclosure.  The document states "Your interest rate will never be greater than 5.000 percentage points above the initial interest rate or lower than 2.250." (found on the bottom of page one).   The initial rate on the Note is 4.625%.  Attached for your review is the Early ARM Disclosure and the Note.

															01/31/2020			1	A	06/24/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	C	A	Non QM	Non QM	No
XXX	1009051	XXX	14732307	1009051-6278	10/31/2019	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Lender exception was provided to the outdated credit report.	725 representative FICO score > 600 guideline minimum 48.75% LTV < 90% guideline max	Aggregator Aggregator	Reviewer Comment (2019-11-01): Client elects to waive with Comp Factors.			11/01/2019	2	B	06/24/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	C	A	Non QM	Non QM	No
XXX	1009051	XXX	14732400	1009051-23698	10/31/2019	Credit	Credit	Credit Documentation	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
Reviewer Comment (2020-01-17): Received LOE for additional businesses of XXX, XXX that appeared on Data  Verify Report.

Buyer Comment (2020-01-16): See attached for explanation for additional businesses appearing on the DataVerify Report: XXX, XXX, Inc, and XXX, LLC.

Reviewer Comment (2019-12-13): The Fraud Report provided is Auto Refer with a Drive Score of 0, all also red flags have not been cleared.

Buyer Comment (2019-12-12): No Fraud Report was pulled by the Seller, but an internal Drive report was pulled which evidences no red-flags for our borrower.  Attached for your review is the Drive/Fraud report and Galton Credit Exception for no Seller Fraud Report.

															01/17/2020			1	A	06/24/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	C	A	Non QM	Non QM	No
XXX	1009247	XXX	14750179	1009247-3831	11/01/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender approved exception to allow principal curtailment to cure tolerance allowed cash back on rate term refi.	20.79% DTI on this full documentation loan < 45% guideline max 720 representative FICO score > 680 guideline minimum - 40 points above guideline minimum 59.70% LTV < 90% guideline max Borrower on this full documentation loan has a disposable income of $5,761	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-01): Client elects to waive with Comp Factors.			11/01/2019	2	B	08/20/2019	CO	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXX	1009338	XXX	14753629	1009338-4371	11/01/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/28/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/28/2019)	Final disclosure reflects a closing date of 08/29/2019, document was executed on 08/30/2019. File contains a post closing disclosure with the accurate closing/funding date			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/28/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXX	1009338	XXX	14753635	1009338-6411	11/01/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/08/28/2019)	The loan does not contain a sellers disclosure; however, the seller paid fees were provided on the consumer CD.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/28/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXX	1009338	XXX	14754079	1009338-23698	11/01/2019	Credit	Credit	Credit Documentation	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX				Reviewer Comment (2019-12-14): Fraud Report was provided. Buyer Comment (2019-12-12): Obtained Seller's Fraud Report. Attached for your review.	12/14/2019			1	A	08/28/2019	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	1008025	XXX	14776678	1008025-4404	11/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/28/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/06/28/2019)	The index from the original lock date was not provided in the ARM look back table.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/28/2019	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1008025	XXX	14777057	1008025-22149	11/04/2019	Credit	Guideline	Guideline Issue	FICO < 680 and paystub or VVOE are missing.		Lender exception provide to accept written verification of employment in lieu of pay stub upon return to work 8/5/2019.	Borrower has employment stability for 6 years in the same employment Borrower on this full documentation loan has a disposable income of $17,000 +	Aggregator Aggregator	Reviewer Comment (2019-11-19): Client elects to waive with compensating factors.			11/19/2019	2	B	06/28/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1008025	XXX	14777100	1008025-25412	11/04/2019	Credit	Guideline	Guideline Issue	A recent event (Bankruptcy, Foreclosure, Deed-In-Lieu, Short Sale, 1x120 housing late) occurred within the last 36 months of the Closing date and not permitted, per guidelines.	Closing Date: 06/28/2019	The two loss mitigation events do not meet the A+ credit grade seasoning requirement of 4 years per Investor guidelines. The lenders Drive report and the Data Verify report reflect there was a Lis Pendens/preforeclosures dated 9/25/15 and 9/22/16.	Borrower has employment stability for 6 years in the same employment Borrower on this full documentation loan has a disposable income of $17,000 +	Aggregator Aggregator
Reviewer Comment (2019-12-13): Clients elects to waive with compensating g factors.

Buyer Comment (2019-12-12): A credit exception was provided for the loss mitigation events.  The borrower did a renovation on his home. He paid the sub-contractors on time. His subs did not pay their suppliers so the suppliers put mechanics liens on the house. Once the borrower received notification, he called the subs to get things in order. The subs released the funds to the suppliers, and the Lis Pendens’ were released. Lis Pendens are not a result of credit issues or borrower indifference.  Attached for your review is a copy of the Galton Credit Exception.

																	12/13/2019	2	B	06/28/2019	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1008325	XXX	14793138	1008325-7457	11/05/2019	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX Sch C/Schedule C)	Missing a balance sheet for the schedule C business.
Reviewer Comment (2020-01-22): Per Client request move to Non QM designation.

Buyer Comment (2020-01-21): Please update the loan to Non QM and close the condition.

Reviewer Comment (2019-12-17): Appendix Q requires a balance sheet in order to meet Safe Harbor.  Business is a loss > 5% of total income so it's not exempt from documentation requirements.  Balance Sheet must be supplied or file must be moved to a Non QM Designation.

Buyer Comment (2019-12-12): There are 3 letters of explanation in the file regarding the missing balance sheet.  The CPA derives the figures from K-1's and the K-1's were not yet available.  In addition, no income is being used from this business to qualify.  Attached for your review are the 3 LOEs regarding the balance sheet.

															01/22/2020			1	A	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008325	XXX	14793139	1008325-4436	11/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/31/2019)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.							2	B	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008325	XXX	14793141	1008325-3867	11/05/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Risk.	Fails QM due to the missing balance sheet and the excluded installment debt.
Reviewer Comment (2020-01-22): Per Client request move to Non QM designation.

Buyer Comment (2020-01-21): Please update the loan to Non QM and close the condition.

Reviewer Comment (2019-12-17): Appendix Q requires a balance sheet in order to meet Safe Harbor.  Business is a loss > 5% of total income so it's not exempt from documentation requirements.  Balance Sheet must be supplied or file must be moved to a Non QM Designation.

Buyer Comment (2019-12-12): No income is being used from the Schedule C business/missing balance sheet.  A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period.  Attached for your review is a copy of the Galton Credit Exception.

															01/22/2020			1	A	06/28/2019	KS	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
XXX	1008325	XXX	14793142	1008325-4826	11/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/28/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/28/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/28/2019	KS	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
XXX	1008325	XXX	14793143	1008325-6544	11/05/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,496.00 exceeds tolerance of $2,151.00 plus 10% or $2,366.10. Sufficient or excess cure was provided to the borrower. (0)								2	B	06/28/2019	KS	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
XXX	1008325	XXX	14793144	1008325-6545	11/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower. (7506)				Reviewer Comment (2019-11-19): Lender cured at consummation.		11/19/2019		2	B	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
XXX	1008325	XXX	15116322	1008325-25034	11/19/2019	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 37.20809% moderately exceeds the guideline maximum of 35.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender excluded a $918.00 installment payment on the borrower's credit report as his business pays the expense. This is not a valid exclusion reason according to Appendix Q requirements as this is not a contingent or co-signed liability. Including the expense exceeds the program DTI of 35% with an LTV greater than 80%. Excluding the expense fails ATR due to the Appendix Q violation.			Reviewer Comment (2019-12-16): Exception Cleared due to exclusion of auto payment however see new exception Q violation due to exclusion of auto payment paid by other party. Buyer Comment (2019-12-12): A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period. Attached for your review is a copy of the Galton Credit Exception.	12/16/2019			1	A	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008325	XXX	15116340	1008325-5366	11/19/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 37.20809% exceeds Guideline total debt ratio of 35.00000%.	Lender excluded a $918.00 installment payment on the borrower's credit report as his business pays the expense. This is not a valid exclusion reason according to Appendix Q requirements as this is not a contingent or co-signed liability. Including the expense exceeds the program DTI of 35% with an LTV greater than 80%. Excluding the expense fails ATR due to the Appendix Q violation.			Reviewer Comment (2019-12-16): Excluded from calculation as exception granted by lender - new appendix Q violation exception generated due to exclusion of payment paid by other party. Buyer Comment (2019-12-12): A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period. Attached for your review is a copy of the Galton Credit Exception.	12/16/2019			1	A	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008325	XXX	15116341	1008325-4264	11/19/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.54 is less than Guideline PITIA months reserves of 6.00.	Reserve requirement of 6 months not met per guidelines.			Reviewer Comment (2019-12-16): Updated assets accordingly to statement available at time of closing. Buyer Comment (2019-12-12): Galton Base Program. Calculated reserves are 8.17 months which meets the minimum 6 month requirement. Attached for your review is a breakdown of the borrower's assets and reserve calculation.	12/16/2019			1	A	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008325	XXX	15116437	1008325-5695	11/19/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender excluded a $918.00 installment payment on the borrower's credit report as his business pays the expense. This is not a valid exclusion reason according to Appendix Q requirements as this is not a contingent or co-signed liability. Including the expense exceeds the program DTI of 35% with an LTV greater than 80%. Excluding the expense fails ATR due to the Appendix Q violation.			Reviewer Comment (2019-12-17): Debt by other party not allowed to be excluded under appendix Q - debt included in ratios DTI to 37% which exceeds guidelines of 35% for 95% LTV program. Buyer Comment (2019-12-12): A credit exception was provided for the auto loan payment. The business has been making the payments on this auto loan during the entire loan repayment period. Attached for your review is a copy of the Galton Credit Exception.	12/17/2019			1	A	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008325	XXX	15455854	1008325-26788	12/16/2019	Compliance	Compliance	Federal Compliance	Appendix Q Liabilities - Payments by other party	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason ("Payments by other party").	Credit exception provided for the auto loan payment excluded which is being paid by borrower's business.			Reviewer Comment (2019-12-17): Debt by other party not allowed to be excluded under appendix Q - debt included in ratios DTI to 37% which exceeds guidelines of 35% for 95% LTV program.	12/17/2019			1	A	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008325	XXX	15990124	1008325-22655	01/22/2020	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Per Client request move to Non QM designation.							2	B	06/28/2019	KS	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
XXX	1008328	XXX	14790634	1008328-23688	11/04/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance coverage is short and the loan file does not provide a replacement cost estimate.
Reviewer Comment (2019-12-20): HOI policy provided dwelling coverage of $485,000 plus extended coverage of $97,000 totaling $582,000 with loan amount of $534,750 guidelines state coverage must exceed all liens -- only liens present is subject loan - sufficient coverage provided.

Buyer Comment (2019-12-19): Refer to the 4/1/2019 Seller Guide, Chapter 8, page 160.  Galton guidelines for Hazard Insurance Coverage are 100% of the insurable value of the improvements, guaranteed replacement OR the total of the actual unpaid balances of the first and all subordinate liens.   The HOI on this loan covers the loan amount, therefore a replacement cost estimate is not required.  The Base hazard insurance coverage is $485,000. There is additional Replacement cost coverage of $97,000 bringing the total coverage to $584,000 which is higher than the loan amount of $534,750. This is sufficient coverage. Attached for your review is a copy of the HOI Policy.

Reviewer Comment (2019-12-09): Missing insurance company's Replacement Cost Estimator value to verify sufficient coverage. The appraisal did not reflect an estimated cost new.

Buyer Comment (2019-12-06): The Base hazard insurance coverage is $485,000. There is additional Replacement cost coverage of $97,000 bringing the total coverage to $584,000 which is higher than the loan amount of $534,750. This is sufficient coverage.

															12/20/2019			1	A	07/03/2019	TN	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXX	1008328	XXX	14797818	1008328-25040	11/05/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).								2	B	07/03/2019	TN	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXX	1008328	XXX	14799020	1008328-730	11/05/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Transaction Error: Outstanding liens were not paid at closing.		Missing verification 2017 IRS balance of $730.56 is paid in full and no outstanding balance with IRS; however, lender provided an exception. Borrower has an original outstanding balance of $24313.00. Statement of accounts provided indicates majority of balance was paid with remaining amount of $730.56. Remaining balance is minimal and borrower has sufficient assets to pay.	754 representative FICO score > 600 guideline minimum 66.84% LTV < 80% guideline max Borrower has employment stability for 4 years in current position	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-05): Lender exception with comp factors was provided.			11/05/2019	2	B	07/03/2019	TN	Second Home	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXX	1008598	XXX	14820623	1008598-6572	11/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/30/2019)								2	B	07/01/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1008598	XXX	14820624	1008598-6572	11/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/06/19/2019)								2	B	07/01/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1008598	XXX	15103924	1008598-4357	11/18/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/01/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/07/01/2019)	.							2	B	07/01/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008656	XXX	14823923	1008656-17817	11/06/2019	Credit	Missing Document	General	Incomplete Document: 1003 Initial - Lender's is incomplete		Missing initial application for co-borrower.							2	B	06/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008656	XXX	14825622	1008656-24955	11/06/2019	Credit	Guideline	Guideline Issue	Borrower does not have the minimum active tradelines per guidelines.		Primary borrower does not meet minimum tradeline guideline requirement of one reported tradeline for 24 months active within last 12 months with minimum $2,500 high credit balance - only active tradeline for borrower is mortgage with 18 month history.	34.52% DTI < 45.00% guideline max - 10.48% below program guideline maximum 14 months reserves > 0 months guideline minimum - borrowers have verified reserves of $59,367	Aggregator Aggregator	Reviewer Comment (2019-12-13): Client elects to waive with compensating factors. Buyer Comment (2019-12-12): Galton approved a Credit Exception for B1 missing required tradelines. The borrower does have credit history to include "paid as agreed" on all accounts to include mortgage history for 18 months, XXX and XXX Credit. The co-borrower does meet the minimum tradeline requirements. Attached for your review is a copy of the Galton Credit Exception.			12/13/2019	2	B	06/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008656	XXX	14835161	1008656-6572	11/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/26/2019)	File does not contain acknowledgment singed by borrower receiving appraisal 3 days prior to closing nor does file contain evidence of when appraisal received by borrower.							2	B	06/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008656	XXX	14835163	1008656-4826	11/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/26/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/26/2019)	Final CD does not reflect cure when one is required due to tolerance violations.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	06/27/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008656	XXX	14835164	1008656-6542	11/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $688.05 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer tax increased without valid COC or cure provided to borrower at closing.			Reviewer Comment (2020-01-22): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD required to cure or additional details as to why the Transfer Tax was added to the Revised LE. COC received shows rate lock which wouldn't affect the Transfer Tax. Unable to determine why the Transfer Tax was added by document provided. Buyer Comment (2020-01-20): Please see COC.				3	C	06/27/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008656	XXX	14835341	1008656-6546	11/06/2019	Credit	Property - Appraisal	General Appraisal Requirements	Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.	Valuation Type: Appraisal / Valuation Report Date: 06/26/2019 Condo (Low Rise)	Subject is "site condo"							2	B	06/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008659	XXX	14836064	1008659-4826	11/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/11/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/11/2019)	Final disclosure reflects an increase of $362.30 in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	07/11/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	A	C	A	Non QM	Non QM	Yes
XXX	1008659	XXX	14836065	1008659-6411	11/06/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/11/2019)	The loan file is missing the seller's final disclosure			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	07/11/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	A	C	A	Non QM	Non QM	Yes
XXX	1008659	XXX	14836067	1008659-6543	11/06/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,881.00 exceeds tolerance of $1,352.00 plus 10% or $1,487.20. Insufficient or no cure was provided to the borrower. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $2,196.00, exceeds tolerance limit of $1,833.70, by $362.30 due to increase in Lender's Title Insurance. Missing proof of valid change disclosed to the borrower, no cure provided at closing.
Reviewer Comment (2020-01-24): AMC received PCCD indicating  fees in 10% tolerance within threshold. Final settlement statement supports PCCD. Exception Cleared.

Buyer Comment (2020-01-22): 1/22/2020 PCCD issued on 8/28/2019 reflects updated title fees paid to same provider listed on the SSPL and not over tolerance.

Reviewer Comment (2020-01-22): Lender's Title Insurance and Endorsements were payable to Old Republic which is the same provider listed on the SSPL. Prelim Title confirms Old Republic used as well

Reviewer Comment (2020-01-22): Updated from: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,196.00 exceeds tolerance of $1,667.00 plus 10% or $1,833.70.  Insufficient or no cure was provided to the borrower. (0)

Buyer Comment (2020-01-20): 1/20/2020 BC The increase to fees is in Section C. These are Borrower chosen providers and are not subject to tolerance.

															01/24/2020			1	A	07/11/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	C	A	Non QM	Non QM	Yes
XXX	1008659	XXX	14836197	1008659-25454	11/06/2019	Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2020-01-09): CU score of 1.0 per UCDP in file.	01/09/2020			1	A	07/11/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1008659	XXX	14837626	1008659-25403	11/06/2019	Credit	Guideline	Guideline Issue	Use of Rental Income without a Lease requires 3 months PITIA in addition to standard requirement per guidelines.		Lender exception provided for - Use of short term leases at 75% to offset departure residence liability.	798 representative FICO score > 680 guideline minimum $103k+ in reserves, $13k+ in monthly residual income	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-08): Client elects to waive.			11/08/2019	2	B	07/11/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1008660	XXX	14843930	1008660-5445	11/06/2019	Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								2	B	07/10/2019	GA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1008660	XXX	14843945	1008660-4826	11/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/10/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/10/2019)	Final disclosure reflects an increase of $50.00 in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	07/10/2019	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008660	XXX	14843947	1008660-6542	11/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7562)	Final disclosure reflects a total expense for the Title - Closing Protection Letter Fee of $50.00, not previously disclosed. Please provide attestation that vendor was subcontract by vendor for other title vendor, VCC for increase in fee, or provide a post-closing CD showing the correction with a cure to the borrower. And a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2020-01-22): Fee subject to 10% testing - Fee in Section B Buyer Comment (2020-01-20): 1/20/2020 BC The CPL fee of $50.00 was added to Section C. This is a borrower's provider and is not subject to tolerance.	01/22/2020			1	A	07/10/2019	GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008660	XXX	14844357	1008660-3495	11/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/05/2019)								2	B	07/10/2019	GA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1008705	XXX	14876822	1008705-7456	11/07/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LLC/S-Corp)	2018 tax return extension not provided.							2	B	08/07/2019	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1008705	XXX	14876823	1008705-7456	11/07/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX Inc./S-Corp)	2018 tax return extension not provided.							2	B	08/07/2019	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1008705	XXX	14876824	1008705-20305	11/07/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LLC/S-Corp)	2018 tax return extension not provided.							2	B	08/07/2019	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1008705	XXX	14876825	1008705-20305	11/07/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX Inc./S-Corp)	2018 tax return extension not provided.							2	B	08/07/2019	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1008705	XXX	14877530	1008705-3867	11/07/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	Missing the YTD P&L for GL Hunt Co San Antonio			Reviewer Comment (2020-01-17): HPQM Loan Reviewer Comment (2020-01-17): Escalated to compliance for review for possible waiver. Buyer Comment (2020-01-16): XXX LLC merged into XXX Co, Inc. in the beginning of 2019. Therefore, there will be no existing quarterly or YTD P&L for XXX, LLC. Attached for your review is a letter from the CPA confirming the merger.	01/17/2020			1	A	08/07/2019	TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1008705	XXX	14877534	1008705-4826	11/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/07/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/07/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/07/2019	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1008705	XXX	14877537	1008705-6542	11/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $556.55 exceeds tolerance of $235.00. Insufficient or no cure was provided to the borrower. (7726)	Final disclosure reflects a total expense for the Title - Endorsement feesl of $556.55, initially disclosed as $235.00, insufficient cure provided at closing.			Reviewer Comment (2020-01-22): SitusAMC received required documents, exception is cleared. Buyer Comment (2020-01-20): 1/20/2020 BC The Title Endorsement Fees are Borrower chosen in Section C and are not subject to tolerance.	01/22/2020			1	A	08/07/2019	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1008705	XXX	14885162	1008705-7455	11/07/2019	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX LLC/S-Corp)	The loan file is missing the most recent quarterly P&L statement for the business GL Hunt Co San Antonio.			Reviewer Comment (2020-01-17): Escalated to compliance for review for possible waiver. Reviewer Comment (2019-12-14): CPA confirmed XXX LLC was combined with XXX INc effective 01/01/19. Historical income was calculated using prior years combined The 2019 P & L for XXX Inc. was considered for current combined income. . Buyer Comment (2019-12-12): XXX, LLC merged into XXX Co, Inc. in the beginning of 2019. Therefore, there will be no existing quarterly or YTD P&L for XXX, LLC. Attached for your review is a letter from the CPA confirming the merger.	12/14/2019			1	A	08/07/2019	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1008722	XXX	14876231	1008722-3677	11/07/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The loan fails ATR due to missing the most recent signed tax returns. Borrower filed an extension for 2018 taxes.			Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception. Buyer Comment (2019-12-12): This is a Non-QM Loan (Base loan program). The loan file does contain 2016 and 2017 tax returns. In addition, the corresponding tax year transcripts were provided. In lieu of signed tax returns, the transcripts validate the return and filing. Attached for your review are the 2016 and 2017 Tax Transcripts.	12/13/2019			1	A	08/12/2019	GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008722	XXX	14876232	1008722-1223	11/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	The borrower filed an extension for tax year 2018. 2017 & 2016 personal tax returns are provided; however, they are missing the required signatures.
Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception.

Buyer Comment (2019-12-12): The loan file does contain 2016 and 2017 tax returns.  In addition, the corresponding tax year transcripts were provided.  In lieu of signed tax returns, the transcripts validate the return and filing.  Attached for your review are the 2016 and 2017 Tax Transcripts.

The borrower is not self-employed.  The borrower owns .1672% or less than 1%.  Income is validated per the tax returns and transcripts for 2016 and 2017. In addition, a Written Verification of Employment in the file confirms the existence of the business and the borrower's K-1 income.  The borrower is a Partner.  Attached for your review is the Written Verification of Employment and attachment to the VOE.

															12/13/2019			1	A	08/12/2019	GA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008722	XXX	14876233	1008722-1231	11/07/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	The borrower filed an extension for tax year 2018. 2017 & 2016 personal tax returns are provided; however, they are missing the required signatures.
Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception.

Buyer Comment (2019-12-12): The loan file does contain 2016 and 2017 tax returns.  In addition, the corresponding tax year transcripts were provided.  In lieu of signed tax returns, the transcripts validate the return and filing.  Attached for your review are the 2016 and 2017 Tax Transcripts.

The borrower is not self-employed.  The borrower owns .1672% or less than 1%.  Income is validated per the tax returns and transcripts for 2016 and 2017. In addition, a Written Verification of Employment in the file confirms the existence of the business and the borrower's K-1 income.  The borrower is a Partner.  Attached for your review is the Written Verification of Employment and attachment to the VOE.

															12/13/2019			1	A	08/12/2019	GA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008722	XXX	14876234	1008722-4204	11/07/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan fails ATR due to missing the most recent signed tax returns. Borrower filed an extension for 2018 taxes.			Reviewer Comment (2019-12-13): 2016 and 2017 1040 along with extension and transcripts were in file. See new exception.	12/13/2019			1	A	08/12/2019	GA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008722	XXX	14876235	1008722-4826	11/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/12/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/12/2019)	Final disclosure reflects an increase of $110 in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-13): TRID team cleared	12/13/2019			1	A	08/12/2019	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008722	XXX	14876237	1008722-6542	11/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)	Final disclosure reflects a total expense for the wire Fee of $5.00 paid to a separate title company, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing. Provide a post-closing CD showing the correction with a cure to the borrower. And a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2020-01-22): AMC reviewed exception. The fee was outsourced by chosen provider. Exception Cleared. Buyer Comment (2020-01-20): 1/20/2020 BC The Title Wire Fee is Borrower chosen in Section C and is not subject to tolerance.	01/22/2020			1	A	08/12/2019	GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008722	XXX	14876239	1008722-6542	11/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $7,167.00 exceeds tolerance of $7,062.00. Insufficient or no cure was provided to the borrower. (8304)	Final disclosure reflects a total expense for the transfer tax of $7167.00, initially disclosed as $7062.00, insufficient cure provided at closing.			Reviewer Comment (2020-01-22): A cure was provided at closing. Exception Cured. Buyer Comment (2020-01-20): 1/20/2020 BC The final Closing disclosure dated 8/12/2019 indicates a cure in the amount of $105.00.		01/22/2020		2	B	08/12/2019	GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008722	XXX	14876683	1008722-6239	11/07/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 129.05895%	Per the guideline the payment shock may not exceed 100% if the borrower was previously renting. This loan has a payment shock of 129%.
Reviewer Comment (2020-01-17): Upon further review it is noted base program payment shock is 150%.  Payment shock of 129% within guidelines.

Buyer Comment (2020-01-16): The guidelines quoted by the reviewer are for the Asset Qualifier program.  This is not an Asset Qualifier.  The program is a Full Doc- A+ Base Program. This would not apply.   This is a Base Program loan.  Please refer to Page 49 of the 5/31/2019 Galton guide for the payment shock guideline on the Base program. "Generally, payment shock >150%, may require further review unless there are compensating factors cited in the loan file."  Payment shock on  this file is 129%

Reviewer Comment (2019-12-13): Guides reflect payment shock cannot exceed 100% if the borrower is currently renting. Waiver is allowed if LTV is less than 65% OR  borrower has owned the home free and clear for 2 or more years. Neither of those was noted.,

Buyer Comment (2019-12-12): The guidelines quoted by the reviewer are for the Asset Qualifier program.  This is not an Asset Qualifier.  The program is a Full Doc- A+ Base Program. This would not apply.

															01/17/2020			1	A	08/12/2019	GA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008722	XXX	14876761	1008722-25399	11/07/2019	Credit	Guideline	Guideline Issue	The minimum housing history was not met as required by guidelines for First Time Homebuyer.		The borrower does not have a 24 month primary housing history as required by the guidelines.	Lender's DTI 29.74% DTI on this full documentation loan < 43% guideline max 741 representative FICO score > 680 guideline minimum Borrower has employment stability for 10 years in current position.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-19): Client elects to waive with compensating factors.			11/19/2019	2	B	08/12/2019	GA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008722	XXX	15439993	1008722-20305	12/13/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule K-1 less than 25 Percent)	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.							2	B	08/12/2019	GA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1008722	XXX	15995429	1008722-6583	01/22/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $7,167.00 exceeds tolerance of $7,062.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)						01/22/2020		1	A	08/12/2019	GA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008779	XXX	14871930	1008779-24220	11/07/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,254,342.64 disclosed on the Final Closing Disclosure dated 08/01/2019 is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,256,042.54 provided on 10/03/2019, a difference of $1699.90000. (Post-Close/10/03/2019)	Borrower paid charges in Section C increased on the Post Closing Disclosure causing the Total of Payments on the Final CD dated 08/01/19 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.
Reviewer Comment (2020-01-27): SitusAMC’s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes occurring after closing. That is, a lender incorrectly disclosed fees they were aware of (or should have been aware of) on the final CD and therefore issued a PCCD reflecting the actual fees that should have been disclosed on the final CD. Accordingly, SitusAMC will calculate the APR, Finance Charge and TOP based on corrected fees on the PCCD and cite exceptions if the APR, Finance Charge and TOP disclosed on the final CD (provided at or before consummation) are inaccurate based on the updated fees shown on PCCD.  With regard to the above, if SitusAMC receives evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing, we will consider clearing any associated TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an after-closing event. Otherwise, the cure for an under disclosed TOP includes a Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and, if transaction is rescindable, to re-open rescission.

Buyer Comment (2020-01-22): 1/20/2020 BC The PCCD dated 10/3/2019 indicated and increase of $1699.00 in fees. These fees were in Section C, Borrower's chosen provider and were not subject to tolerance. The PCCD provided actual fees and accurate TOP.

																		3	C	08/01/2019	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008779	XXX	14871999	1008779-4371	11/07/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/01/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/01/2019)	Final CD reflects closing date of 8/1/19 however actual date of consummation was 8/5/19 however was cured via post closing CD,			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/01/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008779	XXX	14872153	1008779-6239	11/07/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 240.38720%	Guidelines maximum is 150% - payment shock of 240% exceed guideline.			Reviewer Comment (2019-12-13): Per client direction on SL1 guides, payment shock doe not apply. Buyer Comment (2019-12-12): Transaction was submitted under Streamline Program and DU provided Accept/Ineligible finding. Payment shock is not defined in Streamline overlay or FNMA guidelines. Payment shock is only referenced in Base Program guidelines. It is also not a maximum but requires compensating factors.	12/13/2019			1	A	08/01/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
XXX	1008810	XXX	14889224	1008810-3495	11/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/15/2019)								2	B	08/26/2019	MA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1008810	XXX	14889225	1008810-3495	11/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/08/20/2019)								2	B	08/26/2019	MA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1008884	XXX	14949274	1008884-25040	11/11/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The failure is triggered because the most current bank statement used is dated 04/30/2019.							2	B	09/25/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXX	1008884	XXX	15015496	1008884-3831	11/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Guidelines only allow for a principle reduction of $2,000 or 2%, whichever is less. There was a principle reduction of $10,556.27 since borrower made an additional monthly payment on the prior loan after the pay-off was issued.	FICO 728 > 640 required. 74.01% LTV < 80.00 guideline max - $597.985.50 more equity than required by program guidelines	Aggregator Aggregator	Reviewer Comment (2019-12-13): Client elects to waive with compensating factors. Buyer Comment (2019-12-12): Galton approved an exception for overage of principal reduction. The borrower made an additional payment after payoff was provided. Attached for your review is the Galton Credit Exception.			12/13/2019	2	B	09/25/2019	CA	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXX	1008884	XXX	15019859	1008884-4357	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/25/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/09/25/2019)	Note indicates the loan is assumable, however CD does not.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/25/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1008908	XXX	14904154	1008908-6572	11/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/25/2019)								2	B	08/30/2019	RI	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1008908	XXX	14904156	1008908-5445	11/08/2019	Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								2	B	08/30/2019	RI	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1009023	XXX	14936683	1009023-3831	11/11/2019	Credit	Credit	Miscellaneous	Credit Exception:		Borrower required to pay off debt at closing. Not all items paid in full. Exception issued with Compensating Factors.	Borrower in current position for more than 35 years. FICO 701 > 680 required	Aggregator Aggregator	Reviewer Comment (2019-11-19): Client waives with compensating factors.			11/19/2019	2	B	08/21/2019	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009023	XXX	14950541	1009023-25158	11/11/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Provide the Rate Lock, reflecting any bona fide discount points, for the subject transaction.							2	B	08/21/2019	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009023	XXX	14950697	1009023-25035	11/11/2019	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.43220% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
The loan file is failing APR due to excessive credit debt and reduced income at review. The loan was qualified with credit debt of $996 and income of $8,836.67 ($8,374.10 base and $462.57 OT). Review used income of $7,795.82 ($7,332.79 base and $463.03 OT).  Base income utilized at origination used YTD which exceeds all other averages by over $1,000 or more. Two years + YTD is more representative of the borrower's average income. Also, debts increased by $347 since some credit debt was not paid in full as required, and an auto lease payment omitted and should not have been excluded per Guidelines. The reduction of income and increase of debt resulted in a 52.43% DTI. This exceeds program allowable of 45%.

Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing.

Buyer Comment (2019-12-13): This is a Streamlined loan program. The income used to qualify the borrower is required per DU.  DU states "validated by DU" and this is what was used to qualify the borrower.  Base $8,374 + OT $556 = $8,930/month.  In addition,  the Toyota Lease payment was used in the debt service.  Total debts included are as follows:  (1.)  NHHELC/GSM R $208 (2.) Hyundai Motor Financial $446 (3) WF Financial Cards $156 (4) THD/CBNA $107 (5) Best Buy $47 and (6) Toyota Motor Lease $297.  Total Debts: $1,261.  DTI = 44.73%.  The (2) debts (1) WF Financial Cards and (2) TBD/CBNA did not get paid it their entirety at closing, therefore the Seller provided a credit supplement after closing and re-ran DU after closing.  There is a Galton Credit exception for these two items in the file.  Attached for your review is the DU run after closing, Credit Supplement after closing and the Galton Credit Exception.

															12/16/2019			1	A	08/21/2019	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009023	XXX	14950732	1009023-25029	11/11/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	A reduction of income and increase of debt resulted in a 52.43% DTI. This exceeds program allowable of 45% and fails ATR which no longer meets the loan designation of Non QM.
Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing.

Buyer Comment (2019-12-13): This is a Non-QM loan. (Streamlined loan program). The income used to qualify the borrower is required per DU.  DU states "validated by DU" and this is what was used to qualify the borrower.    Base $8,374 + OT $556 = $8,930/month.  In addition,  the Toyota Lease payment was used in the debt service.  Total debts included are as follows:  (1.)  NHHELC/GSM R $208 (2.) Hyundai Motor Financial $446 (3) WF Financial Cards $156 (4) THD/CBNA $107 (5) Best Buy $47 and (6) Toyota Motor Lease $297.  Total Debts: $1,261.  DTI = 44.73%.  The (2) debts (1) WF Financial Cards and (2) TBD/CBNA did not get paid it their entirety at closing, therefore the Seller provided a credit supplement after closing and re-ran DU after closing.  There is a Galton Credit exception for these two items in the file.  Attached for your review is the DU run after closing, Credit Supplement after closing and the Galton Credit Exception.

															12/16/2019			1	A	08/21/2019	AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009023	XXX	14950739	1009023-5366	11/11/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.43220% exceeds Guideline total debt ratio of 45.00000%.
The loan exceeds DTI due to excessive credit debt and reduced income at review. The loan was qualified with credit debt of $996 and income of $8,836.67 ($8,374.10 base and $462.57 OT). Review used income of $7,795.82 ($7,332.79 base and $463.03 OT).  Base income utilized at origination used YTD which exceeds all other averages by over $1,000 or more. Two years + YTD is more representative of the borrower's average income. Also, debts increased by $347 since some credit debt was not paid in full as required, and an auto lease payment omitted and should not have been excluded per Guidelines. The reduction of income and increase of debt resulted in a 52.43% DTI. This exceeds program allowable of 45%.

Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing.

Buyer Comment (2019-12-13): This is a Streamlined loan program. The income used to qualify the borrower is required per DU.  DU states "validated by DU" and this is what was used to qualify the borrower.  Base $8,374 + OT $556 = $8,930/month.  In addition,  the Toyota Lease payment was used in the debt service.  Total debts included are as follows:  (1.)  NHHELC/GSM R $208 (2.) Hyundai Motor Financial $446 (3) WF Financial Cards $156 (4) THD/CBNA $107 (5) Best Buy $47 and (6) Toyota Motor Lease $297.  Total Debts: $1,261.  DTI = 44.73%.  The (2) debts (1) WF Financial Cards and (2) TBD/CBNA did not get paid it their entirety at closing, therefore the Seller provided a credit supplement after closing and re-ran DU after closing.  There is a Galton Credit exception for these two items in the file.  Attached for your review is the DU run after closing, Credit Supplement after closing and the Galton Credit Exception.

															12/16/2019			1	A	08/21/2019	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009023	XXX	14950838	1009023-5695	11/11/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan failed ATR due to excessive DTI.			Reviewer Comment (2019-12-16): Lender provided post closing DU and credit supplement that validates income and debts to be excluded due to being paid at closing. Buyer Comment (2019-12-13): The loan is an SL1 - Streamlined program. The DTI is 44.73% which meets guidelines.	12/16/2019			1	A	08/21/2019	AZ	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009037	XXX	14941567	1009037-6643	11/11/2019	Compliance	Compliance	State Compliance	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.				Reviewer Comment (2020-01-28): Received document attached to TD mortgage as required. Buyer Comment (2020-01-27): Recorded copy of the mortgage with the exemption included uploaded.	01/28/2020			1	A	08/20/2019	IL	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1009040	XXX	14950254	1009040-4357	11/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/11/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/08/11/2019)	Closing Disclosure allows for assumption and Note allows for assumption.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/12/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXX	1009040	XXX	14950255	1009040-4371	11/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/11/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/11/2019)	Final CD has a closing date of 8/12/2019 however, the CD and Note were signed on 8/13/2019.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/12/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXX	1009040	XXX	14950256	1009040-4408	11/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Cash To Close	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/11/2019 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (Final/08/11/2019)	Closing Disclosure Final Cash to Close $501,415.17. Closing Disclosure Calculated Final Cash to Close $502,642.38.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/12/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXX	1009040	XXX	15214329	1009040-6239	11/26/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 311.82805%	Borrower has prior mortgage history the last 33 months. Guides allow for 250% if the borrower has a mortgage history in the past 24 months. Calculated shock is excessive at 311.82%
Reviewer Comment (2019-12-20): SL1 guidelines are silent on payment shock however base guides state higher payment shock are allowed if compensating factors exist in file.  No exception needed as allowed per guidelines.  $1.5 mil in assets, $23K in residual income.

Buyer Comment (2019-12-19): The section of the 4/1/19 guidelines you are referencing is for the Asset Qualifier program (page 81).  This is a Streamline loan.  Refer to page 48 of the 4/1/19 Seller Guide for Galton's general guideline on payment shock.  It states, "Generally, payment shock >150%, may require further review unless there are compensating factors cited in the loan file".   This file exhibits many compensating factors that would allow a higher payment shock - $1.5M in assets, $23,000 in residual income and a DTI that is more than 5% below the maximum.  Because this is a general guideline, no lender approved exception with compensating factors is needed.

Reviewer Comment (2019-12-09): Chapter 5 of the 4/1/19 guidelines, Payment Shock states payment shock can not exceed 100% if the borrower is currently renting or 250% id the borrower has  a mortgage history in the past 24 months. Borrower qualified for the maximum 250% payment shock however, calculated shock is 311.82% A lender approved exception with compensating factors would be required.

Buyer Comment (2019-12-06): The 250% payment shock guideline only applies to the Asset Qualifier program. This is a Streamline loan with income per DU. Streamline guidelines do not address payment shock and qualifying is based on DU Findings. Also, this file exhibits many compensating factors that would allow a higher payment shock - $1.5M in assets, $23,000 in residual income and a DTI that is more than 5% below the maximum.

															12/20/2019			1	A	08/12/2019	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXX	1009073	XXX	14944295	1009073-4371	11/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/07/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/07/2019)	Final CD reflects closing date of 9/7/19 however actual date of consummation was 9/9/19 - issue was cleared via post closing CD.							2	B	09/07/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009073	XXX	14944514	1009073-3831	11/11/2019	Credit	Credit	Miscellaneous	Credit Exception:		Streamline guidelines do not allow a borrower who is not currently on title to be added. Title currently vested in primary borrower only. Approved exception to add co-borrower.	FICO 686 greater than minimum of 600. Borrower has job stability for 20 years in current position. Borrower on this full documentation loan has a disposable income of $9K. $22K in reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-14): Client elects to waive with comp factors.			11/14/2019	2	B	09/07/2019	CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009101	XXX	14997434	1009101-25158	11/12/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Provide rate lock.							2	B	09/04/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009110	XXX	14991826	1009110-6582	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $396.00 exceeds tolerance of $295.00 plus 10% or $324.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	There was no VCC for the increase in the 10% fees by $71.50. PC CD dated 09/13/2019 reflected a cure of $71.50. Loan file contains proof of delivery to the borrower.					11/12/2019		1	A	08/30/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXX	1009113	XXX	14991546	1009113-23396	11/12/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		Title policy amount is blank on preliminary title report.							2	B	08/20/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1009113	XXX	14991794	1009113-6239	11/12/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 170.90200%	Guidelines allow for 150% payment shock, payment shock for this loan is 170%.			Reviewer Comment (2019-12-16): Loan approved through SL1 program - SL1 program guidelines are silent as to payment shock. Buyer Comment (2019-12-13): Payment shock is a Base program guideline per the Galton Seller Guide. This loan is a Streamline and relies on the FNMA DU approval for qualifying. Other comp factors : Low DTI at 29.47% (35% max), Residual income of $23,511 per month.	12/16/2019			1	A	08/20/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1009113	XXX	14993604	1009113-6583	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $225.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)						11/12/2019		1	A	08/20/2019	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1009113	XXX	14993765	1009113-4371	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/20/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/20/2019)	Final CD has a closing date of 8/20/2019 but date of consumation is 8/27/2019			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/20/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1009113	XXX	14993766	1009113-5012	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/20/2019 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Final/08/20/2019)	Tolerance cure did not include Appraisal Review fee difference of $25. Appraisal review fee was disclosed as $200 but $225 was charged on the final CD.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/20/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1009113	XXX	14993769	1009113-4826	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/20/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/20/2019)	There was $25 lender credit given to cover the difference in the appraisal review fee from $200 to $225			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/20/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1009113	XXX	14993772	1009113-6340	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Unable to find evidence the list of service providers was given to the borrower.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/20/2019	CA	Primary	Purchase	No Defined Cure	C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1009113	XXX	14994309	1009113-4402	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Seller Credit	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 08/20/2019 disclosed a Seller Credit that does not match the Seller Credit from the Calculating Cash to Close table. (Final/08/20/2019)	Calculating Cash to Close taable as $0.00 for the Seller Credit however there is a Seller Credit of $6,000 in Section L.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/20/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1009113	XXX	14994390	1009113-4265	11/12/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Debt service months discrepancy.	Calculated debt service months reserves of 2.99 is less than Guideline debt service months reserves of 3.00.				Reviewer Comment (2019-12-16): Reserves determined by DU - DU requires $1,617 in reserves sufficient reserves provided by borrower prior to closing. Buyer Comment (2019-12-13): This loan is a Streamlined program using DU to determine reserve requirements. The DU findings only required reserves of $1617.00. Actual reserves are $4128.47, more than adequate based on the DU findings. Attached for your review are the DU Findings.	12/16/2019			1	A	08/20/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1009119	XXX	14997239	1009119-4371	11/12/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/06/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/06/2019)	Final CD reflects closing date of 9/6/19 however actual date of consummation was 9/7/19 issue cleared via post closing CD.							2	B	09/06/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009130	XXX	15001317	1009130-4436	11/12/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/16/2019)	Provide evidence of the date the borrowers received the valuation products.							2	B	09/07/2019	OR	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1009170	XXX	15004513	1009170-6239	11/12/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 271.69400%	Payment shock should not exceed 100% when the borrower was previously renting. Payment shock = 271.694%.			Reviewer Comment (2019-12-16): Loan approved through SL1 program and guidelines are silent on payment shock under Sl1 program. Buyer Comment (2019-12-13): This loan is a Streamlined program using DU findings to qualify. The "100% payment shock while currently renting" policy only applies to the Asset Qualifier Base program.	12/16/2019			1	A	08/27/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1009170	XXX	15005841	1009170-4371	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/27/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/27/2019)	The final closing disclosure disclosed 08/27/2019 as the date of consummation; however, the CD was executed 08/29/2019.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/27/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1009170	XXX	15005842	1009170-6411	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/08/27/2019)	The loan file does not contain a seller's closing disclosure. Seller paid fees were provided on the consumer CD.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/27/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1009170	XXX	15005895	1009170-22790	11/13/2019	Credit	Credit	Miscellaneous	A copy of Asset Verification Report is not on file.		Lender provided an exception for the HOA currently being under litigation.	762 representative FICO score > 680 guideline minimum - 82 points above guideline minimum Borrower has a residual income of $14,579 versus guideline minimum of $1,500.	Aggregator Aggregator	Reviewer Comment (2019-11-26): Client elects to waive with compensating factors.			11/26/2019	2	B	08/27/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1009172	XXX	15004327	1009172-6572	11/12/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/22/2019)								2	B	08/30/2019	HI	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1009172	XXX	15004328	1009172-5445	11/12/2019	Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								2	B	08/30/2019	HI	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1009174	XXX	15054567	1009174-25421	11/15/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Lender Exception granted for property being considered rural. Three comparables are less than 1 mile away and the property is close to amenities, however 2 of the comparables are over 5 miles. Compensating Factors provided.	Fico 705> 680 required. DTI 19.07%< 45% maximum. Reserves of > $911,000 available when $0 required by AUS.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-19): Client elects to waive with comp factors.			11/19/2019	2	B	08/27/2019	NV	Primary	Purchase		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1009174	XXX	15054627	1009174-3831	11/15/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender Exception granted for the loan file missing evidence that funds owed on income tax filing was paid. Compensating Factors provided.	Fico 705> 680 required. DTI 19.07%< 45% maximum. Reserves of > $911,000 available when $0 required by AUS.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-19): Client elects to waive with comp factors.			11/19/2019	2	B	08/27/2019	NV	Primary	Purchase		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1009174	XXX	15063770	1009174-20305	11/15/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/16/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX Inc./C-Corp 1120)	The borrower did not provide the 2019 1040 or 1120. 2018 returns used when 2019 should have been obtained.							2	B	08/27/2019	NV	Primary	Purchase		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1009174	XXX	15063771	1009174-4826	11/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/27/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/27/2019)	Fees exceeded allowable by $2,270 due to an increase in the Appraisal Fee and the name change on the Administration Fee. A PC CD corrected the name back to Administration Fee for the $1,795, however no VCC for the $425 increase in the Appraisal fee provided. VCC required or updated PC CD with cure tot he borrower and evidence of receipt by the borrower.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/27/2019	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009174	XXX	15063774	1009174-6542	11/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $1,795.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	The lender changed the name of the $1,795 Administration Fee to Loan Origination on the Final CD. All LEs and the Initial CD reflected the name Administration fee. PC CD corrected the Loan Origination Fee back to Administration Fee.			Reviewer Comment (2019-11-19): Naming Convention cured with name change on PCCD.		11/19/2019		2	B	08/27/2019	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009174	XXX	15063775	1009174-6542	11/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $725.00. Insufficient or no cure was provided to the borrower. (7506)	There was no VCC for the increase in the Appraisal Fee by $475. The Final CD did not reflect a cure for excessive fees. Provide a post-close CD reflecting the borrower credit/cure and a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2020-01-22): AMC received COC however a changed circumstance is not indicated to warrant to appraisal fee increase. Please provide additional information regarding the changed circumstance for review. Buyer Comment (2020-01-20): Please see COC.				3	C	08/27/2019	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009178	XXX	15010455	1009178-20305	11/13/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)	2018 tax return extension and 2018 no record of return transcript supplied.							2	B	07/12/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1009178	XXX	15010456	1009178-20305	11/13/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX Inc./S-Corp)	2018 tax return extension and 2018 no record of return transcript supplied.							2	B	07/12/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1009178	XXX	15010457	1009178-20305	11/13/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/28/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LLC/Partnership)	2018 tax return extension and 2018 no record of return transcript supplied.							2	B	07/12/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1009178	XXX	15010459	1009178-4826	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/12/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/12/2019)	The LEs provided don't indicate any loan originator compensation or provide. No valid change of circumstance issued for the addition of a $19,057.50 Loan Originator Compensation and $172.00 Second Appraisal Fee. File requires VCC or cure with updated PC CD, and evidence it was sent to the borrower.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	07/12/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009178	XXX	15010460	1009178-6411	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/12/2019)	No seller CD provided in the documents supplied.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	07/12/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009178	XXX	15010461	1009178-6542	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $19,057.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	The LEs provided don't indicate any loan originator compensation. No valid change of circumstance issued for the addition of a $19,057.50 Loan Originator Compensation. File requires VCC or cure with updated PC CD, and evidence it was sent to the borrower.
Reviewer Comment (2020-01-24): AMC reviewed 07/12 COC indicating a rate change Please provide additional information regarding the changed circumstance that occurred to trigger the rate change for review.

Buyer Comment (2020-01-22): 01/22/2020 Uploading Lender's Approval Certificate reflecting in item (1) that on 06/12/2019 BPO was required by Underwriting as Value was "Indeterminate".

Reviewer Comment (2020-01-22): AMC reviewed 07/12 COC indicating a rate change Please provide additional information regarding the changed circumstance that occurred to trigger the rate change for review.

Buyer Comment (2020-01-20): Please see COC.

																		3	C	07/12/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009178	XXX	15010462	1009178-6542	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $172.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	No valid change of circumstance issued for the addition of a $172.00 BPO fee. File requires VCC or cure with updated PC CD, and evidence it was sent to the borrower.
Reviewer Comment (2020-01-24): AMC reviewed approval however it indicates the knowledge the fee was possible was 06/12 therefore the fee was not disclosed within 3 business days. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-22): 01/22/2020 Uploading Lender's Approval Certificate reflecting in item (1) that on 06/12/2019 BPO was required by Underwriting as Value was "Indeterminate".

Reviewer Comment (2020-01-22): AMC received 06/18/ COC however a changed circumstance is not indicated to added the fee. Please provide the changed circumstance that occurred that warranted the fee disclosure or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-20): Please see COC.

																		3	C	07/12/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009184	XXX	15008593	1009184-3831	11/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Borrower Heloc was modified 4/30/16 which is less than 4 years from application date approved lender exception.	24.97% DTI on this full documentation loan < 50% guideline max Borrower has employment stability for 23 years with same employer. 25 months reserves Borrower on this ful documentation loan has a disposable income of $12,183.09	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-14): Client elects to waive with comp factors.			11/14/2019	2	B	09/24/2019	AZ	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXX	1009195	XXX	15014941	1009195-6583	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)						11/13/2019		1	A	08/05/2019	ID	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXX	1009197	XXX	15028036	1009197-25838	11/14/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, XXX FL, Address: XXX, FL HOA Verification HOA Verification	HOA verification not provided for 2008 Jackson St and 2604 SW River Shore Dr.			Reviewer Comment (2019-12-16): HOA verification provided by Galton as trailing document. Buyer Comment (2019-12-13): HOA verification in file for XXX and XXX. Attached for your review.	12/16/2019			1	A	08/27/2019	FL	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009209	XXX	15025739	1009209-26266	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,757.44 on Final Closing Disclosure provided on 09/03/2019 not accurate. (Final/09/03/2019)	A corrective PCCD dated 09/27/19 is noted reflecting the changes to lender calculations; however, tax certificate in file reflects additional annual Mello Roos assessments of $2,597.10 yearly or $216.42 monthly that were not included in the ratios or CD's. Haz insurance $261.25 + Taxes $1,214.55 + HOA $65.00 = $1,540.80 x 12 = $$18,489.60. Required estimated taxes, insurance and assessments page 1 and Estimated Property Costs 1 year on page 4 of CD is required.			Reviewer Comment (2020-01-30): Unable to locate documentation showing assessment is included in tax installments. From the tax bill provided in file it appears this is a separate charge. Buyer Comment (2020-01-28): 1/28/2020 BC Tax bill shows that the special assessment is included. Reviewer Comment (2020-01-24): Reviewed Tax Detail - Additional $2,597.10 of Special Assessment is in addition to the Taxes Buyer Comment (2020-01-22): 01/17/2020 BB "Assessment Detail" at bottom of Tax Sheet is merely a breakdown of the Assessments already included in the two tax installments of $5,988.73 each.				3	C	09/03/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009209	XXX	15025774	1009209-4371	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/03/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/03/2019)	Final Closing Disclosure has a closing date of 9/3/2019 however the date of signature/consumation is 9/4/2019			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/03/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009209	XXX	15025775	1009209-4850	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/03/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/03/2019)	Tolerance cure for various )% and 10% violations was noted o final CD, please provide a final settlement statement in order to cure the issue.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/03/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009209	XXX	15025776	1009209-6543	11/13/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower. (0)	The Loan Estimate disclosed the recording fees as $175, however $400 was charged on the Final CD. This was adjusted to $259 on the Post Close CD dated 9/27/2019. A tolerance cure credit was noted on the final CD and is sufficient to cure the violation, please provide a final settlement statement in order to cure the issue.
Reviewer Comment (2020-01-30): Please provide the Final Settlement Statement to verify the fees as reflected on CD dated 9/7/19 we as loan funded.

Buyer Comment (2020-01-28): 1/28/2020 BC The final CD at consummation indicates the lender cure of $148.00. As the PCCD dated 9/27/2019 Indicates reduction in recording fees which meet tolerance, this should be sufficient.

Reviewer Comment (2020-01-24): Lender provided $148.00 cure at closing and the Post Close CD reduced the recording fees to $259- Cure at closing would be sufficient to cover tolerance exceptions since recording fee was reduced. Please provide Final Settlement Statement to confirm recording fees.  Unable to locate in the loan file

Buyer Comment (2020-01-22): 01/17/2020 BB Final Settlement Statements are not in scope of review if Tolerance Cure was disclosed on Closing Disclosure prior to Consummation.

																		3	C	09/03/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009209	XXX	15025798	1009209-23396	11/13/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.									2	B	09/03/2019	CA	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009209	XXX	15027955	1009209-2909	11/14/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Missing Document: Note - Subordinate Lien not provided		Missing 2nd lien note, unable to validate the terms of this obligation.
Reviewer Comment (2019-12-16): Lender provided HELOC agreement as trailing document.

Buyer Comment (2019-12-13): The 2nd lien HELOC agreement with XXX is in the file.  This is a Streamline program loan.  Galton relies on the FNMA DU findings and Selling Guide for qualifying and doc requirements which only required the terms of the second lien.      Second lien for subject property is a HELOC opened in Feb 2019. Terms provided by seller.    The balance is $92,135 with a payment of $428 as indicated on the credit report supplement dated 8/14/2019.    This payment  was used in qualifying and is sufficient per Fannie Mae guidelines.  Attached for your review is the original HELOC agreement from XXX, Credit Supplement showing current balance and copy of the DU Findings.

															12/16/2019			1	A	09/03/2019	CA	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009209	XXX	15218572	1009209-6542	11/26/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $480.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $450.00 on initial LE , but disclosed as $480.00 on Final Closing Disclosure. Lender tolerance cure of $148.00 was provided at closing on final CD and was sufficient to cure $30 zero tolerance appraisal violation. Please provide a final settlement statement in order to cure the issue.							3	C	09/03/2019	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009235	XXX	15031122	1009235-25838	11/14/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, CA XXX HOA Verification	Both the appraisal being used and the CDA indicated the HOA fee is $750 per year. Both final 1003 and 1008 indicate the HOA fee is $750 per month. HOA docs are required to clarify this.			Reviewer Comment (2019-12-16): Trailing document provided reflects HOA of $750 monthly. Buyer Comment (2019-12-13): Exp A+ Non-QM: There is no proof of actual HOA fees in file other than appraisal and CDA. However, the Underwriter used $750 per month which is a more conservative figure than the $750 per year figure shown on the appraisal. Redfin online also shows the HOA at $750 per year. Attached for your review is the Redfin printout.	12/16/2019			1	A	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009235	XXX	15033734	1009235-25034	11/14/2019	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.94000% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Loan fails ATR because the DTI exceeds guidelines of 43%. Loan file reflects a DTI of 44.94%. Lender Exception granted. Compensating Factors provided.	766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum Borrower has job stability for 24.75 years as a Director - Wealth Management.	Aggregator Aggregator	Reviewer Comment (2019-11-26): Client elects to waive with compensating factors..			11/26/2019	2	B	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009235	XXX	15033735	1009235-26266	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 44,682.55 on Final Closing Disclosure provided on 08/27/2019 not accurate. (Final/08/27/2019)	The Final CD disclosed Amount of Estimated Property Costs over Year 1 of $44,682.55, The actual amount should have been $42,125.64. The monthly payment of taxes $3,202.72, hazard $245.25, and HOA $62.50 total $3,510.47, or $42,125.64 annually.			Reviewer Comment (2020-01-31): Letter of Explanation & Corrected Closing Disclosure or proof of lender calculations required. SitusAMC using the flowing monthly figures $245.25 for HOI, $750 for HOA and $2,706 for tax (based on tax bill) Buyer Comment (2020-01-29): 01/22/2020 BB The total Property Costs over Year 1 was disclosed on the PCCD dated 10/18/2019 as 11 months in the amount of $38,615.17. Uploading PCCD dated 10/18/2019.				3	C	08/27/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009235	XXX	15034175	1009235-5366	11/14/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.94000% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds guidelines of 43%. Loan file reflects a DTI of 44.94%. Lender Exception granted. Compensating Factors provided.	766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum Borrower has job stability for 24.75 years as a Director - Wealth Management.	Aggregator Aggregator	Reviewer Comment (2019-12-16): Bonus income recalculated DTI now within program guidelines.	12/16/2019			1	A	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009235	XXX	15034246	1009235-25029	11/14/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation is no longer Non QM due to the DTI exceeding guidelines and failing ATR.
Reviewer Comment (2019-12-16): Recalculated bonus income DTI now within program guidelines.

Buyer Comment (2019-12-13): Expanded A+ Non-QM loan.  B1 Bonuses were averaged over 30 months  = $50,134/mo.    B2 Bonuses were averaged over 30 months  = $14,200/mo.  WVOE's for both indicate 2019 to exceed 2018 even though YTD bonuses are slightly lower.  Average of bonuses over 30 months seems  reasonable.  Borrowers receive bonuses 8x per year.    Residual income is very high at $51,854/mo.  Even if bonuses was lowered to YTD levels residual would still be over $42,000 per month.  There would not appear to  be an ATR issue even at that level.   Attached for your review are the WVOE's for both borrowers.

															12/16/2019			1	A	08/27/2019	CA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009235	XXX	15034254	1009235-5695	11/14/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	This failure is triggered by the difference in DTI. The base salary and bonus income was used to qualify the borrower. There is a descrpancy in the way the bonus monies were calculated. It appears both borrowers had a spike in bonus money in 2018 which looks like on paper the income is declining. 2017 bonus inocme appears to be a more appropriate income indicator. There is an LOE in the file from the employer stating the bonus income for 2019 is on track to be more than 2018, however on paper as of July the income is declining. The most conservative income should be used.
Reviewer Comment (2019-12-16): Recalculated bonus income DTI now within program guidelines.

Buyer Comment (2019-12-13): Expanded A+ Non-QM loan.  B1 Bonuses were averaged over 30 months  = $50,134/mo.    B2 Bonuses were averaged over 30 months  = $14,200/mo.  WVOE's for both indicate 2019 to exceed 2018 even though YTD bonuses are slightly lower.  Average of bonuses over 30 months seems  reasonable.  Borrowers receive bonuses 8x per year.    Residual income is very high at $51,854/mo.  Even if bonuses was lowered to YTD levels residual would still be over $42,000 per month.  There would not appear to  be an ATR issue even at that level.   Attached for your review are the WVOE's for both borrowers.

															12/16/2019			1	A	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009235	XXX	15045624	1009235-27099	11/14/2019	Credit	Insurance	General	Most Recent Valuation Inspection Date: {fema_most_recent_valuation_inspection_date}; Disaster Name: {fema_most_recent_disaster_name}; Disaster End Date: {fema_most_recent_disaster_end_date}; Note Date: {loan_note.note_date}	Guideline Issue	Guidelines indicate the hazard insurance deductible cannot exceed $5,000. The subject property hazard insurance reflects a deductible of $14,500, of 1%. Lender granted exception and compensating factors provided.	766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum Borrower has job stability for 24.75 years as a Director - Wealth Management. Borrower Residual Income income of $49,000 versus $1,500	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-26): Client elects to waive with compensating factors..			11/26/2019	2	B	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009235	XXX	15045631	1009235-20080	11/14/2019	Credit	Income / Employment	Income Documentation	Large deposits were not sourced and/or letter of explanation was not provided.		Unsourced large deposits into account 7082 on 08/09/2019 of $29,500, $50,000 on 08/12/2019, $99,000 on 08/07/2019. Supporting documentation required for the source account for the deposits on 08/12/2019 and 08/07/2019. An account number is listed, however the loan file contains no evidence it is the borrowers' account. The counter deposit of $29,500 does not match any of the checks provided in the loan file.	766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum Borrower has job stability for 24.75 years as a Director - Wealth Management. Borrower Residual Income income of $49,000 versus $1,500	Aggregator Aggregator Aggregator
Reviewer Comment (2019-12-16): Client elects to waive with compensating factors.

Buyer Comment (2019-12-13): The $29500 deposit was from 2 bonus checks found in file.  The $99000 deposit came from one of the borrowers HELOC's per a borrower letter in file.  The HELOC  credit supplement in file shows an updated balance and payment that was used in qualifying.  The $50000 deposit was not sourced however is close to the 50% large deposit guideline therefore an exception was granted by Galton due to the borrowers high earnings capacity.  Attached for your review are copies of the bonus checks, HELOC Credit Supplement and Galton Credit Exception.

																	12/16/2019	2	B	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009235	XXX	15045682	1009235-2860	11/14/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Mortgage Statement(s) not provided		The borrower's utilized a draw from their HELOC to provide funds for the subject transaction. The loan file is missing evidence of the funds being removed from the HELOC and being deposited in the borrowers' account. The loan file contains verification of the HELOC payment, but not the transaction of where the funds actually originated from. Lender exception granted. Compensating Factors provided.	766 representative FICO score > 680 guideline minimum - 86 points above guideline minimum Borrower has job stability for 24.75 years as a Director - Wealth Management. Borrower Residual Income income of $49,000 versus $1,500	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-26): Client elects to waive with compensating factors..			11/26/2019	2	B	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009235	XXX	15046050	1009235-4264	11/14/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 10.67 is less than Guideline PITIA months reserves of 21.00.	The borrowers are required to have 9 months reserves for the subject and an additional 6 months for each financed property they own. The borrowers have 2 other financed properties, so a total of 21 months reserves required. The borrowers need 10.33 months additional reserves, or $251,764.78. (It appears as though, at origination, the HELOC funds of $85,000 may have been counted while in the bank account then again after being wired to the title company.)
Reviewer Comment (2019-12-16): Reserve requirement recalculated based upon 8/1 guides - 9 months for subject and 3 months for REO - sufficient reserves provided.

Buyer Comment (2019-12-13): This is an Expanded A+ Non-QM loan.  Guidelines require 9 mos reserves for subject due to the 90% LTV plus 3 mos for each additional property = total of 15 months.   The 6 month for each additional property is a Jumbo A+ guideline.   Balances for accounts after all deductions:
  XXX (x7082) - $29765   8/26/19, (after $85000 cleared)
XXX (X1076) - $124628  Retirement acct B1  $226,598@ 55% 7/31/19
XXX (X1575) - $105657  Retirement acct B2  $192,104 @ 55%  7/31/19
 Total reserves = $260,050
Attached for your review are statements for XXX x7082 8-26-19, XXX x1575 7-31-19 and XXX x1076 7-31-19.

															12/16/2019			1	A	08/27/2019	CA	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009245	XXX	15036840	1009245-23396	11/14/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.									2	B	09/13/2019	CA	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXX	1009271	XXX	15036783	1009271-23897	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/21/2019 received on or after the date the Closing Disclosure 8/23/2019 12:00:00 AM was received. (Interim/08/21/2019)				Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/11/2019	CA	Primary	Purchase	No Defined Cure	C	B	C	B	B	A	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009271	XXX	15036803	1009271-4371	11/14/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/11/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/11/2019)	Final Closing Disclosure provided on 09/11/2019 disclosed a Closing Date of 09/11/2019; however, the document was executed on 09/12/2019.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/11/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009271	XXX	15036838	1009271-25399	11/14/2019	Credit	Guideline	Guideline Issue	The minimum housing history was not met as required by guidelines for First Time Homebuyer.		The borrower does not have a complete 24 month primary housing history as required by the guidelines.	757 representative FICO score > 680 31.68 % DTI < 35% guideline max Borrower on this full documentation loan has a disposable income of $8986 $43K in reserves	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-16): Borrower lived rent free for 12 months prior to current rental. Galton exception provided. Client elects to waive with compensating factors of 757 FICO > 680 min, $43K in reserves, $8K in residual income. Buyer Comment (2019-12-13): Galton provided an exception for the complete 24 month housing history. Borrower lived rent free for the 12 months prior to the current rental. The borrower's current housing history is paid as agreed. Attached for your review is the Galton Credit Exception with other compensating factors.			12/16/2019	2	B	09/11/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009271	XXX	15036857	1009271-20080	11/14/2019	Credit	Income / Employment	Income Documentation	Large deposits were not sourced and/or letter of explanation was not provided.		Exception provided by lender for seasoning of $25,879 deposit. Deposit was noted when sourcing $10k transfer. Line item on statement indicates "stock plan proceeds". Borrower receives RSUs per paystub provided. Funds have been on deposit since February and updated statements for June and July have been provided indicating funds are still held.	757 representative FICO score > 680 31.68 % DTI < 35% guideline max Borrower on this full documentation loan has a disposable income of $8986	Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-15): Client elects to waive with comp factors.			11/15/2019	2	B	09/11/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009295	XXX	15064908	1009295-25158	11/15/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.							2	B	09/06/2019	CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009295	XXX	15064909	1009295-4357	11/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/06/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/09/06/2019)	The Note does not include a Non-Assumability Addendum.							2	B	09/06/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009295	XXX	15064981	1009295-6555	11/15/2019	Credit	Loan Package Documentation	Closing / Title	Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.		The Note is a Multistate Interest-Only Period Adjustable Rate Note. Form 3535.							2	B	09/06/2019	CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009296	XXX	15073121	1009296-4357	11/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/19/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/09/19/2019)	Final Closing Disclosure provided on 09/19/2019 incorrectly disclosed whether the loan allows for Assumption.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/19/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009296	XXX	15073122	1009296-4826	11/16/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/19/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/19/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/19/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009296	XXX	15073123	1009296-6331	11/16/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,432.00. (9300)	Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,432.00			Reviewer Comment (2020-01-24): COC - rate lock extension Buyer Comment (2020-01-22): Please see COC.	01/24/2020			1	A	09/19/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009296	XXX	15073125	1009296-6542	11/16/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,954.35 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,954.35 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-24): COC - rate lock extension Buyer Comment (2020-01-22): Please see COC.	01/24/2020			1	A	09/19/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009296	XXX	15073126	1009296-6542	11/16/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Fee Amount of $800.00 for second appraisal exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower			Reviewer Comment (2020-01-24): Cure provided at closing Buyer Comment (2020-01-22): Please see COC.	01/24/2020			1	A	09/19/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009296	XXX	16027527	1009296-6583	01/24/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Cure provided at closing					01/24/2020		1	A	09/19/2019	CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009305	XXX	15069210	1009305-4357	11/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/07/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/09/07/2019)	Note indicates the loan is assumable, as does the Final CD, however Guidelines do not allow for it on this program.							2	B	09/07/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1009305	XXX	15069211	1009305-4371	11/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/07/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/07/2019)	The closing date on the Final CD reflects 09/07/2019, however the actual closing date was 09/09/2019.							2	B	09/07/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1009305	XXX	15069284	1009305-6572	11/15/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/29/2019)	The loan file is missing evidence the secondary valuation was provided to the borrower on or before 09/04/2019.							2	B	09/07/2019	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
XXX	1009305	XXX	15069302	1009305-4394	11/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/07/2019 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/09/07/2019)	The Final CD reflected the appraised value, however the prior purchase price needed to be used for LTV/CLTV per Guidelines.							2	B	09/07/2019	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1009356	XXX	15107904	1009356-5404	11/18/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Course Transcripts (2018)	Per page 53 of the Guidelines, "A borrower who finished college, trade school or military service and who does not meet the length of employment required must provide a copy of their diploma or discharge papers." Loan file missing transcripts or a diploma.			Reviewer Comment (2019-12-16): Diploma from XXX within loan file. Satisfies guideline requirements. Buyer Comment (2019-12-13): The borrower's diploma from XXX dated May, 2018 was found in the file. Attached for your review.	12/16/2019			1	A	08/29/2019	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009380	XXX	15110386	1009380-6459	11/18/2019	Credit	Credit	Credit Eligibility	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXXX	Per page 53 of the Guidelines, "A borrower who finished college, trade school or military service and who does not meet the length of employment required must provide a copy of their diploma or discharge papers." Loan file missing transcripts or a diploma.			Reviewer Comment (2019-12-16): Client provided LOE provided by borrower indicating they have no ownership interest in XXX, NY Buyer Comment (2019-12-13): The borrowers did address the high risk alert on the drive report. A letter of explanation is in file from borrowers stating they have no ownership interest in XXX, NY 12809. Attached for your review is the letter of explanation from the borrowers.	12/16/2019			1	A	08/26/2019	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1009380	XXX	15110459	1009380-3495	11/18/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/20/2019)								2	B	08/26/2019	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1009393	XXX	15120471	1009393-855	11/19/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/26/2019 Disaster End Date: 09/23/2019 Disaster Name: TROPICAL STORM XXX Disaster Declaration Date: 10/04/2019
Reviewer Comment (2020-01-27): Client attests that hey will be addressing internally with their servicer.

Buyer Comment (2020-01-27): Galton is coordinating the FEMA post-disaster inspections internally with the servicer. Please clear.

Reviewer Comment (2019-12-16): Review being done for securitization - it is noted that the loan closed prior to disaster however Post Disaster Inspection is required to determine that no damage has occurred to subject property.

Buyer Comment (2019-12-13): The loan closed August 29, 2019.  FEMA disaster: Tropical Storm Imelda has an incident period of:  September 17, 2019 - September 23, 2019.  The Disaster Declaration was declared on October 4, 2019.  The dates are all after the loan closed and therefore would not be applicable.  Attached for your review is the FEMA Texas Tropical Storm Imelda data.

															01/27/2020			1	A	08/29/2019	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009393	XXX	15120898	1009393-5404	11/19/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: Darren Crowell Balance Sheet, K-1 (2016), K-1 (2017), P&L Statement, Tax Return Extension (for Business)
Reviewer Comment (2019-12-16): Client provided 2018 corporate tax return extension.  DU does not require P&L or balance sheet as commented on by client.

Buyer Comment (2019-12-13): The loan program for this borrower is a Streamlined program, SL1.  Fannie Mae does not require Balance Sheets or P&L Statements.  The income requirements can be found on the DU Findings which require:  "XXX's self-employed income used for qualifying must be supported by:  Business and personal tax returns covering the most recent two-year period, including all tax schedules."  The borrower has provided the 2016 and 2017 personal and business tax returns for XXXs. The 2018 returns are on extension as evidenced by the filed 4868 - Application for extension and approved by the IRS. The borrower has one active business, XXX  The borrower did have another business names XXX, LP but per the CPA letter - it was inactive in 2017 and continues to be inactive in 2018.  Attached for your review are (1) 2016 and (2) 2017 (K-1's) along with the (3) Tax Return Extension for XXX and (4) CPA letter regarding XXX, LP.

															12/16/2019			1	A	08/29/2019	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009393	XXX	15126915	1009393-24188	11/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $4,750.00 on Final Closing Disclosure provided on 08/29/2019 not accurate. (Final/08/29/2019)	Appraisal shows HOA dues as $4,350 per year but Closing Disclosure states non-escrowed property costs are $4,750 per year			Reviewer Comment (2020-01-24): SitusAMC received evidence of yearly HOA amount. Buyer Comment (2020-01-22): 01/17/2020 BB HOA Cert uploaded reflecting "Amount of Property Assessment is" $4,750.00.	01/24/2020			1	A	08/29/2019	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1009393	XXX	15126927	1009393-20305	11/19/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/29/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX, Inc./S-Corp)	Please provide 2018 1120s tax return and Profit and Loss and Balance Sheet for Cimarron Software Solutions.							2	B	08/29/2019	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009393	XXX	15126928	1009393-20305	11/19/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/29/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX LP/Partnership)	Please provide 2018 1120s tax return and Profit and Loss and Balance Sheet for XXX LP.							2	B	08/29/2019	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009426	XXX	15120187	1009426-990	11/19/2019	Compliance	Compliance	Federal Compliance	Commission Pay Stubs	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income. (XXX Inc/Commission)	File contains Recent paystub and WVOE reflecting YTD 2019, 2018, and 2017 commission income. The Borrower has Supplied Tax Extension for 2018. The loan file also contain evidence of the transcripts reflecting "No Record Found".			Reviewer Comment (2019-11-20): Regraded to EV2-B as the loan file contains two years tax returns, but the most recent tax year has not yet been filed. 2018 Earnings confirmed via WVOE and W2.				2	B	09/05/2019	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009426	XXX	15120188	1009426-6572	11/19/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/26/2019)	The loan file does not contain evidence of signed acknowledgement from Borrower on closing date that copies of all appraisal have been received.							2	B	09/05/2019	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009426	XXX	15120190	1009426-4613	11/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/06/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/06/2019)	The actual amount collected on the CD was the remaining balance as reflected on the Homeowners Policy within the loan file, the total premium monthly amount is higher than disclosed on the CD.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/05/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009426	XXX	15120191	1009426-23897	11/19/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/29/2019 received on or after the date the Closing Disclosure 8/30/2019 12:00:00 AM was received. (Interim/08/29/2019)	The Disclosure Tracker within the loan file reflects the Borrowers presume receiving the Loan Estimate on 8/30/2019. This is the same date as the Initial Closing Disclosure issue date.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/05/2019	AZ	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009426	XXX	15120415	1009426-6999	11/19/2019	Credit	Property - Appraisal	Property Eligibility - Site and Utilities	Comparables or Comparable adjustments are unreasonable for the value being supported	Valuation Type: Appraisal / Valuation Report Date: 08/05/2019	The Comparable Adjustments made on the Appraisal ($1,850,000.00) were Extremely High. Usual adjustments are at a maximum of 25% and are approved within explanation. The Comparables listed within the appraisal report are as high as 75.2%
Reviewer Comment (2019-12-16): Appraiser provided justification for adjustments on comparables.

Buyer Comment (2019-12-13): The subject property required (2) appraisals because the loan size is above $1,500,000.  The appraisal in question ($1,850,000) was not used in the LTV calculations.  The lower appraisal ($1,825,000) was used.  When reviewing the ($1,850,000) appraisal, it is confirmed the highest gross adjustment is 75.2% - but this is not a line item adjustment, rather the sum of all adjustments.  The appraiser makes comments regarding this as follows: "Due to the ratio of some of the necessary adjustments (livable area, condition and/or quality of construction) in relation to the average sale prices of the comparables, recommended adjustment guidelines were unavoidably exceeded for several comparables.  This is typical appraisal practice for homes at this price point and should not be viewed adversely.

															12/16/2019			1	A	09/05/2019	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009429	XXX	15120692	1009429-4826	11/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/17/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/17/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/17/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009429	XXX	15120694	1009429-6542	11/19/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Final disclosure reflects a total expense for the appraisal Desk Review Fee of $150.00, not previously disclosed. A change of circumstance was provided to the borrower however, this change is not considered valid and a cure should be provided.			Reviewer Comment (2020-01-24): COC - Desk Review required Buyer Comment (2020-01-22): 01/17/2020 BB Changed Circumstance Request Form is specifically marked as adding a "Desk Review" fee.	01/24/2020			1	A	09/17/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009429	XXX	15120695	1009429-6542	11/19/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	Final disclosure reflects a total expense for the appraisal re-inspection Fee of $150.00, not previously disclosed. A change of circumstance was provided to the borrower however, this change is not considered valid and a cure should be provided. The appraisal was "as-is" and there was not 442 completion cert in the file.							3	C	09/17/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009429	XXX	15123297	1009429-2924	11/19/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided		The loan file is missing fraud reports for both borrowers.			Reviewer Comment (2019-12-16): Drive report provided reflects no red flags. Buyer Comment (2019-12-13): Internal Data Verify Fraud Report provided for both borrowers. No high risk fraud alerts noted. Attached for your review is the internal Data Verify Report.	12/16/2019			1	A	09/17/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
XXX	1009429	XXX	15123574	1009429-23698	11/19/2019	Credit	Credit	Credit Documentation	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX				Reviewer Comment (2019-12-16): Drive report provided reflects no red flags. Buyer Comment (2019-12-13): Internal Data Verify Fraud Report provided for both borrowers. No high risk fraud alerts noted. Attached for your review is the internal Data Verify Report.	12/16/2019			1	A	09/17/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
XXX	1009452	XXX	15177312	1009452-25838	11/22/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX CA Insurance Verification, Statement				Reviewer Comment (2019-12-17): Mtg statement for XXX property located in portal. 2018 1040's schedule E used to document insurance payment of XXX property. Buyer Comment (2019-12-16): The insurance obligation for property location: XXX, CA can be found on page 8 of the 2018 1040's. Borrower reports $4,472 for insurance. Monthly obligation is $372.67. Attached for your review are the 2018 1040's.	12/17/2019			1	A	09/16/2019	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009495	XXX	15123384	1009495-2924	11/19/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided		Fraud report not provided.			Reviewer Comment (2019-12-17): Fraud report provided no red flags present. Buyer Comment (2019-12-16): Internal Data Verify Fraud Report provided for both borrowers. No high risk fraud alerts noted. Attached for your review is the internal Data Verify Report.	12/17/2019			1	A	09/23/2019	NV	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009495	XXX	15139205	1009495-23698	11/20/2019	Credit	Credit	Credit Documentation	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Provide a copy of the Fraud Report for both borrower.			Reviewer Comment (2019-12-17): Fraud report provided no red flags present. Buyer Comment (2019-12-16): Internal Data Verify Fraud Report provided for both borrowers. No high risk fraud alerts noted. Attached for your review is the internal Data Verify Report.	12/17/2019			1	A	09/23/2019	NV	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009495	XXX	15139487	1009495-24197	11/20/2019	Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided		SL1 Program requires income documentation per DU requirements. Item 27 on the DU Approval requires a Form 1007 if the borrower is not paying the entire payment. Loan file missing the Comparable Rent Schedule. Provide Comparable Rent Schedule for the subject property since the borrower is using rental income to qualify.			Reviewer Comment (2019-12-17): 1007 not required as income calculated using schedule E income. Buyer Comment (2019-12-16): The full payment was used in qualifying with NO rental income used for the subject property. Therefore a 1007 is not required per DU Findings.	12/17/2019			1	A	09/23/2019	NV	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009513	XXX	15157159	1009513-25838	11/21/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Lease Agreement Lease Agreement Lease Agreement Lease Agreement Lease Agreement Lease Agreement Lease Agreement
Reviewer Comment (2019-12-17): Agree with client income calculated based upon schedule E therefore lease agreements not required.

Buyer Comment (2019-12-16): The loan program is Galton's Base program - cash-out investment property. Per Galton Guidelines, "Rental income documentation and calculation for property other than the subject property:  For a purchase or refinance provide either (1) Borrower's most recent two years of federal income tax returns, including Schedule E OR (2) Copies of the current lease agreement(s) if the borrower provides an acceptable explanation regarding use of lease(s) vs Schedule E (i.e., property owned less than one year).  Two years tax returns, including Schedule E, would still be required to validate actual expenses and prior lease amounts."
The borrowers have provided 2 years of income tax returns. Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, Address: XXX, CA, can be found on XXX's 2017 and 2018 income tax returns.  Address: XXX, CA, Address: XXX, CA can be found on XXX's 2017 and 2018 income tax returns.  Therefore, leases are not required.  Attached for your review are the 2017 and 2018 income tax returns for both XXX and XXX.

															12/17/2019			1	A	09/16/2019	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009543	XXX	15151632	1009543-3495	11/21/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/13/2019)								2	B	09/05/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009557	XXX	15138456	1009557-23931	11/20/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					12/17/2019			1	A	09/17/2019	CA	Primary	Purchase		C	A	A	A	B	A	C	A	Non QM	Non QM	No
XXX	1009557	XXX	15139384	1009557-4371	11/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/17/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/17/2019)	The Closing Disclosure was issued on 9/17/2019 reflecting the closing date of 9/17/2019; however, the sign date was on 9/18/2019. The Post Closing CD corrects this.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/17/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	B	A	C	A	Non QM	Non QM	Yes
XXX	1009557	XXX	15139385	1009557-6411	11/20/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/09/17/2019)	Seller CD missing from docs provided.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/17/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	B	A	C	A	Non QM	Non QM	Yes
XXX	1009557	XXX	15151863	1009557-24848	11/21/2019	Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.					Reviewer Comment (2019-12-17): UCDP report reflects CU score of 1.4 - secondary valuation not required.	12/17/2019			1	A	09/17/2019	CA	Primary	Purchase		C	A	A	A	B	A	C	A	Non QM	Non QM	No
XXX	1009606	XXX	15158136	1009606-7036	11/21/2019	Compliance	Compliance	Federal Compliance	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The Loan does include an Escrow Account.							2	B	09/14/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009606	XXX	15158137	1009606-25158	11/21/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.							2	B	09/14/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009606	XXX	15158317	1009606-4371	11/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/14/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/14/2019)	Final Closing Disclosure provided on 09/14/2019 disclosed a Closing Date that did not match the actual date of consummation of 09/16/2019. The Post Closing CD corrects this.							2	B	09/14/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009630	XXX	15148111	1009630-4826	11/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/13/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/13/2019)	Final CD does not reflect a cure when one was required.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/13/2019	TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009630	XXX	15148112	1009630-6542	11/20/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77223)	Title-policy guarantee fee increased to $2 without a valid COC in file and no cure provided to borrower at closing.
Reviewer Comment (2020-01-24): Texas Title Guaranty Fee which was required to be collected by each TX Title Agent for each owners and lenders title insurance policy issued from 2004 through December 31, 2013 and again from April 1, 2016 through December 31, 2017 and then was most recently reinstated effective May 1, 2019. While the title company is responsible for the collection of the fee (which the borrower may or may not shop for) the fee itself is ultimately passed onto the Texas Title Insurance Guaranty Association (TTGIA). Given the ultimate payee/provider is not shoppable, it is subject to 0% tolerance

Buyer Comment (2020-01-22): 01/17/2020 BB Texas Title Insurance Guaranty fee in Section "C" is a "Borrower Provider" fee and not subject to Tolerance testing.

																		3	C	09/13/2019	TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1008871	XXX	15271020	1008871-6411	12/02/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/08/16/2019)	The only page of the seller CD provided is page 1. Provide all pages of a final signed seller CD.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	08/16/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXX	1008871	XXX	15271122	1008871-4264	12/02/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.35 is less than Guideline PITIA months reserves of 6.00.	The borrowers are required to have 6 months reserves and loan file documentation only reflects 5.35 months reserves. Provide evidence of an additional .65 months reserves.			Reviewer Comment (2019-12-19): Updated balance account for Fidelity account to reflect accurate balance - sufficient reserves provided. Buyer Comment (2019-12-18): Exception in file from Galton to use expired investment account statement for reserves with compensating factors.	12/19/2019			1	A	08/16/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1008871	XXX	15275338	1008871-3831	12/02/2019	Credit	Credit	Miscellaneous	Credit Exception:		The co borrower indicated their mother pays a monthly payment of $390.00/mo for an American Honda Finance debt.The loan file contains page 2 of 4, of an unidentified bank statement showing payment of the debt. Guidelines require evidence the other individual has paid the account for 12 months, with a 0x30 history. The loan file is missing 12 month verification the debt of $390.00 was paid by another.			Reviewer Comment (2019-12-19): Upon further review 12 month payment history of Honda Finance debt provided and located within portal. Buyer Comment (2019-12-18): Ach pmts for required period of time coming from bank account for mother. The mothers name is identified on the bank account statements. The documentation is in the images: credit category, indexed document name is "Verification of Loan" for 4/2018 thru10/2018 and 12/2018 thru 5/2019 and "Misc Credit" for 11/2018 pmt.	12/19/2019			1	A	08/16/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1008871	XXX	15276387	1008871-6278	12/02/2019	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	The Credit Report is greater than 90 days old at closing. Lender exception granted. Compensating factors provided.	Borrower has job stability for 13 years as a XXX County Sheriff. 705 FICO > 680 FICO required. Score 25 points higher than required.	Aggregator Aggregator	Reviewer Comment (2019-12-03): Lender waived with compensating factors.			12/03/2019	2	B	08/16/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1008871	XXX	15276402	1008871-6276	12/02/2019	Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX Retirement / End Date: 03/31/2019 // Account Type: 401(k)/403(b) Account / Account Number: XXX Asset Account Date: 03/31/2019	The asset account ending 96-01is greater than 90 days old at closing. Lender exception granted. Compensating factors provided.	Borrower has job stability for 13 years as a XXX County Sheriff. 705 FICO > 680 FICO required. Score 25 points higher than required.	Aggregator Aggregator	Reviewer Comment (2019-12-03): Lender waived with compensating factors.			12/03/2019	2	B	08/16/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXX	1008574	XXX	15233635	1008574-6278	11/27/2019	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Lender granted credit exception for credit report being over 90 days old at closing. Comp Factors provided.	792 representative FICO score > 680 guideline minimum - 112 points above guideline minimum 287 months reserves > 15 months guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-12-02): Client elects to waive with comp factors.			12/02/2019	2	B	09/09/2019	CO	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1008574	XXX	15239537	1008574-25421	11/27/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Lender granted a Credit Exception for the property being located in a rural neighborhood. The subject is located 7.5 miles from a city center with all amenities and the appraisal indicates the zoning is residential. The presence of mountains attributed to the rural determination. Comp Factors provided.	792 representative FICO score > 680 guideline minimum - 112 points above guideline minimum 287 months reserves > 15 months guideline minimum	Aggregator Aggregator	Reviewer Comment (2019-12-02): Client elects to waive with comp factors.			12/02/2019	2	B	09/09/2019	CO	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1008574	XXX	15244178	1008574-4436	11/27/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/07/21/2019)	The Desk Review was not provided to the borrower at least 3 days prior to closing.							2	B	09/09/2019	CO	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1008574	XXX	15244181	1008574-4087	11/27/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure dated 06/11/2019 was not signed by the borrower.							2	B	09/09/2019	CO	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1008574	XXX	15244182	1008574-6583	11/27/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $635.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Appraisal Fee was increased without a VCC.					11/27/2019		1	A	09/09/2019	CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009204	XXX	15208863	1009204-4961	11/26/2019	Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing Verification of Rent for past 24 months for borrower's current residence a tXXX and Former address in XXX CA. Lender Exception: Borrower was living overseas and housing was supplemented by employer and housing history is not available. Relocating back to the US with current employer. Compensating Factors included.	The Borrowers credit score is 758 and the Minimum required is 680. The calculated DTI is 29% and the maximum for the loan program is 43%.	Aggregator Aggregator	Reviewer Comment (2019-12-02): Client elects to waive with comp factors.			12/02/2019	2	B	09/16/2019	CA	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009204	XXX	15209134	1009204-4371	11/26/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/16/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/16/2019)	The Final Signed Closing Disclosure reflect the closing date as 9/16/2019; however, the actual sign date was 9/17/2019.							2	B	09/16/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009204	XXX	15209308	1009204-3826	11/26/2019	Credit	Asset	Asset Documentation	Asset Issue: Gift funds are missing evidence of receipt		Missing donor's bank statement reflecting the withdrawal from the donor's account. Lender Exception: Loan was originally submitted under SL product and all documentation for FNMA requirements has been met. A copy of the cancelled check and evidence of the funds placed on deposit in borrower's account have been provided. Missing a copy of the donor's statement. Compensating Factors are included.	The Borrowers credit score is 758 and the Minimum required is 680. The calculated DTI is 29% and the maximum for the loan program is 43%.	Aggregator Aggregator	Reviewer Comment (2019-12-02): Client elects to waive with comp factors.			12/02/2019	2	B	09/16/2019	CA	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009306	XXX	15227608	1009306-4404	11/27/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/16/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/09/16/2019)	CD TIP is 124.268% however calculated is 122.878% using minimum index of 1.891%.							2	B	09/16/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009306	XXX	15227609	1009306-6583	11/27/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Cd provided sufficient cure of $150 to borrower at closing.					11/27/2019		1	A	09/16/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009414	XXX	15265678	1009414-24197	12/02/2019	Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided		The rent comparison schedule was not provided.			Reviewer Comment (2019-12-19): 1007 not required as entire payment used to qualify - no 1007 or lease required. Buyer Comment (2019-12-18): No rents were used to qulaify for the loan therefore a lease or rent schedule would not be required. Borrower qualified using the full PITIA for subject.	12/19/2019			1	A	10/08/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXX	1009414	XXX	15268033	1009414-2822	12/02/2019	Credit	Credit	Miscellaneous	Missing Document: Credit Payoff Statement(s) not provided		Missing proof that XXX's 2017 tax liability in the amount of $1,907 has been paid.	788 representative FICO score > 680 guideline minimum 52.27% LTV < 80.00 guideline max Borrower has employment stability for 11 years 25.63% DTI < 43.00% guideline max $200k in reserves $54k monthly residual income	Aggregator Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-02): 2017 tax liability is minimal and borrower has significant assets after closing to payoff balance if it has not been settled. Residual income is also sufficient to carry full balance as a monthly liability and still be within DTI requirements for the transaction.			12/02/2019	2	B	10/08/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXX	1009414	XXX	15270619	1009414-3495	12/02/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/21/2019)								2	B	10/08/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXX	1009599	XXX	15269957	1009599-3495	12/02/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/16/2019)	The ESigned Acknowledgement in the loan file reflects the Borrowers stating they received copy of appraisal on 9/11/2019. The appraisal report contain notes stating the original report date was 9/5/2019; however, the Lender requested additional information based on photos in report. The revised signed date for the appraisal is 9/16/2019. There is no additional evidence within the loan file reflecting the Borrower receiving the revised report three days prior to closing.							2	B	09/22/2019	NV	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1009599	XXX	15270213	1009599-25838	12/02/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, CA HOA Verification	Missing the HOA evidence for the Primary residence.			Reviewer Comment (2019-12-19): CD from refinance verifies HOA dues for primary. Buyer Comment (2019-12-18): HOA dues for primary residence are disclosed on the borrowers application and the CD for recent refinance. Images are in file in the legal post closing section and the applicaiotn section.	12/19/2019			1	A	09/22/2019	NV	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1009599	XXX	15270461	1009599-2860	12/02/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Mortgage Statement(s) not provided		The Credit Report reflects a Home Improvement Mortgage Loan with a Payment of $165.00 a month. There is no evidence within the loan file on what property this mortgage is tied to.			Reviewer Comment (2019-12-19): Debt is included in DTI and reports on borrowers credit. Subject is a purchase and borrowers own only a primary, Buyer Comment (2019-12-18): The tax returns in file identify the amount as being a solar loan. The borrower disclosed this on their application. It is reasonalbe to assume it is for the borrowers primary residence.	12/19/2019			1	A	09/22/2019	NV	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1009758	XXX	15298657	1009758-22694	12/04/2019	Compliance	Compliance	State Compliance	North Carolina Rate Spread Threshold Test Compliant	North Carolina Rate Spread Home Loan: APR on subject loan of 7.23180% or Final Disclosure APR of 7.25000% is in excess of allowable threshold of APOR 3.60% + 1.5%, or 5.10000%. Compliant Rate Spread Home Loan.								2	B	10/23/2019	NC	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009758	XXX	15298658	1009758-26915	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/23/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/10/23/2019)	The Final Closing Disclosure reflects the Seller paying the Initial Escrows.							2	B	10/23/2019	NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009920	XXX	15288710	1009920-4613	12/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/25/2019 did not disclose number of months for homeowner's insurance under Prepaids. (Final/10/25/2019)	The Homeowners Prepaid amount listed in Section F of the Signed Closing Disclosure was the outstanding balance needed to be paid in full.							2	B	10/25/2019	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009920	XXX	15288712	1009920-5180	12/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/25/2019 did not disclose number of months for Property Tax under Prepaids. (Final/10/25/2019)	The Property Taxes listed in Section F of the the signed Closing Disclosure does not contain the amounts collected for XXX.							2	B	10/25/2019	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009920	XXX	15288714	1009920-6582	12/03/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,165.00 exceeds tolerance of $1,040.00 plus 10% or $1,144.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	The Lender did credit the Borrower on the Final Signed Closing Disclosure in the amount of $21.00 for the Exceeded Tolerance.					12/03/2019		1	A	10/25/2019	AZ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009801	XXX	15286951	1009801-3831	12/03/2019	Credit	Credit	Miscellaneous	Credit Exception:		Exception granted by lender for large deposits made to Chase 9/20/19 for $49,420, 8/16/19 for $41,499 and 7/22/19 for $28,782. LOE provided indicated deposits are distributions/earnings. Removing deposits from qualifying assets.	727 representative FICO score > 600 guideline minimum $7K in monthly residual income.	Aggregator Aggregator	Reviewer Comment (2019-12-12): Client Elects to Waive With Compensating Factors.			12/12/2019	2	B	10/16/2019	AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXX	1009801	XXX	15425112	1009801-6583	12/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $615.00 exceeds tolerance of $490.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient Cure Provided on Final Cd					12/12/2019		1	A	10/16/2019	AZ	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXX	1009801	XXX	15425114	1009801-6583	12/12/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $62.00 exceeds tolerance of $52.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient Cure Provided on Final Cd					12/12/2019		1	A	10/16/2019	AZ	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXX	1010053	XXX	15301361	1010053-6239	12/04/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 343.25137%	Per guidelines - Generally, payment shock >150%, may require further review. Additional compensating factors and/or documentation may be required. Nothing provided by lender to address this.			Reviewer Comment (2019-12-19): SL1 guidelines are silent on payment shock. Payment shock only applies to base programs. Buyer Comment (2019-12-18): The SL1 guidelines do not have a limitation on payment shock as they defer to the FannieMae. However ample compensating factors exist in the loan to warrant the UW decision: FICO of 741, DTI of 33.22 % including the full PITIA payment for his departing residence which is currently under contract for sale. Residual income of $16k per month.	12/19/2019			1	A	10/04/2019	VA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	1009576	XXX	15261535	1009576-3831	12/02/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender granted exception for loaning closed as an Investment property, however borrower lives in the property during the year. Compensating Factors provided.	Loan DTI 36.38% < 43% allowable per Guidelines Loan LTV 75% < 90% max Guidelines allowable Borrower on this loan has a disposable income of $9K. $74k in reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-09): Lender approved exception in file. Loan closed as investment property however borrower resides in property on part time basis. No income used from subject property to qualify. Reviewer Comment (2020-01-08): Lender approved exception file. Loan closed as investment property however borrower resides in property on part time basis. No income used from subject property to qualify. Buyer Comment (2020-01-07): Client approved exception in file, waived with compensating factors.			01/09/2020	2	B	10/11/2019	IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009576	XXX	15271007	1009576-23931	12/02/2019	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment	Please provide Final Title Policy.			Reviewer Comment (2020-01-28): Short form final title policy provided.	01/28/2020			1	A	10/11/2019	IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009576	XXX	15498546	1009576-25367	12/19/2019	Compliance	Compliance	Federal Compliance	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Borrower lives in property during the year. File should be reviewed as Owner Occupied with full compliance teasing requirements. Borrower has room rental which is not being included in DTI.			Reviewer Comment (2020-01-08): Per client compliance testing performed as primary as ROR provided. Changed occupancy to primary and re-ran compliance. Additional new exceptions exist due to being tested as primary residence. Buyer Comment (2020-01-07): Compliance testing was performed as an owner occupied and proper Notice of Right to Cancel provided to borrower.	01/08/2020			1	A	10/11/2019	IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009576	XXX	15742404	1009576-6643	01/08/2020	Compliance	Compliance	State Compliance	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Change Circumstance_20190919.pdf			Reviewer Comment (2020-01-28): Document provided as part of trail document mortgage. Buyer Comment (2020-01-27): Recorded mortgage with exemption uploaded.	01/28/2020			1	A	10/11/2019	IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	1009576	XXX	15742405	1009576-2666	01/08/2020	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2019, prior to three (3) business days from transaction date of 10/XX/2019.	Signed ROR in file reflects disbursement date of 10/17/19 which is same date at expiration date of ROR.			Reviewer Comment (2020-01-21): Received a Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. Buyer Comment (2020-01-17): Please see ROR and POD.		01/21/2020		2	B	10/11/2019	IL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009576	XXX	15742406	1009576-2647	01/08/2020	Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	ROR reflects expiration date of 10/16/19 however signature date of borrower date is 10/17/19.			Reviewer Comment (2020-01-23): Client provided a Not of Right to Cancel with new recession date of November 15, 2019 to borrower. Buyer Comment (2020-01-22): Please see POD. Buyer Comment (2020-01-22): Please see ROR.	01/23/2020			1	A	10/11/2019	IL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009099	XXX	15191546	1009099-6572	11/25/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/12/2019)								2	B	09/20/2019	WI	Investment	Refinance - Rate/Term		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009099	XXX	15192139	1009099-556	11/25/2019	Credit	Loan Package Documentation	Application / Processing	1003 Error: Current State was not provided		Lender Exception for 1) Updated 1003 reflecting borrower's updated address/residence is not signed	792 representative FICO score > 680 guideline minimum - 112 points above guideline minimum 71.84% LTV < 85.0 guideline max 19.17% DTI < 45.00% guideline max - 25.83% below program guideline maximum Borrower on this (Documentation Type) documentation loan has a disposable income of $4,000.00+x $11,000 in reserves	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-11-25): Lender Exception granted			11/25/2019	2	B	09/20/2019	WI	Investment	Refinance - Rate/Term		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009136	XXX	15200243	1009136-4436	11/25/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Additional/07/31/2019)								2	B	09/18/2019	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	1009136	XXX	15200244	1009136-4436	11/25/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/21/2019)								2	B	09/18/2019	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	1009136	XXX	15200259	1009136-4665	11/25/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/18/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/09/18/2019)	Issue was not cured post close			Reviewer Comment (2019-12-13): Letter of Explanation & Corrected Closing Disclosure provided prior to review		12/13/2019		2	B	09/18/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009136	XXX	15200260	1009136-4607	11/25/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/18/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/09/18/2019)	This was corrected in a post close CD			Reviewer Comment (2019-12-13): Letter of Explanation & Corrected Closing Disclosure provided prior to review		12/13/2019		2	B	09/18/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009136	XXX	15200263	1009136-4890	11/25/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/18/2019 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1084643)	This was corrected in a post close CD			Reviewer Comment (2019-12-13): Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission all provided prior to SitusAMC review. Documents were wet signed by the borrower.		12/13/2019		2	B	09/18/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009136	XXX	15200264	1009136-4890	11/25/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/18/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1084644)	This was corrected in a post close CD			Reviewer Comment (2019-12-13): Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission all provided prior to SitusAMC review. Documents were wet signed by the borrower.		12/13/2019		2	B	09/18/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009136	XXX	15428579	1009136-3831	12/12/2019	Credit	Credit	Miscellaneous	Credit Exception:		Cash out Proceeds in the Amount of $744k being used to meet reserve requirements	FICO 685 (min FICO 600), LTV 60% (max LTV 75%), $39k+ in monthly residual income 31.82% DTI on this loan < 43% guideline max	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-12): Client elects to waive with Compensating Factors.			12/12/2019	2	B	09/18/2019	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	1009136	XXX	15434594	1009136-4890	12/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/18/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1084642)	Post Close Cd Corrected Issue - New Right to Rescind signed			Reviewer Comment (2019-12-13): confirmed minimum rate 3.75% per note	12/13/2019			1	A	09/18/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1008324	XXX	15203721	1008324-7455	11/25/2019	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX, PC/S-Corp)	File missing signed personal 2018 tax returns - contains 2018 extension.
Reviewer Comment (2020-01-21): Regraded to EV2-B as the file contains two years personal returns, but not the most recent 2018 personal returns.  (Three years business returns were provided, including 2018)

Reviewer Comment (2020-01-21): Escalated to compliance for review.

Buyer Comment (2020-01-17): The loan closed August 12, 2019.  Borrower filed an extension for 2018 taxes.  Borrower has until 10/15, 2019 to file 2018 taxes.  Attached for your review is the 2018 Tax Transcript indicating no record of return found.

Reviewer Comment (2020-01-06): 2018 K1 and business returns were used for qualifying therefore per Appendix Q guidelines 2018 personal returns would be required also.

Buyer Comment (2020-01-03): Galton guidelines allow until October 15th.  Loan closed August 12, 2019.

																		2	B	08/12/2019	CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1008324	XXX	15203723	1008324-3867	11/25/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	File does not meet HIgher Priced QM requirements.			Reviewer Comment (2020-01-21): HPQM Loan Reviewer Comment (2020-01-21): Escalated to compliance for review. Buyer Comment (2020-01-17): Meets QM. The loan closed August 12, 2019. Borrower filed an extension for 2018 taxes. Borrower has until 10/15, 2019 to file 2018 taxes. Attached for your review is the 2018 Tax Transcript indicating no record of return found. Reviewer Comment (2020-01-06): Non QM due to missing 2018 personal returns. Buyer Comment (2020-01-03): Disagree. Loan meets QM.	01/21/2020			1	A	08/12/2019	CO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009362	XXX	15233047	1009362-20305	11/27/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/21/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)	The Guidelines State: Tax Extension evidence form, proof of liability payments have been made and Tax Transcripts No result Return is all required. The Borrower has met all the requirements.							2	B	09/27/2019	GA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009362	XXX	15233048	1009362-6411	11/27/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/09/25/2019)	The Seller Closing Disclosures was not located within the loan file.							2	B	09/27/2019	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009738	XXX	15282874	1009738-5404	12/03/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	The loan file does not contain verification of employment dates for Previous Employer Sunrise Hospital.			Reviewer Comment (2020-01-08): Sufficient income documentation in accordance with DU findings.DU does not stipulate requirements of VOE for prior employment only requires income and employment verified for current employer. Buyer Comment (2020-01-07): Income and employment meets DU requirements.	01/08/2020			1	A	10/11/2019	NV	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXX	1009738	XXX	15459596	1009738-3831	12/16/2019	Credit	Credit	Miscellaneous	Credit Exception:		Appraisal indicated the subjects is zoned Rural Estate Residential. Lender Exception-Property is located in a development with majority of comparable properties within 1/2 mile. The Property does not appear rural in nature. Compensating Factors are included.	37% DTI on this full documentation loan < 45% guideline max - 8% below program guideline maximum Borrowers FICO 705 and the Guidelines required minimum FICO is 600. $9 k a month in Residual income	Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-16): Client elects to waive with Compensating Factors Reviewer Comment (2019-12-16): Client elects to waive.with compensating factors			12/16/2019	2	B	10/11/2019	NV	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXX	1009964	XXX	15295717	1009964-6583	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The appraisal fee increased $75.00, the lender provided a $75.00 lender credit to cover the cost of the increase.					12/04/2019		1	A	10/15/2019	FL	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	1009964	XXX	15297826	1009964-2828	12/04/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Divorce Decree / Child Support not provided		The Child Support payment is reflected on the final signed 1003 for the amount of $475.00. This payment is also reflected on a bank statement.			Reviewer Comment (2019-12-19): Credit report reflects child support satisfactory documentation to substantiate. Buyer Comment (2019-12-18): The child support payment was included in the calculation of the DTI and was documented in the credit report	12/19/2019			1	A	10/15/2019	FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	1009066	XXX	15191890	1009066-3831	11/25/2019	Credit	Credit	Miscellaneous	Credit Exception:		Missing verification of July payment on XXXHELOC to verify 0x30. Lender approved exception.	70% LTV < 85% guideline max - Borrower has job stability for 25 years self-employed. $8K in residual income. $92K in reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-02): Client elects to waive with comp factors.			12/02/2019	2	B	08/29/2019	CA	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXX	1009667	XXX	15273318	1009667-24752	12/02/2019	Credit	1003	Document Error	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: XXX, Borrower: XXX				Reviewer Comment (2019-12-19): Corrected Final 1003 initialed and signed by borrower verifying US citizenship provided in file. Buyer Comment (2019-12-18): A corrected and initialed 1003 indicating borrower is a US citizen is in file as well as a copy of his drivers license. Taxes transcripts in file indicate borrower has filed returns under a legitimate SSN.	12/19/2019			1	A	09/20/2019	IL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009667	XXX	15273832	1009667-3495	12/02/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/19/2019)	The appraisal was provided before the report date, but after the effective date.							2	B	09/20/2019	IL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009667	XXX	15273833	1009667-6572	12/02/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/19/2019)								2	B	09/20/2019	IL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009667	XXX	15273925	1009667-3879	12/02/2019	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	The Home Loan Toolkit was not provided in the file.			Reviewer Comment (2020-01-15): Disclosure not required.	01/15/2020			1	A	09/20/2019	IL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009667	XXX	15273953	1009667-6643	12/02/2019	Compliance	Compliance	State Compliance	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	It was not provided in the file.			Reviewer Comment (2020-01-15): SB 1894 Certificate of Compliance provided. Buyer Comment (2020-01-14): SB 1894 Certificate of Compliance.	01/15/2020			1	A	09/20/2019	IL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1007599	XXX	15293151	1007599-3677	12/03/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	2019 income YTD income not documented. A written VOE in file indicates a salary of $245,000 but borrower is receiving guaranteed payments and does not indicate how much was earned YTD. In addition, only 5 months income was verified. a W2 in file indicates earnings from Head Space in 2017 but unable to verify time frames of employment.			Reviewer Comment (2020-01-10): Non-QM Loan Reviewer Comment (2020-01-10): Escalated to compliance for review. Buyer Comment (2020-01-08): There is an employment contract in the file dated 6/4/18 that states the annual compensation is $420k and there is a VOE in the file dated 7/24/19 that supports the qualifying income level. There is also an LOE in the file that details the employment and income for the most recent 24+ motnh period.	01/10/2020			1	A	09/11/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1007599	XXX	15293152	1007599-1223	12/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX LLC/Schedule K-1 less than 25 Percent)	2019 income YTD income not documented. A written VOE in file indicates a salary of $245,000 but borrower is receiving guaranteed payments and does not indicate how much was earned YTD. In addition, only 5 months income was verified. a W2 in file indicates earnings from Head Space in 2017 but unable to verify time frames of employment.			Reviewer Comment (2020-01-10): Employment documents in the loan file meet the guidelines Reviewer Comment (2020-01-10): Escalated to compliance for review. Buyer Comment (2020-01-08): There is an employment contract in the file dated 6/4/18 that states the annual compensation is $420k and there is a VOE in the file dated 7/24/19 that supports the qualifying income level. There is also an LOE in the file that details the employment and income for the most recent 24+ month period.	01/10/2020			1	A	09/11/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1007599	XXX	15293153	1007599-1231	12/03/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX LLC/Schedule K-1 less than 25 Percent)	2019 income YTD income not documented. A written VOE in file indicates a salary of $245,000 but borrower is receiving guaranteed payments and does not indicate how much was earned YTD. In addition, only 5 months income was verified. a W2 in file indicates earnings from Head Space in 2017 but unable to verify time frames of employment.			Reviewer Comment (2020-01-10): Employment documents in the loan file meet the guidelines Reviewer Comment (2020-01-10): Escalated to compliance for review. Buyer Comment (2020-01-08): There is an employment contract in the file dated 6/4/18 that states the annual compensation is $420k and there is a VOE in the file dated 7/24/19 that supports the qualifying income level. There is also an LOE in the file that details the employment and income for the most recent 24+ month period.	01/10/2020			1	A	09/11/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1007599	XXX	15293155	1007599-4204	12/03/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	2018 tax forms were not provided in the file. However, an extension was provided.			Reviewer Comment (2020-01-10): Employment documents in the loan file meet the guidelines	01/10/2020			1	A	09/11/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	1007599	XXX	15293351	1007599-4846	12/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/11/2019 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/09/11/2019)	The Amount on the Final Closing Disclosure is $0 however issue cleared via post closing CD.			Reviewer Comment (2019-12-26): PCCD and LOE was provided.		12/26/2019		2	B	09/11/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1008336	XXX	15304718	1008336-22498	12/04/2019	Property	Property - Appraisal	Appraisal Reconciliation	Appraisal does not support the appraised value.		The loan is ineligible due to the following: Per the appraisal the subject property is zoned Rural.	FICO 711 (minimum FICO 680) 30.66% DTI on this (Documentation Type) documentation loan < 35.00% guideline max Borrower on this streamline documentation loan has a disposable income of $10,000	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Cleared with Manual set exception Reviewer Comment (2020-01-06): reopend due to setting correct exception Reviewer Comment (2019-12-04): Per appraisal the highest and best use for the subject was considered SFR. The subject was located within a residential neighborhood. Appears zoning is to allow for larger site sizes. Comps 1-3 are all within 2 miles of the subject property. Appraiser notates neighborhood is suburban.	01/06/2020			1	A	06/26/2019	FL	Primary	Purchase		C	B	A	B	A	A	C	A	Non QM	Non QM	No
XXX	1008336	XXX	15703856	1008336-3831	01/06/2020	Credit	Credit	Miscellaneous	Credit Exception:		Per the appraisal the subject property is zoned Rural	FICO 711 (minimum FICO 680) 30.66% DTI on this (Documentation Type) documentation loan < 35.00% guideline max Borrower on this streamline documentation loan has a disposable income of $10,000	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Client chose to Waive with compensating factors			01/06/2020	2	B	06/26/2019	FL	Primary	Purchase		C	B	A	B	A	A	C	A	Non QM	Non QM	No
XXX	1008701	XXX	15327861	1008701-23688	12/05/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The replacement cost estimator was not provided, the appraisal does not show the estimated replacement cost.			Reviewer Comment (2019-12-19): Per lender guidelines replacement cost covers the total of the actual unpaid balances of the first and all subordinate liens, therefore coverage is sufficient. Buyer Comment (2019-12-18): Loan is insured for the full loan amount. Therefore, the coverage amount is sufficient.	12/19/2019			1	A	08/07/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008701	XXX	15336839	1008701-3219	12/06/2019	Credit	Income / Employment	Income Documentation	Document Error: Bank statement account period not provided.		Missing statement to cover the period from 3/21/2019 - 5/21/2019 for Chase account ending 1839.	683 representative FICO score > 600 guideline minimum 61.04% LTV < 70.00 guideline max 32.71% DTI < 43.00% guideline max	Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-06): Borrower provided two months statements for Chase 1207 and 1839. Borrower transferred funds from 1839 to 1207 on 5/21. Guidelines require 60 days source and seasoning of deposits. Therefore, funds would have needed to be seasoned to 3/21. Accepting two months bank statements for both accounts to meet source and seasoning requirements.			12/06/2019	2	B	08/07/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008707	XXX	15316932	1008707-4263	12/05/2019	Credit	Asset	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $34,437.72 is less than Guideline Available for Reserves of $74,501.52.	Lender Exception in the loan file acknowledging reserves are substantially short of the requirements. An exception was approved based on the following compensating factors: 1. Strong credit score of 744. 2. Borrowers built property and are re-capturing funds and 3. Good residual income of $12K/month.	Strong credit with a score of 744 Borrower on this loan borrower has a disposable income of $15k	Aggregator Aggregator	Reviewer Comment (2019-12-05): Lender exception for reserves. Borrower purchased the property as raw land for $1.2MM in 2016, with cash from the borrowers own savings and built the subject property, since the borrowers depleted their reserves on this property, we would like you to consider the first $1,2MM cash out as the reserves.			12/05/2019	2	B	09/26/2019	PA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008707	XXX	15316933	1008707-4264	12/05/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.75 is less than Guideline PITIA months reserves of 36.00.	Lender Exception in the loan file acknowledging reserves are substantially short of the requirements.	Strong credit with a score of 744 Borrower on this loan borrower has a disposable income of $15k	Aggregator Aggregator	Reviewer Comment (2019-12-19): Lender elects to waive with compensating factors - Galton exception in file - compensating factors 742 Fico and residual $15k income for family of 2. Buyer Comment (2019-12-18): Galton granted exception is in file w/compensating factors: FICO of 742, Residual income of $15k per month for a family of 2, Borrower recouping expenses of building home, cash out of $836K			12/19/2019	2	B	09/26/2019	PA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008832	XXX	15310105	1008832-4613	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/26/2019 did not disclose number of months for homeowner's insurance under Prepaids. (Final/08/26/2019)	Lender failed to disclose number of months on the final CD. Loan is HPML.							2	B	08/26/2019	PA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008832	XXX	15310106	1008832-5446	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Credit	TILA-RESPA Integrated Disclosure – Costs at Closing: Final Closing Disclosure provided on 08/26/2019 disclosed a Lender Credit less than the legal limit exceeded on the Calculating Cash to Close table. (Final/08/26/2019)	The lender disclosed a lender credit on Page 3 of the CD but failed to disclose on page 2.							2	B	08/26/2019	PA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008832	XXX	15310107	1008832-5012	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/26/2019 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Final/08/26/2019)	The lender disclosed a lender credit on Page 3 of the CD but failed to disclose on page 2.							2	B	08/26/2019	PA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008832	XXX	15310240	1008832-4408	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Cash To Close	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/26/2019 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (Final/08/26/2019)	Verified final numbers per final CD							2	B	08/26/2019	PA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008888	XXX	15309932	1008888-25695	12/04/2019	Credit	Note	General	This loan has matured.	Maturity Date: 10/XX/2049	The borrower is paying off an existing mortgage for the subject property that has an expired maturity date. The payoff demand for XXX, Inc, account XXX reflects the loan maturity date was 4/XX/2019. It appears the lender has been accepting interest payments from the borrower as the payoff statement indicates an interest paid to date of 7/1/19. Lender Exception: Lender has been accepting payments and loan is in good standing. Compensating Factors are included.	Guideline variance approved by lender at time of origination FICO of 650 is greater than the min of 600. 36.71% LTV < 85% guideline max Compensation Factor listed on the Galton Credit Exception. 10 months reserves	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-05): The borrower is paying off an existing mortgage for the subject property that has an expired maturity date. The payoff demand for XXX, Inc, account XXX reflects the loan maturity date was 4/XX/2019. It appears the lender has been accepting interest payments from the borrower as the payoff statement indicates an interest paid to date of 7/1/19. Lender Exception: Lender has been accepting payments and loan is in good standing. Compensating Factors are included.			12/05/2019	2	B	09/10/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008888	XXX	15310703	1008888-4850	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/10/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/10/2019)	The Closing Disclosures issued on 9/10/2019 reflects a Water Bill listed in Section C in the amount of $235.01 which exceeds the Zero Tolerance.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/10/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008888	XXX	15310726	1008888-5143	12/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/10/2019 did not disclose number of months for Additional Property Taxes under Prepaids. (Final/09/10/2019)	The Final Closing Disclosure did not list the number of months for the Property Taxes on Section F.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/10/2019	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008888	XXX	15313732	1008888-6542	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Water Bill. Fee Amount of $235.01 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	The Closing Disclosures issued on 9/10/2019 reflects a Water Bill listed in Section C in the amount of $235.01 which exceeds the Zero Tolerance. Appears Bill is listed in incorrect Section of CD.			Reviewer Comment (2020-01-24): Water Bill is paid to City of XXX and is not shoppable. Fee to be disclosed in section H and LOE provided to test fee as an unlimited tolerance fee. Buyer Comment (2020-01-22): This fee could be in Section C, it was borrower chosen and fee was paid by Title. Reviewer Comment (2020-01-22): Corrected CD and LOE to cure. Water Bill should be disclosed in Section H Buyer Comment (2020-01-17): 1/17/2020 BC This is in Section C and is a borrower's provider service, therefore not subject to tolerance.				3	C	09/10/2019	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008888	XXX	15313884	1008888-23688	12/05/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Dwelling Coverage on the Policy was $175,000.00. The Estimated Cost New Amount listed on the appraisal was $368,130.00. The Hazard policy in turn is currently $119,504.00.			Reviewer Comment (2019-12-19): Hazard policy of $175,000 sufficient to cover loan amount of $119,504 allowed as guidelines state coverage must exceed total of the actual unpaid balances of the first and all subordinate liens and no subordinate liens exist on subject property. Buyer Comment (2019-12-18): Loan is insured for the full loan amount.	12/19/2019			1	A	09/10/2019	FL	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008910	XXX	15314202	1008910-6572	12/05/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/02/2019)								2	B	09/27/2019	NY	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1008911	XXX	15320003	1008911-4357	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/04/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/10/04/2019)	Final CD reflects loan as not assumable however note contains assumption language.							2	B	10/04/2019	IL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1008911	XXX	15320004	1008911-4404	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/04/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/10/04/2019)	TIP per final CD of 146.091% does not match calculated of 143.35% using minimum index available in lookback period.							2	B	10/04/2019	IL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1008911	XXX	15320005	1008911-6582	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $201.00 exceeds tolerance of $128.00 plus 10% or $140.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten percent fee threshold exceeded however sufficient cure provided to borrower at closing.					12/05/2019		1	A	10/04/2019	IL	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1008911	XXX	15320065	1008911-3831	12/05/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender approved exception due to adding borrower on cash-out transaction. However, Lender Exception no longer required - loan amount lowered and cash to borrower results in a Rate/Term.	38.89% DTI on this full documentation loan < 45% guideline max Borrower on this full documentation loan has a disposable income of $4K	Aggregator Aggregator	Reviewer Comment (2019-12-06): Client elects to waive.			12/06/2019	2	B	10/04/2019	IL	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1008923	XXX	15320107	1008923-6278	12/05/2019	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Per approval credit expired on 09/18/2019. Credit supplement pulled on 07/23/2019 was revised on 09/23/2019 updating 1st and 2nd mortgage and showing no change in credit score.	Liquid assets of $76,201 which equate to 13 months reserves. High mid FICO score of 696 Residual income of $9327	Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-19): Lender elects to waive with compensating factors of 696 credit score min fico 680, $76k in reserves and $9k in monthly residual income. Buyer Comment (2019-12-18): Galton elected to waive. See attached.			12/19/2019	2	B	09/21/2019	CT	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008923	XXX	15320696	1008923-4087	12/05/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	ABA not signed by borrower.							2	B	09/21/2019	CT	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1008923	XXX	15320697	1008923-4850	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/20/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/20/2019)	No valid change of circumstance provided to address the fees in question.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/21/2019	CT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008923	XXX	15320698	1008923-6542	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	No valid change of circumstance provided to address the fees in question.			Reviewer Comment (2020-01-22): COC - Appraisal desk review was required Buyer Comment (2020-01-17): Please see COC.	01/22/2020			1	A	09/21/2019	CT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008923	XXX	15320699	1008923-6542	12/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	No valid change of circumstance provided to address the fees in question.			Reviewer Comment (2020-01-24): AMC reviewed exception. An increased invoice is not valid changed circumstance. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure. Buyer Comment (2020-01-22): 01/22/2020 Uploading accurate COC dated 09/19/2019. Loan re-priced reflecting Underwriting need for Desk Review and Appraisal Invoice also Uploaded to reflect actual Appraisal Fee cost. Reviewer Comment (2020-01-22): COC provided does not explain why the appraisal fee increased				3	C	09/21/2019	CT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1008953	XXX	15339742	1008953-6572	12/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/31/2019)	File does not contain acknowledgment of receipt of valuation nor does it contain evidence of when secondary valuation received by borrower.							2	B	08/09/2019	DC	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1008953	XXX	15344666	1008953-3831	12/06/2019	Credit	Credit	Miscellaneous	Credit Exception:		Approved lender exception to allow title vesting in name of LLC.	Borrower on this full documentation loan has a disposable income of $40k $320K in reserves Borrower has job stability for 8 year self-employed. 35.98% DTI on this full documentation loan <43% guideline max	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-06): Client elects to waive with comp factors.			12/06/2019	2	B	08/09/2019	DC	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1008985	XXX	15345341	1008985-3677	12/06/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	ATR fail due to insufficient third party documentation for K-1 < 25% income for Borrower 2. 2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.			Reviewer Comment (2020-01-09): Non-QM Loan Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX was used as it is more conservative income figure than using the the 2017 and 2016 K1's. The K1's validate the ownership in all years is <25%. XXX has been sold so no income was used from this entity.	01/09/2020			1	A	09/13/2019	CO	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1008985	XXX	15345343	1008985-1223	12/06/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX, L.P./Schedule K-1 less than 25 Percent)	2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.			Reviewer Comment (2020-01-09): XXXnot used to qualify as borrower transferred ownership March, 2019. Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX Ventures was used as it is more conservative income figure than using the the 2017 and 2016 K1's. The K1's validate the ownership in all years is <25%. XXX Revier Equity III has been sold so no income was used from this entity.	01/09/2020			1	A	09/13/2019	CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1008985	XXX	15345344	1008985-1223	12/06/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX, LP/Schedule K-1 less than 25 Percent)	2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.			Reviewer Comment (2020-01-09): Additional documentation on this minor loss that has been sold is not required. AMC Compliance decision. Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX II River Ventures was used as it is more conservative income figure than using the the 2017 and 2016 K1's. The K1's validate the ownership in all years is <25%. XXX Revier Equity III has been sold so no income was used from this entity.	01/09/2020			1	A	09/13/2019	CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1008985	XXX	15345345	1008985-1231	12/06/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.			Reviewer Comment (2020-01-09): XXXnot used to qualify as borrower transferred ownership March, 2019. Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX was used as it is more conservative income figure than using the the 2017 and 2016 K1's. The K1's validate the ownership in all years is <25%. XXX has been sold so no income was used from this entity.	01/09/2020			1	A	09/13/2019	CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1008985	XXX	15345346	1008985-1231	12/06/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX, LP/Schedule K-1 less than 25 Percent)	2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.			Reviewer Comment (2020-01-09): Additional documentation on this minor loss that has been sold is not required. Buyer Comment (2020-01-08): 2017 and 2018 K1's for XXX Ventures was used as it is more conservative income figure than using the the 2017 and 2016 K1's. The K1's validate the ownership in all years is <25%. XXX has been sold so no income was used from this entity.	01/09/2020			1	A	09/13/2019	CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1008985	XXX	15345347	1008985-4204	12/06/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR fail due to insufficient third party documentation for K-1 < 25% income for Borrower 2. 2018 K-1's are not validated by reliable third party verification. 2018 extension provided for personal returns and no record of return filed with the IRS was provided when 4506-T was executed. Additional verification of this income is required to meet ATR/Appendix Q standards.			Reviewer Comment (2020-01-09): Non-QM Loan	01/09/2020			1	A	09/13/2019	CO	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1009152	XXX	15349744	1009152-4850	12/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/16/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/16/2019)	File does not reflect a cure when one is required.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/16/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXX	1009152	XXX	15349745	1009152-6542	12/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Automated Underwriting Fee. Fee Amount of $1,195.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7312)	Underwriting fee increased to $11965 without valid COC or cure provided to borrower.			Reviewer Comment (2020-01-27): Confirmed Fees on LE's and CD Buyer Comment (2020-01-22): Fee was disclosed on Initial LE dated 8/9/20. In file.	01/27/2020			1	A	09/16/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXX	1009152	XXX	15349815	1009152-5404	12/06/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement	Missing ytd P&L for schedule C income.	$167K in available reserves. Borrower on this full documentation loan has a disposable income of $7,424.29 787 representative FICO score > 720 guideline minimum	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-10): Client elects to waive. Buyer Comment (2020-01-09): Galton elected to waive.			01/10/2020	2	B	09/16/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXX	1009161	XXX	15352771	1009161-4357	12/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/10/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/09/10/2019)	The Final CD indicates that an Assumption will not be allowed, however the Note indicates it is Assumable.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/12/2019	AZ	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
XXX	1009161	XXX	15352772	1009161-6583	12/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	There was no VCC for the increase of $30 in Appraisal Fee. The Final CD reflect a cure for excessive fees of $30.					12/06/2019		1	A	09/12/2019	AZ	Second Home	Refinance - Rate/Term	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
XXX	1009227	XXX	15373962	1009227-25838	12/09/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, FL Insurance Verification				Reviewer Comment (2020-01-07): HOI declaration page provided as required. Buyer Comment (2020-01-06): Insurance information provided in file, see attached.	01/07/2020			1	A	09/19/2019	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
XXX	1009227	XXX	15374697	1009227-4826	12/09/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/19/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/19/2019)	Appraisal fee incorrectly disclosed on initial disclosures.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A	09/19/2019	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1009227	XXX	15374842	1009227-6239	12/09/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 449.85550%	Payment shock is out of the acceptable guideline parameters. Although payment shock isn't addressed on any approval, there are compensating factors listed on the another lender exception. Compensating factors: Transaction Specific: FICO 763 (min FICO 680), 11 years self-employed, DTI 28.36% (max DTI 35%), $90k+ in monthly residual income, and $483k+ in reserves.			Reviewer Comment (2020-01-07): Guidelines stipulate generally, payment shock >150%, may require further review unless there are compensating factors cited in the loan file. File reflects compensating factors stated above. Buyer Comment (2020-01-06): There is no hard guideline for payment shock and if there are compensating factors, a payment shock over 150% is ok. The borrower is not a first-time homebuyer, with a low DTI, high reserves, excellent job stability and a high FICO. No exception is needed, file has compensating factors and higher payment shock is acceptable.	01/07/2020			1	A	09/19/2019	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
XXX	1009227	XXX	15375459	1009227-6545	12/09/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower. (7506)	The lender provided sufficient cure for the increase in fee with post close CD and refund check.							2	B	09/19/2019	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
XXX	1009244	XXX	15359023	1009244-26045	12/07/2019	Credit	Credit	Credit Documentation	Insufficient Verification of Rental History.		Borrower does not have a fully documented, recent, consecutive 24 month housing history as required by program guidelines.	784 representative FICO score Liquid assets of $104,123 which equate to over 9 months reserves Residual income of $15,128	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-07): Lender approved exception of incomplete 24 month housing history. Missing most recent 3 months history due to moving in with girlfriend. Borrower currently living rent free.Borrower has established prior mortgage history paid as agreed from 2010 to 2014 and rental history paid as agreed from April 2017 to June 2019. Buyer Comment (2020-01-06): Client approved exception in file, waived with compensating factors.			01/07/2020	2	B	09/23/2019	TX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXX	1009244	XXX	15359189	1009244-6583	12/07/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $790.00 exceeds tolerance of $740.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						12/07/2019		1	A	09/23/2019	TX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXX	1009249	XXX	15361332	1009249-4436	12/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/22/2019)	File contains waiver however file does not contain evidence of when borrower received primary appraisal.							2	B	09/20/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009249	XXX	15361333	1009249-4436	12/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/08/29/2019)	File contains wavier however file does not contain evidence of when secondary valuation was provided to borrower.							2	B	09/20/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009291	XXX	15370524	1009291-25029	12/09/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan submitted as non qm however does not meet non qm requirements.			Reviewer Comment (2020-01-09): Reviewed credit supplement in file updated non-reo payments and balances accordingly DTI now within guidelines of 45% Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20. Appears AMC is only using the $3110.20 award. In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.	01/09/2020			1	A	09/14/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009291	XXX	15370530	1009291-6543	12/09/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,175.00 exceeds tolerance of $1,819.00 plus 10% or $2,000.90. Insufficient or no cure was provided to the borrower. (0)	10% fee threshold exceeded without vlaid COC file contains cure of $177.26 however insufficient to cure all tolerance issues.
Reviewer Comment (2020-01-22): Insufficient cure as COC for discount points is dated 8/29/19 when discount point fees increased 8/27/19.

Buyer Comment (2020-01-17): 1/17/2020 BC Tolerance violation is $162.00, the lender cure of $177.26 is sufficient.

Reviewer Comment (2020-01-10): Exception is related to tolerance exceptions.  Lender comment was in reference to SSI Income which is not related to the tolerance exceptions

Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

																		3	C	09/14/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009291	XXX	15370531	1009291-6542	12/09/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,464.78 exceeds tolerance of $1,748.00. Insufficient or no cure was provided to the borrower. (7200)	Discount points increased to $3464.78 without valid COC file contains cure of $177.26 however insufficient to cure all tolerance issues.
Reviewer Comment (2020-01-22): It is noted COC in file dated 8/29/19 however discount points increased on 8/27/19 per LE in file dated 8/27/19.

Buyer Comment (2020-01-18): 08/29/2019 Change of Circumstance in file for loan amount increase which resulted in the points to increase.

Reviewer Comment (2020-01-10): Exception is related to tolerance exceptions.  Lender comment was in reference to SSI Income which is not related to the tolerance exceptions

Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20.  Appears AMC is only using the $3110.20 award.  In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.

																		3	C	09/14/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009291	XXX	15370818	1009291-25034	12/09/2019	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.00788% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI of 45.142 exceeds guidelines of 45%.			Reviewer Comment (2020-01-09): Reviewed credit supplement in file updated non-reo payments and balances accordingly DTI now within guidelines of 45% Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20. Appears AMC is only using the $3110.20 award. In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.	01/09/2020			1	A	09/14/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
XXX	1009291	XXX	15371215	1009291-5366	12/09/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.00788% exceeds Guideline total debt ratio of 45.00000%.	45.00788% exceeds Guideline total debt ratio of 45.00000%.			Reviewer Comment (2020-01-09): Reviewed credit supplement updated balances and payments of non-reo payments accordingly. DTI now within guidelines of 45%. Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20. Appears AMC is only using the $3110.20 award. In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.	01/09/2020			1	A	09/14/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
XXX	1009291	XXX	15371480	1009291-5695	12/09/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds guidelines maximuma.			Reviewer Comment (2020-01-09): Reviewed credit supplement in file updated non-reo payments and balances accordingly DTI now within guidelines of 45% Buyer Comment (2020-01-08): There are 2 sources of SSI for B1: $161.29 & $3110.20. Appears AMC is only using the $3110.20 award. In addition, the liability for the XXX card with a balance of $4183 and payment of $111 appears to included twice.	01/09/2020			1	A	09/14/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No
XXX	1009297	XXX	15370503	1009297-26367	12/09/2019	Credit	Income / Employment	Income Documentation	W-2 Transcript does not match income used at time of qualification.		Missing 2017 W2 for prior job with XXX.			Reviewer Comment (2020-01-07): 2017 Transcripts and 2017 W-2 Transcripts provided which sufficient documentation provided. Buyer Comment (2020-01-06): W2 is not required since file contains 2017 tax return and transcripts.	01/07/2020			1	A	10/08/2019	WA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009425	XXX	15398190	1009425-4357	12/10/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/17/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/09/17/2019)	Note contains assumption language however guidelines do not allow assumable loans.							2	B	09/17/2019	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009425	XXX	15398191	1009425-4846	12/10/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/17/2019 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/09/17/2019)	Final cd does reflects closing costs financed of $0 however calculated amount is $6,890.46.							2	B	09/17/2019	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009425	XXX	15398192	1009425-25688	12/10/2019	Compliance	Compliance	Federal Compliance	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Disclosure received by borrower 7/18/19 not within 3 days of application date of 7/12/19.							3	C	09/17/2019	AZ	Primary	Refinance - Rate/Term	No Defined Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1009425	XXX	15398194	1009425-6306	12/10/2019	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	It was provided 4 business days after the application date.							3	C	09/17/2019	AZ	Primary	Refinance - Rate/Term	No Defined Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1009483	XXX	15420289	1009483-25158	12/12/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The rate lock documentation was provided.							2	B	09/24/2019	CA	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009483	XXX	15501060	1009483-20305	12/19/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/12/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX/S-Corp)	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.							2	B	09/24/2019	CA	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009483	XXX	15501219	1009483-3831	12/19/2019	Credit	Credit	Miscellaneous	Credit Exception:		1) The borrower is missing the most recent 24 months primary housing history as required by Galton gudelines. 2) The appraisal indicates the subjects zoning is rural residential. The subject is a second home so the Galton rural residential guidelines cannot be applied and hte proeprty is considered ineligible. 3) Transferred appraisal.	FICO is 7112 Borrower has job stability for 20+ years in current position 13.78% DTI < 43.00% guideline max - xx% below program guideline maximum $196,000 in reserves $80k in monthly residual income	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-19): Client elects to waive with compensating factors.			12/19/2019	2	B	09/24/2019	CA	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009508	XXX	15407986	1009508-4357	12/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/18/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/09/18/2019)	Per the final CD the loan will not allow an assumption; however, the note indicates assumption is allowable							2	B	09/19/2019	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009508	XXX	15407987	1009508-4404	12/11/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/18/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/09/18/2019)	Per the rate lock and Mavent report the index date of 09/11/2019 at 2.0086% was used which should have a calculated TIP of 93.534%; however, the final CD is showing 94.88%.							2	B	09/19/2019	NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009508	XXX	15408470	1009508-25392	12/11/2019	Credit	Credit	Credit Documentation	No Housing History or Less Than 12 Months Verified. 6 Months reserves required per guidelines. Review data and set applicable exception.		Borrower is currently living rent free. Has a prior mortgage history. Lender provided an exception with comp factors.	50% LTV < 75% guideline max 4.28% DTI < 43% guideline max $506k+ in reserves	Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-13): Client elects to waive.			12/13/2019	2	B	09/19/2019	NJ	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009538	XXX	15415623	1009538-26045	12/11/2019	Credit	Credit	Credit Documentation	Insufficient Verification of Rental History.		Settlements Statement in file reflects sale of prior residence 02/118. A copy of the lease from 2018 to 2019 was provided but proof of 12 month rent history was not provided. Guides allow no history if: 80% or the program maximum, whichever is lower on Full/Alternative Documentation and a Minimum credit score of 720 for an A+ credit grade and 700 for an A credit grade. Borrower credit score is 680. A lender exception was not provided and proof of last 12 months rent of $3,700 was not documented.			Reviewer Comment (2020-01-08): Received payment history documenting last 31 months rental history. Buyer Comment (2020-01-07): Two lease agreements are in the file, along with XXX account history showing withdrawals of rent payments for borrower's prior rental history.	01/08/2020			1	A	09/19/2019	CO	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	1009538	XXX	15439922	1009538-6583	12/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Fee increase without valid COC however sufficient cure of $250 provided to borrower to clear all tolerance violations.					12/13/2019		1	A	09/19/2019	CO	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	1009538	XXX	15439923	1009538-6583	12/13/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $725.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee increase without valid COC however sufficient cure of $250 provided to borrower to clear all tolerance violations.					12/13/2019		1	A	09/19/2019	CO	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXX	1009729	XXX	15425479	1009729-6239	12/12/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 315.58599%				Reviewer Comment (2020-01-08): Guidelines do not have a hard guideline requirement for payment shock. Guides state payment shock >150%, may require further review unless there are compensating factors cited in the loan file. File reflects low DTI of 34%, $21K in residual income and $84K in reserves after closing. Buyer Comment (2020-01-07): There is no hard guideline requirement for payment shock and with compensating factors, payment shock >150% is acceptable; low DTI at 34%, $21K residual income, $84K in reserves after close.	01/08/2020			1	A	09/30/2019	MD	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	1009748	XXX	15424897	1009748-25838	12/12/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, CA Lease Agreement	Provide lease agreement for XXX to support monthly rent payment of $1,800			Reviewer Comment (2020-01-08): Lease agreement not required for calculation of rental income when done using schedule E. Buyer Comment (2020-01-07): Per DU, most recent tax return with Sch E is acceptable and file contains 2018 tax return/Sch E.	01/08/2020			1	A	10/09/2019	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1009748	XXX	15426028	1009748-6572	12/12/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/04/2019)	Please provide evidence borrower was given appraisal							2	B	10/09/2019	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXX	1009810	XXX	15433010	1009810-25838	12/13/2019	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, CA Other	The loan file is missing the appraisal on the departure residence to verify the amount of equity owned. The lender exercised option 1 which requires a letter of intent to sell and appraisal.			Reviewer Comment (2020-01-08): Departure residence appraisal provided reflecting 3 months marketing time and LTV within guideline requirement for exclusion. Buyer Comment (2020-01-07): Letter of Intent is located under the Prefund/Application folder, LOE - Address_011 pdf. Appraisal for departing residence located under Prefund/Credit folder, Non Subject-Loan Docs_32220 Via XXXX	01/08/2020			1	A	10/08/2019	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	1009844	XXX	15438682	1009844-2924	12/13/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided					Reviewer Comment (2020-01-08): Drive report provided reflecting no Red Flags.	01/08/2020			1	A	10/10/2019	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009862	XXX	15468206	1009862-3831	12/17/2019	Credit	Credit	Miscellaneous	Credit Exception:		The Loan Approval requires a WVOE reflecting the continuance of the borrower's overtime income. The loan file contains a WVOE however it does not indicate whether the borrower's overtime will continue. Continuance of overtime required to support the additional income for calculation.			Reviewer Comment (2020-01-08): WVOE reflects overtime received over last 2 years which validates continuance of overtime. Buyer Comment (2020-01-07): Income document meets guidelines. Borrower has been employed since 1995 with overtime being received for over 2 years.	01/08/2020			1	A	10/03/2019	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009862	XXX	15475046	1009862-6572	12/17/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/26/2019)	Provide evidence the borrower received a copy of the appraisals on or before 10/01/2019.							2	B	10/03/2019	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXX	1009862	XXX	15475047	1009862-6543	12/17/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $150.00 plus 10% or $165.00. Insufficient or no cure was provided to the borrower. (0)	The recording fee increased from $150 to $200 on the Final CD. The COC dated 10/3/2019 in file does not give a reason for the increase therefore is invalid. Please provide a Letter of Explanation, Proof of Delivery, Copy of Refund Check ($35), and Corrected CD.			Reviewer Comment (2020-01-22): AMC reviewed final settlement statement indicating the recording fees charged are within threshold. Exception Cleared. Buyer Comment (2020-01-17): 01/17/2020 BB - Recording Fee was reduced to $97.00 on PC CD dated 10/24/2019 and supported by Recording Fee charged to Buyer on Master Final Settlement Statement in file.	01/22/2020			1	A	10/03/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1009983	XXX	15485330	1009983-7115	12/18/2019	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The IEAD shows $8244.26 initial escrow account payment, the final CD shows $8011.92, the post close CD shows $8,244.26.							2	B	10/21/2019	CA	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009983	XXX	15485348	1009983-6583	12/18/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $350.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	The final CD shows a lender credit of $500 that covers the tolerance violation.					12/18/2019		1	A	10/21/2019	CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009983	XXX	15485447	1009983-6583	12/18/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	An Exterior Appraisal fee was added on the 10/2/19 CD and the CIC does not address the fee addition, the lender credit does not cover this increase.					12/18/2019		1	A	10/21/2019	CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXX	1009983	XXX	15495603	1009983-3831	12/19/2019	Credit	Credit	Miscellaneous	Credit Exception:		The appraisal indicates the subject is zoned: "AR-1-2 / Agricultural, Residential with 1 acre minimum".	740 representative FICO score > 680 Borrower has employment stability for 20 years in the same position. $740k in reserves $24k in monthly residual income	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-12-19): Appraiser provided 9 comparable properties (7 closed and 2 listings). 4 comparables are within 1 miles of the subject property. Zoning is to allow for larger site sizes (min 1 acre). Subject property is not rural in nature or use.			12/19/2019	2	B	10/21/2019	CA	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXX	1009998	XXX	15471714	1009998-7115	12/17/2019	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								2	B	10/15/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1010012	XXX	15468884	1010012-5791	12/17/2019	Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA was dated from closing 10/03/2019 not origination.							2	B	10/03/2019	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1008518	XXX	15479461	1008518-6544	12/18/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,235.50 exceeds tolerance of $2,996.00 plus 10% or $3,295.60. Sufficient or excess cure was provided to the borrower. (0)								2	B	08/02/2019	AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008518	XXX	15479871	1008518-5404	12/18/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1065 (2018), K-1 (2018)	Filed contained a CPA letter concerning XXX reflecting single entity wholly owned by XXX, LLC; however, CPA did not address XXX LLC. This entity contains a separate EIN as well under # XXX and file contains balance sheet and profit and loss indicating self employed ownership. There is no 1065 or CPA explanation for omission of ownership documentation for this entity. Please provide detailed CPA letter /1065 and K-1'.			Reviewer Comment (2020-01-09): XXX is single member entity and as such no 1065 or K-1 is required as income is reported through borrower's 104 schedule B. Buyer Comment (2020-01-08): The CPA letter states it is a single member entity so there is no 1065 or K1 as the single member entity reports through the borrowers 1040 Sch B.	01/09/2020			1	A	08/02/2019	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXX	1008667	XXX	15488517	1008667-4702	12/18/2019	Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.		Provide most recent two (2) months bank statements from XXX account ending in #1174			Reviewer Comment (2020-01-06): Funds from acct #XXX not used for close or reserves. Verified funds are sufficient for close and reserves. Buyer Comment (2020-01-03): XXX account #XXX not utilized for assets to close or reserves.	01/06/2020			1	A	09/12/2019	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXX	1008667	XXX	15489251	1008667-25158	12/18/2019	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								2	B	09/12/2019	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXX	1008794	XXX	15489510	1008794-4702	12/18/2019	Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	Financial Institution: XXX / End Date: 09/24/2019 // Account Type: Stocks/Bonds / Account Number: 8534	VOD provided only shows the current balance. No past history provided.			Reviewer Comment (2020-01-07): Statement provided in file reflects 3 months period. Transaction history shows updated balance used for assets calculations. Buyer Comment (2020-01-06): The XXX investment account history was provided in the file. See PreFund / Assets / Investment Account Statement_XXX_XXX_220190710_pdf.	01/07/2020			1	A	10/11/2019	NY	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009014	XXX	15489950	1009014-26699	12/18/2019	Credit	Guideline	Guideline Issue	A non-arm's length purchase transaction is allowed on a primary residence only.	Occupancy: Investment	The Subject loan was a Non-Arm's length transaction as it was a market transaction. Lender approval within the loan file accepting the Market transaction with Compensating Factors.	Borrowers middle FICO score is 766 and a 680 is required. The Borrower has over 39 months of reserves and the loan file requires 15 months total for subject and 2 financed REO.	Aggregator Aggregator	Reviewer Comment (2019-12-19): Client elects to waive with comp factors.			12/19/2019	2	B	09/16/2019	CA	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXX	1009043	XXX	15493830	1009043-6331	12/19/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-267.00. (9300)	Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-267.00.			Reviewer Comment (2020-01-17): COC -- loan was re-priced due to appraisal value came in low Buyer Comment (2020-01-15): Please see COC attached.	01/17/2020			1	A	09/25/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	C	A	Non QM	Non QM	Yes
XXX	1009043	XXX	15493944	1009043-25454	12/19/2019	Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file contains a collateral underwriter but not the desk review. Please provide a CDA.			Reviewer Comment (2020-01-09): UCDP reflects CU score of 2.3 acceptable as score is under 2.5.	01/09/2020			1	A	09/25/2019	CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	C	A	Non QM	Non QM	No
XXX	1009062	XXX	15501424	1009062-6572	12/19/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/08/2019)	The signed closing acknowledgement from Borrower stating they received a copy of the appraisal is missing from the loan file.							2	B	10/25/2019	NY	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009062	XXX	15501425	1009062-6572	12/19/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/08/04/2019)	The signed closing acknowledgement from Borrower stating they received a copy of the appraisal is missing from the loan file.							2	B	10/25/2019	NY	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009062	XXX	15501426	1009062-6572	12/19/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/08/10/2019)	The signed closing acknowledgement from Borrower stating they received a copy of the appraisal is missing from the loan file.							2	B	10/25/2019	NY	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009062	XXX	15501467	1009062-4245	12/19/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 72.20225% exceeds Guideline loan to value percentage of 70.00000%.	The LTV exceeds 70% due to more than 10 financed Properties. Lender Exception: A third appraisal was received due to a rent schedule being provided and the prior two appraisers not willing to provide. Third appraisal had a reduced value which took LTV > 70%. Borrower has experience managing rental properties. Allowing higher LTV with greater than 10 financed properties. Compensating factors are included.	740 representative FICO score > 680 guideline minimum - 60 points above guideline minimum Required Residual Income is $1,500.00 and the Borrower has $74,003.21.	Aggregator Aggregator	Reviewer Comment (2019-12-20): Client elects to waive with comp factors.			12/20/2019	2	B	10/25/2019	NY	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009062	XXX	15501468	1009062-4246	12/19/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 72.20225% exceeds Guideline combined loan to value percentage of 70.00000%.	The LTV exceeds 70% due to more than 10 financed Properties. Lender Exception: A third appraisal was received due to a rent schedule being provided and the prior two appraisers not willing to provide. Third appraisal had a reduced value which took LTV > 70%. Borrower has experience managing rental properties. Allowing higher LTV with greater than 10 financed properties. Compensating factors are included.	740 representative FICO score > 680 guideline minimum - 60 points above guideline minimum Required Residual Income is $1,500.00 and the Borrower has $74,003.21.	Aggregator Aggregator	Reviewer Comment (2019-12-20): Client elects to waive with comp factors.			12/20/2019	2	B	10/25/2019	NY	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009068	XXX	15503742	1009068-6572	12/19/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/28/2019)	Unable to determine when the borrowers received a copy of the appraisal.							2	B	10/03/2019	MA	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009068	XXX	15506989	1009068-6276	12/20/2019	Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.		The bank statements expire on 9/29/2019. Lender Exception: Allow extension of credit documentation expiration date to 120 days. Loan is schedule to close within 10 days of expiration date. Compensating Factors included.	Borrower has job stability for 10 years as a nurse. Guideline variance approved by lender at time of origination FICO Score of 801	Aggregator Aggregator	Reviewer Comment (2019-12-20): The bank statements expire on 9/29/2019. Lender Exception: Allow extension of credit documentation expiration date to 120 days. Loan is schedule to close within 10 days of expiration date. Compensating Factors included.			12/20/2019	2	B	10/03/2019	MA	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009563	XXX	15558887	1009563-7455	12/26/2019	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX LLC/S-Corp)	The exception is present based on not having a personal return for 2018 to correlate to the business return for 2018. The 2018 4868 extension is present.			Reviewer Comment (2020-01-21): File contains 2 years personal returns and two years business returns, just not the same two years. Buyer Comment (2020-01-17): Meets guidelines with extension for 2018. Used most recent 2 years of 2016 and 2017.	01/21/2020			1	A	10/11/2019	IL	Primary	Purchase		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009563	XXX	15558888	1009563-7456	12/26/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/07/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.							2	B	10/11/2019	IL	Primary	Purchase		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009563	XXX	15558890	1009563-6643	12/26/2019	Compliance	Compliance	State Compliance	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.				Reviewer Comment (2020-01-28): TD recorded mortgage provided with required document attached. Buyer Comment (2020-01-27): Recorded mortgage with exemption uploaded.	01/28/2020			1	A	10/11/2019	IL	Primary	Purchase		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009563	XXX	15558891	1009563-26033	12/26/2019	Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/12/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/12/2019)	Consent for E sign was given on 8/13 which is more than 3 days from loan application of 8/7. Provide proof Loan Estimate was mailed within 3 days of application or an E sign agreement dated 8/12/2019.			Reviewer Comment (2020-01-22): No proof located in the loan file that the initial LE was received by the borrower within three days of the initial application date on 8/7. Based on current loan file data, the exception must remain. Proof of earlier receipt required to clear. Buyer Comment (2020-01-17): LE was sent within 3 days of the application on 8/12 (weekend). e-consent and LE were sent to borrower on 8/12. Timing is acceptable. (see Disclosure Tracking summary_001_cond_106029 in the compliance conditions section)				3	C	10/11/2019	IL	Primary	Purchase		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009563	XXX	15558945	1009563-20305	12/26/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/07/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX/Schedule C)	Exception is an ATR informative EV2 (non-material) exception and is set because there is no personal return for 2018 to correlate to the business return for 2018.							2	B	10/11/2019	IL	Primary	Purchase		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1009563	XXX	15558946	1009563-3867	12/26/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	The exception is present based on not having a personal return for 2018 to correlate to the business return for 2018. The 2018 4868 extension is present.			Reviewer Comment (2020-01-21): HPQM Loan Buyer Comment (2020-01-17): Meets guidelines with extension for 2018. Used most recent 2 years of 2016 and 2017.	01/21/2020			1	A	10/11/2019	IL	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009563	XXX	15558947	1009563-17649	12/26/2019	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/10/2019)	x			Reviewer Comment (2019-12-26): PCCD dated 10/25/19 , Borrower PCCD and Seller CD closing fees matched.		12/26/2019		1	A	10/11/2019	IL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009631	XXX	15668752	1009631-20305	01/02/2020	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/06/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 04/15/2019. (XXX LLC/Schedule K-1 less than 25 Percent)	Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions have been filed, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.							2	B	09/20/2019	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1008654	XXX	15642333	1008654-6583	12/30/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final CD reflects sufficient cure of $42 provided to borrower.					12/30/2019		1	A	08/01/2019	MO	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008654	XXX	15652989	1008654-6583	12/30/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Other. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75225)	$25 Title - Other fee added on initial CD.					12/30/2019		1	A	08/01/2019	MO	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1008654	XXX	15653098	1008654-25677	12/30/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								2	B	08/01/2019	MO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009334	XXX	15650364	1009334-26033	12/30/2019	Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/01/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/01/2019)				Reviewer Comment (2020-01-24): Received e-consent dated 7/1/19. Buyer Comment (2020-01-22): Esign Certificate indicates LE was sent on 7/1/2019 has been uploaded. Reviewer Comment (2020-01-22): Please provide E-Sign Cert dated within 3 business days of the application date., Unable to locate in the loan file Buyer Comment (2020-01-17): Esign completion certificate and LE are both dated 7/1. Borrower e-signed both on 8/3 which is acceptable.	01/24/2020			1	A	11/01/2019	NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
XXX	1009334	XXX	15650670	1009334-3867	12/30/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	All fees and figures per final CD and match.			Reviewer Comment (2020-01-27): File redesignated. Buyer Comment (2020-01-24): Please change to HPQM designation. Reviewer Comment (2020-01-24): We are in receipt of e-consent reflecting date of 7/1/19 however Originator Loan designation of Safe Harbor QM does not match due diligence of HPQM Buyer Comment (2020-01-22): Esign Certificate indicates LE was sent on 7/1/2019 has been uploaded.	01/27/2020			1	A	11/01/2019	NV	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
XXX	1009334	XXX	16041236	1009334-6642	01/27/2020	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	File Redesignated.			Reviewer Comment (2020-01-27): Client acknowledges finding.			01/27/2020	2	B	11/01/2019	NV	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
XXX	1009377	XXX	15652648	1009377-4433	12/30/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/18/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/18/2019)	Final Closing Disclosure provided on 10/18/2019 did not disclose whether Lender does not offer an escrow account or if borrower declined an escrow account			Reviewer Comment (2020-01-22): AMC received a corrected CD and LOE. Exception Cured. Buyer Comment (2020-01-18): Issue is both outside of scope TRID Grid 3.0 and documents already received that address the issue. Buyer Comment (2020-01-17): PCCD in file (Compliance conditions section) dated 11/05/2019 has been properly corrected to show borrower declined. POD is in file as well.		01/22/2020		2	B	10/18/2019	IL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1009377	XXX	15652650	1009377-6542	12/30/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,252.35 exceeds tolerance of $1,234.20. Insufficient or no cure was provided to the borrower. (7200)	The Closing Disclosure Dated 10/11 has a closing date listed as 10/10. Provide an attestation listing what the correct closing date should be listed as on this CD and a corrected CD			Reviewer Comment (2020-01-22): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2020-01-17): 1/17/2020 BC Closing Disclosure dated 10/18/2019 is in the file. Date is correct, Note is dated 10/18/2019.	01/22/2020			1	A	10/18/2019	IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1009518	XXX	15743921	1009518-3831	01/08/2020	Credit	Credit	Miscellaneous	Credit Exception:		Allow a Rural Residential Property (however, the appraisal does reflect Suburban). Lender Exception: Property is located within 15 miles of XXX, Small acreage lot with no outbuildings. Comps are within a mile of the subject property in a subdivision of homes with similar amenities. Compensating factors are included.	15.582%% DTI on this Full documentation loan < 43% guideline max - 27.42% below program guideline maximum Reserve amount is $225,258.45 and only $38,693.61 is needed. 770 representative FICO score >680 guideline minimum - 90 points above guideline minimum	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-09): Lender approved exception allowing a Rural Residential Property (however, the appraisal does reflect XXX). Property is located within 15 miles of XXX, Small acreage lot with no outbuildings. Comps are within a mile of the subject property in a subdivision of homes with similar amenities. Compensating factors are included.				2	B	09/28/2019	WA	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
XXX	1009518	XXX	15744056	1009518-3831	01/08/2020	Credit	Credit	Miscellaneous	Credit Exception:		Missing recent 2 months of housing history. Lender Exception: Borrower has substantial other housing history covering a 14 year time-frame. All paid as agreed. Compensating factors are included.	15.582%% DTI on this Full documentation loan < 43% guideline max - 27.42% below program guideline maximum Reserve amount is $225,258.45 and only $38,693.61 is needed. 770 representative FICO score >680 guideline minimum - 90 points above guideline minimum	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-09): Lender approved exception for missing recent 2 months of housing history. Borrower has substantial other housing history covering a 14 year time-frame. All paid as agreed. Compensating factors are included.				2	B	09/28/2019	WA	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
XXX	1009518	XXX	15744714	1009518-25367	01/08/2020	Compliance	Compliance	Federal Compliance	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	The Initial signed 1003 reflects the declaration question I as a Primary. However, there are additional 1003s that are not signed within the loan file that reflect the same question and answered as no intent to occupy as primary.
Reviewer Comment (2020-01-27): Client attests that initial 1003 and Appraisal reading Owner Occupied are clerical errors.  Final 1003 marked as Not intending to occupy and appraisal states property is rented.

Buyer Comment (2020-01-24): There is a signed LOE in the file that indicates the borrower is living with his daughter.

Reviewer Comment (2020-01-21): Please provide a written lender attestation that occupancy was marked in error.

Buyer Comment (2020-01-17): Loan was underwritten and closed as a refinance of an investment property.  Final signed 1003 indicates will not occupy.  Attached for your review is the Final signed 1003.

															01/27/2020			1	A	09/28/2019	WA	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
XXX	1009518	XXX	15744796	1009518-890	01/08/2020	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report Date: 08/27/2019	The Appraisal reflects the Owner as Occupant. However, the Borrower is in the middle of moving out of the residence.
Reviewer Comment (2020-01-27): Client attests that initial 1003 and Appraisal reading Owner Occupied are clerical errors.  Final 1003 marked as Not intending to occupy and appraisal states property is rented.

Buyer Comment (2020-01-24): the 1007 in the appraisal indicated that the property is currently rented. There is also an LOX in the file that the borrower moved out and was living with his daughter at the time of the refinance. The box on the appraisal that it the property was owner occupied what in error. The final 1003 signed and dated 9/30/2019 also indicates that the borrower does not intend to occupy the property. The combination of these documents should be sufficient to clear the exception.

Reviewer Comment (2020-01-21): Due to the appraisal reflecting the subject as being owner occupied please provide documentation confirming that the borrower had indeed vacated and the property was no longer being used as a primary residence at the time of close i.e utility bill from primary.

Buyer Comment (2020-01-17): The appraisal for the subject property was updated to include Single Family Rental Comps and the 216 Operating Income statement indicating tenant occupied and current monthly rent.  Attached for your review is the appraisal for the subject property.

															01/27/2020			1	A	09/28/2019	WA	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
XXX	1009518	XXX	15744927	1009518-6459	01/08/2020	Credit	Credit	Credit Eligibility	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX	There are Red Flags listed on the Drive report that have not been cleared and or time stamped as cleared. Drive report reflects ID verify and app verify as Auto Refer.			Reviewer Comment (2020-01-24): Client attests that they will address this internally. Reviewer Comment (2020-01-23): Client to provide a signed letter of explanation as to why Red Flags were not addressed by UW. Buyer Comment (2020-01-22): The Drive Report is an internal QC tool. The items noted on the Drive Report were in the file and Galton does not require these to be cleared. When the underwriter can see they are addressed, they will continue the underwrite of the file. No additional notes or clearing is required.	01/24/2020			1	A	09/28/2019	WA	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
XXX	1009518	XXX	16097874	1009518-25368	01/30/2020	Compliance	Compliance	Federal Compliance	Disparity in Occupancy - Not High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								2	B	09/28/2019	WA	Investment	Refinance - Rate/Term		C	B	C	B	C	B	A	A	N/A	N/A	No
XXX	1009553	XXX	15748442	1009553-6542	01/08/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $225.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Final CD does not reflect a cure for the addition of the $225.00 Transfer Tax. Provide VCC or cure with corrected CD to the borrower.
Reviewer Comment (2020-01-22): exception cleared changed fee to correct name which was recording for SB2

Reviewer Comment (2020-01-22): Corrected CD and LOE to borrower to cure.  SB2 fee is a recording fee and needs to be disclosed on Line 1 in Section E on page 2 of the CD which is for Recording Fees.  Cure check not required as  Recording Fees were disclosed on LE at $520

Buyer Comment (2020-01-17): 1/16/2020 BC - The SB 2 fee is a special recording fee and not a transfer tax. The 225.00(which decreased to 75.00 on the PCCD dated 10/31/2019), when combined with the standard recording fee of 150.00 is still under the 520.00 initially disclosed on the LE dated 8/14/2019.

															01/22/2020			1	A	10/15/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009614	XXX	15651596	1009614-4087	12/30/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Disclosure was not signed by the Borrower.							2	B	10/18/2019	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009614	XXX	15651597	1009614-6583	12/30/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $667.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Lender credited the Borrower on the Closing Disclosure for the Exceeded Tolerance of legal limits.					12/30/2019		1	A	10/18/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009614	XXX	15651651	1009614-6583	12/30/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $57.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7568)	The Lender credited the Borrower at closing for the exceeded tolerance fail.					12/30/2019		1	A	10/18/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXX	1009832	XXX	15656817	1009832-6542	12/31/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,065.40 exceeds tolerance of $4,085.00. Insufficient or no cure was provided to the borrower. (7200)	Discount fee increased to $5065.40 from $4085. COC in file is dated 10/16/19 which is date of consummation however does not match date of closing per page 1 of CD.							3	C	10/15/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009832	XXX	15656818	1009832-6542	12/31/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $595.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73196)	Underwriting fee increased to $595 without valid COC.			Reviewer Comment (2020-01-22): confirmed fee was disclosed on the LE Buyer Comment (2020-01-17): 01/16/2020 BC The Underwriting Fee of 595.00 was disclosed on the initial LE dated 8/13/2019.	01/22/2020			1	A	10/15/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009857	XXX	15758706	1009857-25838	01/09/2020	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX, CA Lease Agreement	Please provide lease or rental documentation for XXX. Final 1003 has a rent of $4,950, however, we need documentation to support this.			Reviewer Comment (2020-01-21): Lease not required as full payment counted against DTI adjusted calculated DTI still within program guidelines. Buyer Comment (2020-01-17): The full payment for XXX was included in the DTI calculation. Lease is not required. Attached for your review is the final 1003 and 1008 showing the mortgage payment for this property was not excluded.	01/21/2020			1	A	10/26/2019	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXX	1009883	XXX	15656861	1009883-6239	12/31/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 164.82465%	164% payment shock exceeds guidelines of 150%.			Reviewer Comment (2020-01-09): Guidelines do not stipulate a hard payment shock. States payment shock of 150% may need additional review if compensating factor are not present. File reflect low DTI, $114K in reserves, and $14K in residual income. Buyer Comment (2020-01-08): There is no hard guideline for payment shock and if there are compensating factors, a payment shock over 150% is ok. The borrower is not a first-time homebuyer, with a low DTI, $114K in reserves, $14K residual income. No exception is needed.	01/09/2020			1	A	10/11/2019	AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1010142	XXX	15660833	1010142-6542	12/31/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee. Fee Amount of $650.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77166)	Final disclosure reflects a total expense for the Title - Attorney Fee of $650.00, not previously disclosed and paid to a different service provider, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing. Provide a post-closing CD showing the correction with a cure to the borrower. And a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2020-01-22): Confirmed borrower shopped for fees Buyer Comment (2020-01-17): 1/16/2020 BC The attorney's fees in section C are borrower's provider, they are not on the service provider's list and not subject to tolerance.	01/22/2020			1	A	10/29/2019	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	C	A	Non QM	Non QM	Yes
XXX	1010142	XXX	15660914	1010142-25454	12/31/2019	Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan file is missing the CDA report			Reviewer Comment (2020-01-21): Upon further review loan approved under SL1 program. Per SL1 program guidelines CDA not required when CU score is 2.5 or less per UCDP in file CU score is 1.3. Buyer Comment (2020-01-17): Loan was originated under the Streamline 1st lien program. A CDA is not required with a CU score of 2.5 or less. This loan has a CU score of 1.3. Please refer to the 8/1/2019 Galton guidelines, page 113. Attached for your review is the UCDP Submission Summary indicating a CU score of 1.3.	01/21/2020			1	A	10/29/2019	FL	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1010142	XXX	15660930	1010142-22790	12/31/2019	Credit	Credit	Miscellaneous	A copy of Asset Verification Report is not on file.		Missing documentation to validate 2017 taxes of $6268 have been paid. However, the lender allowed an exception. IRS policy indicates that all or part of the current year refund will be adjusted to pay for any prior taxes owed. Assumption 2017 tax bill paid as borrower received 2018 refund. Borrower also has sufficient assets to payoff tax bill from reserves and still qualify.	770 representative FICO score > 680 guideline minimum DTI 40.61% (max DTI 45%), Borro $14k+ in monthly residual income	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-02): Client elects to waive with comp factors.			01/02/2020	2	B	10/29/2019	FL	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1009613	XXX	15700459	1009613-26266	01/04/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,440.52 on Final Closing Disclosure provided on 10/22/2019 not accurate. (Final/10/22/2019)	The Final CD reflects $6,440.52 in Estimated Property Costs over Year 1. Calculated amount is $4,476.36 based on verified insurance of $86.50 a month and verified taxes of $286.53 a month. Please provide a Letter of Explanation & Corrected Closing Disclosure.
Reviewer Comment (2020-01-22): Confirmed Taxes from Tax Cert and HOA from HOA Doc

Buyer Comment (2020-01-18): TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."

Buyer Comment (2020-01-17): HOA dues are $156.95 mo per HOA  (see whispering Ridge Community Association document in compliance conditions section)
Taxes are $293.26 per   (SeeTax Record Sheet in compliance conditions section)
Insurance is $86.50 (see Hazard Insurance Binder in compliance conditions section)

$6440.52 is correct.

															01/22/2020			1	A	10/23/2019	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009613	XXX	15700460	1009613-2666	01/04/2020	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2019, prior to three (3) business days from transaction date of 10/XX/2019.	The 10/22/19 CD was not signed and therefore has a receipt date of 10/25/2019 which is considered the Final CD for testing. The eligible disbursement date is 10/30/2019. Please provide a Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
Reviewer Comment (2020-01-24): Received loan tracking summary reflecting e-consent date of 7/23/19 and reflecting CD dated 10/22/19 e-signed 10/22/19.

Buyer Comment (2020-01-22): See Disclosure Tracking, CD was sent to borrower on 10/22/2019 and seen by borrower.

Reviewer Comment (2020-01-21): Although the 10/21/2019 CD is signed 10/23/2019 by the borrower there is a 10/22/2019 CD that is unsigned with a presumed received on date of 10/XX/2019 (transaction date). The 10/22/2019 CD is the Final CD used for testing. The legible disbursement date based on the 10/XX/2019 CD would be 10/30/2019.

Buyer Comment (2020-01-17): 1/16/2020 BC The Closing date is 10/23/2019. The final CD does not need to be signed.The dates on the rescission and CD dated 10/22/2019 are accurate.

															01/24/2020			1	A	10/23/2019	AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009613	XXX	15700461	1009613-2647	01/04/2020	Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The 10/22/19 CD was not signed and therefore has a receipt date of 10/25/2019 which is considered the Final CD for testing. The expected expiration date is 10/29/2019. Please provide a Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
Reviewer Comment (2020-01-24): Received loan tracking summary reflecting e-consent date of 7/23/19 and reflecting CD dated 10/22/19 e-signed 10/22/19.

Buyer Comment (2020-01-22): See Disclosure Tracking, CD was sent to borrower on 10/22/2019 and seen by borrower.

Reviewer Comment (2020-01-21): As the CD dated 10/22/19 was not signed by borrower presumed received date is utilized 3 days after date of document resulting in presumed receipt date of 10/XX/19 which is therefore becomes transaction date for testing purposes.  Please provide signed copy of CD dated 10/22/19.

Reviewer Comment (2020-01-21): Although the 10/21/2019 CD is signed 10/23/2019 by the borrower there is a 10/22/2019 CD that is unsigned with a presumed received on date of 10/25/2019 (transaction date). The 10/22/2019 CD is the Final CD used for testing. The expected expiration is 10/2/2019 whereas the ROR has an expiration of 10/26/2019.

Buyer Comment (2020-01-17): 1/16/2020 BC The Closing date is 10/23/2019. The final CD does not need to be signed.The dates on the rescission and cd dated 10/22/2019 are accurate.

															01/24/2020			1	A	10/23/2019	AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009497	XXX	15685952	1009497-6331	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-344.76 is less than amount of binding Lender Credit previously disclosed in the amount of $-10,003.00. (9300)	All figures verifed with documents provided. All valid change of circumstances provided for rate locks and rate lock extensions deminishing the amount of the lender credit.			Reviewer Comment (2020-01-22): Upon further review, the exception is cleared. Buyer Comment (2020-01-18): all documents are in the file provided	01/22/2020			1	A	10/28/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	1009798	XXX	15725337	1009798-25838	01/07/2020	Credit	Income / Employment	Income Documentation	REO Documents are missing.	Address: XXX Lease Agreement	The 1007/Lease Agreement was not provided for this REO however rental income was used to qualify. Please provide lease agreement and/or 1007.
Reviewer Comment (2020-01-21): Received Operating Income Statement.

Buyer Comment (2020-01-17): This loan is an Expanded A+ - Base program. Per Galton Funding Base Program guidelines: If the appraisal, including Form 1007 or Form 1025, or current leases are being used for rental income:
Rental income is calculated by multiplying the gross monthly rent(s) by 75%. This is referred to as “Monthly Market Rent” on Form 1007 or Form 1025. If leases are provided, the lower of the market rents or leases will be used for qualifying. For rental income calculation, refer to the Fannie Mae Seller Guiide.
Per Fannie:  If the borrower does not have a history of renting the property (purchase) Form 1007 or Form 1025, as applicable, and copies of the current lease agreements(s).  If the property is not currently rented, lease agreements are not required and From 1007 or Form 1025 may be used.  In this case, the appraisal shows the property is not currently rented. (See Operating Income Statement where appraiser validates the property is not currently rented.) Form 1007 is used for rental income qualifications.

															01/21/2020			1	A	10/07/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009798	XXX	15733076	1009798-3831	01/08/2020	Credit	Credit	Miscellaneous	Credit Exception:		Guidelines require a 24 month primary housing history. The borrower lived rent free with his parents from 9/10/2018 - 12/1/2018. Lender exception in the file for the missing 24 months.	FICO 775 (min FICO 640) $201k+ in reserves $6900 in monthly residual	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-08): Lender exception was provided with comp factors			01/08/2020	2	B	10/07/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009797	XXX	15708512	1009797-26045	01/06/2020	Credit	Credit	Credit Documentation	Insufficient Verification of Rental History.		Guidelines require a 24 month primary housing history. The borrower lived rent free with his parents from 9/10/2018 - 12/1/2018. Lender Exception: Borrower has prior mortgage history dating back to 12/2016 before gap in housing history for 3 months. All payments made on-time and current housing history paid as agreed. Compensating Factors are included.	771 representative FICO score > 680 guideline minimum - 91 points above guideline minimum The Borrower needs $70,268.73 for required reserves (9 months on Subject Property and 3 months each additional REO) the Borrower has $341,884.73 $8,830.29 in residual income > $1,500 minimum.	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Client elects to waive based on compensating factors.			01/06/2020	2	B	10/07/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009797	XXX	15708781	1009797-6459	01/06/2020	Credit	Credit	Credit Eligibility	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX	The Drive Report in the loan file does not have any evidence of issues being cleared. (The report typically has issues marked as "Cleared" which also includes a time stamp of these cleared issues.)			Reviewer Comment (2020-01-24): Client attests that they will address this internally. Reviewer Comment (2020-01-23): Client to provide a signed letter of explanation as to why Red Flags were not addressed by UW. Buyer Comment (2020-01-22): The Drive Report is an internal QC tool. The items noted on the Drive Report were in the file and Galton does not require these to be cleared. When the underwriter can see they are addressed, they will continue the underwrite of the file. No additional notes or clearing is required.	01/24/2020			1	A	10/07/2019	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009546	XXX	15685386	1009546-6583	01/02/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	The Lender credited the Borrower $150.00 on the Closing Disclosure for the exceed legal limit amount regarding the Appraisal review.					01/02/2020		1	A	09/27/2019	UT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXX	1009887	XXX	15711505	1009887-6276	01/06/2020	Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.		The Bank statement expired 10/29/2019. Lender Exception: Loan closed 10/30/2019. Statement is > 90 days but less than 120 days at time of closing. Compensating Factors are included.	755 representative FICO score > 680 guideline minimum - 75 points above guideline minimum Borrower has Self-employment stability for 10 years as a Dentist. $41,640.06 in residual income > $1,500 guideline minimum. $528k+ in reserves	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Client elects to waive based on compensating factors			01/06/2020	2	B	10/30/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009887	XXX	15711879	1009887-23923	01/06/2020	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The Hazard Insurance does not contain evidence of the Mortgagee Clause.							2	B	10/30/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009887	XXX	15711987	1009887-6459	01/06/2020	Credit	Credit	Credit Eligibility	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX	The Drive Report in the loan file is Auto Refer with a Drive Score of 0 and does contain red flagged issues. However, none of the issues listed have been cleared with an explanation and time stamp.			Reviewer Comment (2020-01-24): Client attests that they will address this internally. Reviewer Comment (2020-01-23): Client to provide a signed letter of explanation as to why Red Flags were not addressed by UW. Buyer Comment (2020-01-22): The Drive Report is an internal QC tool. The items noted on the Drive Report were in the file and Galton does not require these to be cleared. When the underwriter can see they are addressed, they will continue the underwrite of the file. No additional notes or clearing is required.	01/24/2020			1	A	10/30/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009887	XXX	15713739	1009887-3831	01/06/2020	Credit	Credit	Miscellaneous	Credit Exception:		Bank statement expired 10/29/2019	755 representative FICO score > 680 guideline minimum - 75 points above guideline minimum Borrower has Self-employment stability for 10 years as a Dentist. $41,640.06 in residual income > $1,500 guideline minimum. $528k+ in reserves	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Client Elects to Waive based on compensating factors			01/06/2020	2	B	10/30/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1008818	XXX	15668828	1008818-6572	01/02/2020	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/15/2019)	File does not contain acknowledgement of borrower receiving appraisals 3 days prior to closing nor does it contain evidence of when each valuation model was received by borrower.							2	B	09/13/2019	IL	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXX	1009780	XXX	15706867	1009780-25158	01/06/2020	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								2	B	11/08/2019	TX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1009780	XXX	15706868	1009780-24188	01/06/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $641.30 on Final Closing Disclosure provided on 11/07/2019 not accurate. (Final/11/07/2019)				Reviewer Comment (2020-01-24): Per additional consideration 32, the amounts the consumer will be required to pay are within scope. Buyer Comment (2020-01-22): 01/18/2020 MAC: Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."				3	C	11/08/2019	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009780	XXX	15706869	1009780-6545	01/06/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $532.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7335)								2	B	11/08/2019	TX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009780	XXX	15706881	1009780-4376	01/06/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/07/2019 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/07/2019)	The Attorney Review Fee of $150 was not included in the Finance Charge. Please refund fee and provide an updated Post Close CD.
Reviewer Comment (2020-01-22): SitusAMC received required documents, exception is cleared.

Buyer Comment (2020-01-18): Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."

Buyer Comment (2020-01-17): 1/16/200 BC The Attorney Fee of $150.00 was disclosed as a PPFC on the  Initial LE dated 9/19/2019 and also included as a PPFC in CE.

															01/22/2020			1	A	11/08/2019	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1009753	XXX	15706204	1009753-6542	01/06/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	The final disclosure showed an appraisal re-inspection for $175.00 that was not previously disclosured. Please provide a cure for $175.00.
Reviewer Comment (2020-01-27): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD required to cure.  Appraisal was completed 10/15/2019 and lender was aware appraisal was made "Subject To" However, the Re-inspection Fee was not added until the 10/28/2019 CD.  Fee not disclosed within 3 business days of the change occurring.

Buyer Comment (2020-01-22): The 10/28/2019  COC provided is prior to the completion/re inspection dated 10/30/2019.

Reviewer Comment (2020-01-22): AMC reviewed exception. The appraisal was completed 10/15 subject to however the fee was not disclosed until 10/28. The fee was not disclosed within 3 business days of changed circumstance.  Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-18): 10/28/2019 COC in file indicating $175.00 Appraisal Fee 1004D added.
1/16/2020 BC Need COC for reinspection fee of $175.00. Per appraisal report, the report was completed subject to the water heaters to be double-strapped - see pages 8 and 53 of the appraisal report .pdf. Also, there is a completed 1004D in file which supported the $175.00 1004D charge. COC, Appraisal, and 1004D to be uploaded for review.

																		3	C	11/08/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1009753	XXX	15706368	1009753-5404	01/06/2020	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX CPA Letter	The lender provided an exception. Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for XXX LLC.			Reviewer Comment (2020-01-06): Handled in misc Credit exception	01/06/2020			1	A	11/08/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1009753	XXX	15712933	1009753-3831	01/06/2020	Credit	Credit	Miscellaneous	Credit Exception:		Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for XXX LLC Missing verification of self-employment within 30 calendar days prior to the Note Date for XXX LLC.	762 representative FICO score > 680 guideline minimum 34.82% LTV < 85% guideline max $5k+ in monthly residual income	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Client elects to waive based on compensating factors			01/06/2020	2	B	11/08/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXX	1010105	XXX	15764790	1010105-3867	01/10/2020	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Loan Submitted as Safe Harbor - However Loan results indicate High Priced Safe Harbor- Please provide re-designation			Reviewer Comment (2020-01-23): Client changed from Safe Harbor QM to Higher Priced QM. Buyer Comment (2020-01-22): Change designation to Higher Priced QM.	01/23/2020			1	A	11/12/2019	NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
XXX	1010105	XXX	16007843	1010105-6642	01/23/2020	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	Client changed from Safe Harbor QM to Higher Priced QM.							2	B	11/12/2019	NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
XXX	1008579	XXX	15671375	1008579-23923	01/02/2020	Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Provide Declarations Page for the hazard insurance reflecting "its' succors and/or assigns" - ISAOA for any future transfer of the mortgage or servicing.							2	B	09/06/2019	UT	Primary	Refinance - Cash-out - Other		C	C	B	B	C	C	A	A	Non QM	Non QM	No
XXX	1008579	XXX	15671651	1008579-24188	01/02/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 09/05/2019 not accurate. (Final/09/05/2019)	The subject property is a PUD with Association Dues of $20/mo. The Amount of Non-Escrowed Property Costs over Year 1 should be $240.00. Provide a PC CD with the amount corrected on page 4 and the correct information on Estimated Taxes, Insurance and Assessments of page 1, along with evidence the information was sent to the borrower.
Reviewer Comment (2020-01-24): Per additional consideration 32, the amounts the consumer will be required to pay are within scope.

Buyer Comment (2020-01-22): 1/22/2020 BC The Non Escrow property costs are not within the scope of review. They are not paid from the escrow account,

Reviewer Comment (2020-01-22): Letter of Explanation & Corrected Closing Disclosure to cure The amounts that the consumer will be required to pay over the first year after consummation are within the scope of testing, the descriptive name of each charge to be paid from the escrow account or the descriptive name of the charges that the consumer may have to pay for non-escrowed items is not within the scope of testing.

Buyer Comment (2020-01-18): Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."

																		3	C	09/06/2019	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	B	B	C	C	A	A	Non QM	Non QM	Yes
XXX	1010040	XXX	15738887	1010040-25029	01/08/2020	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	This loan was approved via Asset Qualifier.			Reviewer Comment (2020-01-08): Regraded to eV2-B, Asset Qualification loan program				2	B	10/31/2019	VA	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
XXX	1010040	XXX	15738889	1010040-26331	01/08/2020	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Qualification Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	This loan was approved via Asset Qualifier, lacking the DTI or residual income considerations.							2	B	10/31/2019	VA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
XXX	1010040	XXX	15738890	1010040-25040	01/08/2020	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	This loan was approved via Asset Qualifier, lacking the DTI or residual income considerations.							2	B	10/31/2019	VA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
XXX	1009445	XXX	15692345	1009445-3831	01/03/2020	Credit	Credit	Miscellaneous	Credit Exception:		Loan was underwritten at origination using asset depletion to calculate income. Asset Depletion is not an approved program per guidelines. File was reviewed using the asset qualifier program as shown in Galton Funding guidelines.			Reviewer Comment (2020-01-21): Upon further review loan was underwritten and closed as asset qualifier loan per individual loan summary report. Buyer Comment (2020-01-17): The Seller's name for a loan program may differ from the Galton loan program name. Attached for your review is the Individual Loan Summary (ILS) showing the loan was submitted, registered and locked and qualified as the Asset Qualifier program.	01/21/2020			1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	ATR Risk	No
XXX	1009445	XXX	15692606	1009445-24188	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,081.00 on Final Closing Disclosure provided on 10/23/2019 not accurate. (Final/10/23/2019)	The Appraisal reflects HOA fee of $144 annually however, the Final CD has non escrowed property costs over 1 year of $3,081. PC CD provided in file reflects $3,211.80. Please provide evidence of higher HOA fees or provide a Corrected CD and Letter of Explanation to the borrower.
Reviewer Comment (2020-01-24): HOA doc in file confirms monthly assessments

Buyer Comment (2020-01-22): ARM change should be 10/23/2019.

Buyer Comment (2020-01-22): The Loan did not change to an ARM until 10/23/2013. Please see Acknowledgement of Receipt of Disclosures dated 10/23/2019.

Buyer Comment (2020-01-22): 1/22/2020 BC These are non escrowed. They are not within the scope of review.

Reviewer Comment (2020-01-22): AMC reviewed exception. The escrow amounts paid over 1 year are still within scope. The invoice does not indicate if the frequency is monthly or yearly however the appraisal indicates yearly. Please provide a corrected CD and LOE to cure.

Buyer Comment (2020-01-18): Issue outside of scope TRID Grid 3.0: Item #8 of 2019-06 Compliance Bulletin states "previously reviewed loans that have not been securitized, impacted by changes under the new Grid will be updated as follows: Exceptions removed from scope under the new Grid will be regraded to an EV1-A and transitioned to a waived status with the comment referencing the SFA TRID Grid V 3.0."
An HOA invoice was in file which showed assessment of $144.00. However, the subject loan closed 10/23/2019 yet the invoice provided showed a Statement Date of 08/16/2018 - over one year prior to the subject loan close date. Therefore, the HOA invoice is inconclusive as to whether or not the HOA dues are $144.00/mo. or $144.00/year. The appraisal report states dues are $144.00/year which was also used during EM UW review.

															01/24/2020			1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	ATR Risk	Yes
XXX	1009445	XXX	15692607	1009445-25688	01/03/2020	Compliance	Compliance	Federal Compliance	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Missing ARM disclosure provided to borrower within 3 days of program change. The 10/2/19 CD reflects loan as adjustable however, the ARM disclosure provided in file is signed by the borrower 10/23/19.			Reviewer Comment (2020-01-24): Upon further review, file was initially a fixed rate and changed to an ARM per CD in file dated 10/2/2019. Buyer Comment (2020-01-22): The Loan did not change to an ARM until 10/23/2013. Please see Acknowledgement of Receipt of Disclosures dated 10/23/2019.	01/24/2020			1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	C	C	A	A	Non QM	ATR Risk	No
XXX	1009445	XXX	15692608	1009445-6306	01/03/2020	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Missing CHARM Booklet provided to borrower within 3 days of program change. The 10/2/19 CD reflects loan as adjustable rate however, the ARM disclosure provided in file is signed by the borrower 10/23/19.			Reviewer Comment (2020-01-24): Upon further review, file was initially a fixed rate and changed to an ARM per CD in file dated 10/2/2019.	01/24/2020			1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	C	C	A	A	Non QM	ATR Risk	No
XXX	1009445	XXX	15692711	1009445-6583	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $175.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)						01/03/2020		1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	C	A	C	C	A	A	Non QM	ATR Risk	Yes
XXX	1009445	XXX	15692712	1009445-6583	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $730.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						01/03/2020		1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	C	A	C	C	A	A	Non QM	ATR Risk	Yes
XXX	1009445	XXX	15692904	1009445-26331	01/03/2020	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Qualification Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Subject loan is a No Ratio - Asset Qualification loan.							2	B	10/23/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	ATR Risk	No
XXX	1009445	XXX	15710114	1009445-25029	01/06/2020	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Asset Qualifier Loan			Reviewer Comment (2020-01-06): REgraded to EV2-B, ASset Qualification loan program				2	B	10/23/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	C	C	A	C	C	A	A	Non QM	ATR Risk	Yes
XXX	1009445	XXX	16021291	1009445-23495	01/24/2020	Compliance	Compliance	Federal Compliance	ARM Disclosure Prior to Closing Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Pre-closing CD dated 10/2/2019 shows loan is an ARM. Disclosure not signed till 10/23/2019.							3	C	10/23/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	ATR Risk	No
XXX	1009445	XXX	16021292	1009445-23494	01/24/2020	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Prior to Closing Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Pre-closing CD dated 10/2/2019 shows loan is an ARM. Disclosure not signed till 10/23/2019.							3	C	10/23/2019	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	ATR Risk	No
XXX	1009657	XXX	15709870	1009657-6583	01/06/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $810.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						01/06/2020		1	A	10/24/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009657	XXX	15709871	1009657-6583	01/06/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)						01/06/2020		1	A	10/24/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009657	XXX	15709872	1009657-6583	01/06/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $160.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7535)						01/06/2020		1	A	10/24/2019	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
XXX	1009657	XXX	15716112	1009657-6276	01/07/2020	Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 06/30/2019 // Account Type: Life Insurance Value / Account Number: XXX Asset Account Date: 06/XX/2019	Lender exception was provided - ) Transaction closed 10/24. Documentation is > 90 days but < 120 days at time of closing.	38.90% DTI on this full documentation loan < 43% guideline max 727 representative FICO score > 680 guideline minimum Borrowers have job stability for 4 years	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-07): Lender exception with compensating factors was provided			01/07/2020	2	B	10/24/2019	CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No
XXX	1008339	XXX	15673330	1008339-3988	01/02/2020	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/24/2019 not received by borrower at least four (4) business days prior to closing. (Interim/06/24/2019)	Borrower signed LE at closing. No other proof provided on when borrower received LE.			Reviewer Comment (2020-01-21): AMC reviewed exception. Upon further review exception may be cleared. Buyer Comment (2020-01-16): Please see Esigned Initial LE and ESign consent.	01/21/2020			1	A	08/26/2019	TX	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1009939	XXX	15732624	1009939-3831	01/07/2020	Credit	Credit	Miscellaneous	Credit Exception:		The CDA report indicates the subjects market area values are decreasing. Guidelines state investment properties in declining market areas are ineligible; however, an exception was provided.	28.07% DTI on this full documentation loan 85% guideline max - 56.93% below program guideline maximum Borrower on this full documentation loan has a disposable income of $9,0000+ Borrower and Coborrower has employment stability for 9 years in their current positions. Borrowers have $72k+ in reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-07): HDI graph indicates values have remained relatively flat. Appraiser supports lack of inventory and less than 3 months marketing time with all comparable properties sold in less than 30 days. This would indicate values are stable to increasing based on demand.			01/07/2020	2	B	10/23/2019	WA	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXX	1009318	XXX	15692113	1009318-6278	01/03/2020	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Most recent credit report in file is dated 8/15/2019 which is > 90 from the Note date. Guidelines state that credit docs should not be greater than 90 days from the note date. Galton Funding may, at its sole discretion, accept credit file documents up to 120 days from he Note. Approval to use the credit report was not provided.	796 representative FICO score 30.60% LTV 30 yeaers self employed 16.04% DTI on this full documentation loan < 50.00% guideline max $61k in reserves $33k in monthly residual income	Aggregator Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-21): Lender exception in file for using discretion to allow extension of credit report from 90 days to 120 days. Buyer Comment (2020-01-17): Attached for your review is the Galton credit exception for the credit report >90 days.			01/21/2020	2	B	11/21/2019	CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXX	1009956	XXX	15759723	1009956-25158	01/09/2020	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation is missing from the loan file.							2	B	10/29/2019	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXX	1009841	XXX	15712426	1009841-6276	01/06/2020	Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 08/16/2019 // Account Type: Checking / Account Number: XXX Asset Account Date: 08/XX/2019				Reviewer Comment (2020-01-21): Sufficient assets provided without using XXX account ending in XXX.	01/21/2020			1	A	11/19/2019	GA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	1009469	XXX	15754146	1009469-3831	01/09/2020	Credit	Credit	Miscellaneous	Credit Exception:		The appraisal and CDA reports indicate the subject was listed for sale within the last six months up until 5/30/19. Galton guidelines do not allow cash out refinances on investment properties if the subject has been listed in the last six months. The subject application date of 9/4/2019 is less than 6 months from the listing cancellation date.	781 representative FICO score > 600 guideline minimum 63.39% LTV < 80 guideline max 12 years self employed 33.74% DTI < 43.0% guideline max $15k in monthly residual income $192k+ in reserves	Aggregator Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-10): Waived per client with compensating factors Reviewer Comment (2020-01-10): Lender approved exception allowing for cash-out refinance even though subject was for sale within last 6 months.			01/10/2020	2	B	11/01/2019	WA	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009469	XXX	15755466	1009469-6572	01/09/2020	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/17/2019)	File is missing acknowledgment of receipt of appraisal or documentation validating borrower received appraisal 3 days prior to closing.							2	B	11/01/2019	WA	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1009469	XXX	15767596	1009469-6572	01/10/2020	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/09/26/2019)	File is missing acknowledgment of receipt of CDA or documentation validating borrower received CDA 3 days prior to closing.							2	B	11/01/2019	WA	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXX	1010377	XXX	15743200	1010377-3831	01/08/2020	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception granted for missing updated hazard/homeowners HO6 insurance policy with JMAC listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $46,000 (20%). Lender indicates, "Master policy covers original build and full coverage A, with HO-6 only needed for improvements and alterations. Amount of coverage is sufficient based on value of property and 20% threshold is no longer required by FNMA." Updated Master Coverage in file reflecting JMAC as mortgagee. Compensating Factors provided.	FICO of 707> 680 required Borrower self employed for over 5 years. Borrower has 9 months reserves > 6 months required.	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-21): Lender approved exception in file as master policy covers original build with HO-6 only needed for improvements and alterations. Amount of coverage sufficient based upon value of property and 20% threshold no longer required by FNMA. Buyer Comment (2020-01-17): Galton Credit exception granted. Attached for your review. Please clear exception.			01/21/2020	2	B	11/26/2019	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXX	1010314	XXX	15733939	1010314-6542	01/08/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $27,605.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Please provide valid change of circumstance evidencing rate lock and if applicable discount point calculation worksheet.			Reviewer Comment (2020-01-22): AMC received 09/25 COC however the fee was disclosed on the 11/08 CD. A review of the file did not indicate a 11/08 COC. Please provide COC if available. Buyer Comment (2020-01-17): Please see COC.				3	C	11/18/2019	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1010314	XXX	15733940	1010314-6542	01/08/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75174)	Please provide valid change of circumstance or evidence of cure provided to borrower.			Reviewer Comment (2020-01-22): A cure was provided at closing. Exception Cured. Buyer Comment (2020-01-17): The reimbursement of $900.80 on the final CD is sufficient for the $600.00 zero tolerance.		01/22/2020		2	B	11/18/2019	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXX	1010314	XXX	15769550	1010314-25040	01/10/2020	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per Lender guideline require 5/1 ARM to be qualified at fully indexed rate or initial note rate plus 2%.							2	B	11/18/2019	FL	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXX	1009468	XXX	15676277	1009468-5366	01/02/2020	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.59000% exceeds Guideline total debt ratio of 43.00000%.	Lender approved exception of DTI of 45.50% exceeding program guidelines.	Borrower on this full documentation loan has a disposable income of $12k. $131K in reserves. Both borrowers have 10+ years in current position.	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Client chose to waive with compensating factors			01/06/2020	2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	1009468	XXX	15676496	1009468-3831	01/02/2020	Credit	Credit	Miscellaneous	Credit Exception:		Application date of 7/3/19 is prior to Expanded A+ program release date of 7/8/19. Approved Galton exception to use of seller guide dated after application date.	Borrower on this full documentation loan has a disposable income of $12k. $131K in reserves. Both borrowers have 10+ years in current position.	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Cleint choses to waive with compensating factors Reviewer Comment (2020-01-06): Client Chose To Waive with Compensating factors			01/06/2020	2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	1009468	XXX	15686468	1009468-25029	01/03/2020	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI of 44.59% exceeds guidelines of 43%. Lender approved exception for DTI of 45.5% in file.			Reviewer Comment (2020-01-06): DTI Waiver in file.	01/06/2020			1	A	10/01/2019	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686469	1009468-5695	01/03/2020	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI of 44.59% exceeds guidelines of 43%. Lender approved exception for DTI of 45.5% in file.			Reviewer Comment (2020-01-06): DTI Waiver in file.	01/06/2020			1	A	10/01/2019	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	1009468	XXX	15686470	1009468-25034	01/03/2020	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.59000% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI of 44.59% exceeds guidelines of 43%. Lender approved exception for DTI of 45.5% in file.	Borrower on this full documentation loan has a disposable income of $12k. $131K in reserves. Both borrowers have 10+ years in current position.	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Client chose to waive with compensating factors			01/06/2020	2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXX	1009468	XXX	15686483	1009468-26264	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1125485)	Cured via post closing CD.-- Provide copy of Refund Check if applicable, proof of delivery to borrower and Reopened Rescission Provided			Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure. Buyer Comment (2020-01-17): PCCD in file dated 11/26/2019 Reviewer Comment (2020-01-06): Cured With Post Close CD		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686484	1009468-26264	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1125486)	Cured via post closing CD.			Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure. Buyer Comment (2020-01-17): Please see PCCD.		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686485	1009468-26264	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1125487)	Cured via post closing CD.			Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure. Buyer Comment (2020-01-17): Please see PCCD.		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686486	1009468-26264	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1125488)	Cured via post closing CD.			Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure. Buyer Comment (2020-01-17): Please see PCCD.		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686487	1009468-4675	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/1125485)	Cured via post closing CD.			Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure. Buyer Comment (2020-01-17): PCCD in file dated 11/26/2019		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686488	1009468-4391	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/01/2019 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/10/01/2019)	Cured via post closing CD.			Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE, reopen rescission, and proof of delivery to cure. Buyer Comment (2020-01-17): Please see PCCD.		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686489	1009468-4822	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/01/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/01/2019)	Cured via post closing CD.			Reviewer Comment (2020-01-24): AMC received LOE. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received a corrected CD. Please provide LOE to cure. Buyer Comment (2020-01-17): Cleared with PCCD dated 11/26/2019 in file.		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009468	XXX	15686563	1009468-4890	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/01/2019 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1125488)	Closing disclosure reflects reflects minimum IO payment for stream 4 of $1,688 but does not state 'only interest'.			Reviewer Comment (2020-01-24): AMC received LOE, RTC, and proof of delivery. Exception Cured. Buyer Comment (2020-01-22): 01/22/2020 Actual PC CD for corrections was issued 10/17/2019 and Rescission re-opened on 10/28/2019. Uploading PC CD dated 10/17/2019, Re-opened NORTC and Borrower Letters for both. Reviewer Comment (2020-01-22): AMC received PCCD however the calculated stream 4 is 12-30 years P&I 4660-9137. Please provide a corrected CD, LOE, reopen rescission, and proof of delivery to cure. Buyer Comment (2020-01-17): Please see PCCD.		01/24/2020		2	B	10/01/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXX	1009654	XXX	15691744	1009654-25444	01/03/2020	Property	Missing Document	Appraisal Documentation	Loan is to go into a securitization, and full appraisal was not provided.		The Appraisal report was waived.			Reviewer Comment (2020-01-21): Upon further review appraisal and CDA provided as required. Buyer Comment (2020-01-17): Full appraisal and CDA are in file. Attached for your review.	01/21/2020			1	A	10/18/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1009654	XXX	15692057	1009654-24955	01/03/2020	Credit	Guideline	Guideline Issue	Borrower does not have the minimum active tradelines per guidelines.		The minimum trade line requirements have not been met as the borrower has only two open and active accounts which is less than the required three open and active trade lines. Lender Exception: The borrower has 4 other tradelines reporting on credit, but not open and active. Borrower simply is not a high credit user. Compensating Factors and attached.	High Mid Score for Borrower is 714 and the Minimum required is 600 48 months reserves > 9 months guideline minimum Residual income of $ 5,332 versus guideline minimum of $1,500.	Aggregator Aggregator Aggregator	Reviewer Comment (2020-01-06): Lender elects to waive with compensating factors.			01/06/2020	2	B	10/18/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1009654	XXX	15707447	1009654-6572	01/06/2020	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/09/16/2019)	Missing evidence of timely delivery.			Reviewer Comment (2020-01-17): Waiver provided. Buyer Comment (2020-01-16): Please see attached waiver.	01/17/2020			1	A	10/18/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1009654	XXX	15707448	1009654-7013	01/06/2020	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/09/16/2019)	Missing evidence of timely delivery.			Reviewer Comment (2020-01-17): Waiver provided. Buyer Comment (2020-01-16): Please see attached waiver.	01/17/2020			1	A	10/18/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1009654	XXX	15855615	1009654-4436	01/17/2020	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/16/2019)	Waiver provided signed by borrower. However file does not contain evidence of when borrower received primary valuation model.			Reviewer Comment (2020-01-22): Documentation evidencing receipt of appraisal has been received.	01/22/2020			1	A	10/18/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1009654	XXX	15855616	1009654-7013	01/17/2020	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/16/2019)	Waiver provided signed by borrower. However file does not contain evidence of when borrower received secondary valuation model.			Reviewer Comment (2020-01-22): Documentation evidencing receipt has been received. Buyer Comment (2020-01-21): Please see appraisal delivery confirmation.	01/22/2020			1	A	10/18/2019	CA	Primary	Purchase		C	B	B	B	C	A	C	A	Non QM	Non QM	No
XXX	1010321	XXX	15745825	1010321-26266	01/08/2020	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 19,342.68 on Final Closing Disclosure provided on 12/02/2019 not accurate. (Final/12/02/2019)	The escrow amount of $1611.89 on the final CD was incorrect. The PCCD corrected the monthly amount to $1655.93 which cures this exception.			Reviewer Comment (2020-01-10): Cured Via Post close CD -- Corrected amount to $1655.93		01/10/2020		2	B	12/02/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1010321	XXX	15745826	1010321-6545	01/08/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower. (7520)								2	B	12/02/2019	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXX	1009635	XXX	15692351	1009635-26033	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/05/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/05/2019)	Initial application date of 9/3/19. LE dated 9/5/19 electronically received by borrower 9/9/19 not received within 3 days of application date.			Reviewer Comment (2020-01-21): E-consent in file dated 09/06/2019 Buyer Comment (2020-01-17): Document in file a copy has been uploaded as well	01/21/2020			1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	1009635	XXX	15692370	1009635-6542	01/03/2020	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Additional appraisal fees added after initial disclosure not allowed. No cure provided to borrower.			Reviewer Comment (2020-01-21): COC - UW request Desk Review Buyer Comment (2020-01-16): Please see COC with changes.	01/21/2020			1	A	10/23/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes